UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23504

AIM ETF PRODUCTS TRUST

On behalf of the following series:

AllianzIM U.S. Large Cap Buffer10 Jan ETF | JANT |

AllianzIM U.S. Large Cap Buffer10 Feb ETF | FEBT |

AllianzIM U.S. Large Cap Buffer10 Mar ETF | MART |

AllianzIM U.S. Large Cap Buffer10 Apr ETF | APRT |

AllianzIM U.S. Large Cap Buffer10 May ETF | MAYT |

AllianzIM U.S. Large Cap Buffer10 Jun ETF | JUNT |

AllianzIM U.S. Large Cap Buffer10 Jul ETF | JULT |

AllianzIM U.S. Large Cap Buffer10 Aug ETF | AUGT |

AllianzIM U.S. Large Cap Buffer10 Sep ETF | SEPT |

AllianzIM U.S. Large Cap Buffer10 Oct ETF | OCTT |

AllianzIM U.S. Large Cap Buffer10 Nov ETF | NVBT |

AllianzIM U.S. Large Cap Buffer10 Dec ETF | DECT |

AllianzIM U.S. Large Cap Buffer20 Jan ETF | JANW |

AllianzIM U.S. Large Cap Buffer20 Feb ETF | FEBW |

AllianzIM U.S. Large Cap Buffer20 Mar ETF | MARW |

AllianzIM U.S. Large Cap Buffer20 Apr ETF | APRW |

AllianzIM U.S. Large Cap Buffer20 May ETF | MAYW |

AllianzIM U.S. Large Cap Buffer20 Jun ETF | JUNW |

AllianzIM U.S. Large Cap Buffer20 Jul ETF | JULW |

AllianzIM U.S. Large Cap Buffer20 Aug ETF | AUGW |

AllianzIM U.S. Large Cap Buffer20 Sep ETF | SEPW |

AllianzIM U.S. Large Cap Buffer20 Oct ETF | OCTW |

AllianzIM U.S. Large Cap Buffer20 Nov ETF | NVBW |

AllianzIM U.S. Large Cap Buffer20 Dec ETF | DECW |

AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF | JANU |

AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF | FEBU |

AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF | MARU |

AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF | ARLU |

AllianzIM U.S. Equity Buffer15 Uncapped May ETF | MAYU |

AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF | JNEU |

AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF | JULU |

AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF | AUGU |

AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF | SEPU |

AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF | OCTU |

AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF | NVBU |

AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF | DECU |

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF | SIXJ |

AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF | SIXF |

AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF | SIXP |

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF | SIXO |

AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF | SIXZ |

AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF | SIXD |

AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF | FLJJ |

AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF | FLAO |

AllianzIM Buffer20 Allocation ETF | SPBW |

AllianzIM Buffer15 Uncapped Allocation ETF | SPBU |

AllianzIM 6 Month Buffer10 Allocation ETF | SPBX |

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297

(Address of principal executive offices) (Zip Code)

Amanda Farren, Chief Legal Officer

5701 Golden Hills Drive

Minneapolis, MN 55416

(Name and address of agent for service)

Registrant’s telephone number, including area code: (763) 765-7453

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

AllianzIM U.S. Large Cap Buffer10 Jan ETF | JANT | NYSE Arca

Semi-annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer10 Jan ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap Buffer10 Jan ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets (000s)	$145,812
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	104.6%
Time deposits	0.2%
Options written	(4.6)%
Net other assets and liabilities	(0.2)%
Total	100.0%

AllianzIM U.S. Large Cap Buffer10 Jan ETF

Semi-annual Shareholder Report - April 30, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

JANT 425

AllianzIM U.S. Large Cap Buffer10 Feb ETF | FEBT | NYSE Arca

Semi-annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer10 Feb ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap Buffer10 Feb ETF	$36	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets (000s)	$92,501
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	105.3%
Time deposits	0.2%
Options written	(5.5)%
Net other assets and liabilities	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

AllianzIM U.S. Large Cap Buffer10 Feb ETF

Semi-annual Shareholder Report - April 30, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

FEBT 425

AllianzIM U.S. Large Cap Buffer10 Mar ETF | MART | NYSE Arca

Semi-annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer10 Mar ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap Buffer10 Mar ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets (000s)	$25,754
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	105.4%
Time deposits	0.2%
Options written	(5.4)%
Net other assets and liabilities	(0.2)%
Total	100.0%

AllianzIM U.S. Large Cap Buffer10 Mar ETF

Semi-annual Shareholder Report - April 30, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

MART 425

AllianzIM U.S. Large Cap Buffer10 Apr ETF | APRT | NYSE Arca

Semi-annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer10 Apr ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap Buffer10 Apr ETF	$36	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets (000s)	$42,259
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	105.6%
Time deposits	0.0%Footnote Reference*
Options written	(5.7)%
Net other assets and liabilities	0.1%
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

AllianzIM U.S. Large Cap Buffer10 Apr ETF

Semi-annual Shareholder Report - April 30, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

APRT 425

AllianzIM U.S. Large Cap Buffer10 May ETF | MAYT | NYSE Arca

Semi-annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer10 May ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap Buffer10 May ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets (000s)	$13,818
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	105.8%
Time deposits	0.8%
Options written	(5.8)%
Net other assets and liabilities	(0.8)%
Total	100.0%

AllianzIM U.S. Large Cap Buffer10 May ETF

Semi-annual Shareholder Report - April 30, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

MAYT 425

AllianzIM U.S. Large Cap Buffer10 Jun ETF | JUNT | NYSE Arca

Semi-annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer10 Jun ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap Buffer10 Jun ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets (000s)	$17,199
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	100.2%
Time deposits	0.8%
Options written	(0.2)%
Net other assets and liabilities	(0.8)%
Total	100.0%

AllianzIM U.S. Large Cap Buffer10 Jun ETF

Semi-annual Shareholder Report - April 30, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

JUNT 425

AllianzIM U.S. Large Cap Buffer10 Jul ETF | JULT | NYSE Arca

Semi-annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer10 Jul ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap Buffer10 Jul ETF	$36	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets (000s)	$71,260
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	100.8%
Time deposits	0.6%
Options written	(0.8)%
Net other assets and liabilities	(0.6)%
Total	100.0%

AllianzIM U.S. Large Cap Buffer10 Jul ETF

Semi-annual Shareholder Report - April 30, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

JULT 425

AllianzIM U.S. Large Cap Buffer10 Aug ETF | AUGT | NYSE Arca

Semi-annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer10 Aug ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap Buffer10 Aug ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets (000s)	$30,078
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	101.6%
Time deposits	1.8%
Options written	(1.5)%
Net other assets and liabilities	(1.9)%
Total	100.0%

AllianzIM U.S. Large Cap Buffer10 Aug ETF

Semi-annual Shareholder Report - April 30, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

AUGT 425

AllianzIM U.S. Large Cap Buffer10 Sep ETF | SEPT | NYSE Arca

Semi-annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer10 Sep ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap Buffer10 Sep ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets (000s)	$17,808
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	102.2%
Time deposits	1.3%
Options written	(2.3)%
Net other assets and liabilities	(1.2)%
Total	100.0%

AllianzIM U.S. Large Cap Buffer10 Sep ETF

Semi-annual Shareholder Report - April 30, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

SEPT 425

AllianzIM U.S. Large Cap Buffer10 Oct ETF | OCTT | NYSE Arca

Semi-annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer10 Oct ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap Buffer10 Oct ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets (000s)	$132,568
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	103.1%
Time deposits	0.4%
Options written	(3.0)%
Net other assets and liabilities	(0.5)%
Total	100.0%

AllianzIM U.S. Large Cap Buffer10 Oct ETF

Semi-annual Shareholder Report - April 30, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

OCTT 425

AllianzIM U.S. Large Cap Buffer10 Nov ETF | NVBT | NYSE Arca

Semi-annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer10 Nov ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap Buffer10 Nov ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets (000s)	$35,669
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	103.4%
Time deposits	0.3%
Options written	(3.3)%
Net other assets and liabilities	(0.4)%
Total	100.0%

AllianzIM U.S. Large Cap Buffer10 Nov ETF

Semi-annual Shareholder Report - April 30, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

NVBT 425

AllianzIM U.S. Large Cap Buffer10 Dec ETF | DECT | NYSE Arca

Semi-annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer10 Dec ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap Buffer10 Dec ETF	$36	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets (000s)	$99,421
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	104.7%
Time deposits	0.4%
Options written	(4.8)%
Net other assets and liabilities	(0.3)%
Total	100.0%

AllianzIM U.S. Large Cap Buffer10 Dec ETF

Semi-annual Shareholder Report - April 30, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

DECT 425

AllianzIM U.S. Large Cap Buffer20 Jan ETF | JANW | NYSE Arca

Semi-annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer20 Jan ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap Buffer20 Jan ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets (000s)	$458,431
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	102.8%
Time deposits	0.3%
Options written	(2.8)%
Net other assets and liabilities	(0.3)%
Total	100.0%

AllianzIM U.S. Large Cap Buffer20 Jan ETF

Semi-annual Shareholder Report - April 30, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

JANW 425

AllianzIM U.S. Large Cap Buffer20 Feb ETF | FEBW | NYSE Arca

Semi-annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer20 Feb ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap Buffer20 Feb ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets (000s)	$99,160
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	103.2%
Time deposits	0.2%
Options written	(3.2)%
Net other assets and liabilities	(0.2)%
Total	100.0%

AllianzIM U.S. Large Cap Buffer20 Feb ETF

Semi-annual Shareholder Report - April 30, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

FEBW 425

AllianzIM U.S. Large Cap Buffer20 Mar ETF | MARW | NYSE Arca

Semi-annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer20 Mar ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap Buffer20 Mar ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets (000s)	$80,285
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	103.6%
Time deposits	0.1%
Options written	(3.6)%
Net other assets and liabilities	(0.1)%
Total	100.0%

AllianzIM U.S. Large Cap Buffer20 Mar ETF

Semi-annual Shareholder Report - April 30, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

MARW 425

AllianzIM U.S. Large Cap Buffer20 Apr ETF | APRW | NYSE Arca

Semi-annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer20 Apr ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap Buffer20 Apr ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets (000s)	$172,803
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	105.2%
Time deposits	0.1%
Options written	(5.3)%
Net other assets and liabilities	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

AllianzIM U.S. Large Cap Buffer20 Apr ETF

Semi-annual Shareholder Report - April 30, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

APRW 425

AllianzIM U.S. Large Cap Buffer20 May ETF | MAYW | NYSE Arca

Semi-annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer20 May ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap Buffer20 May ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets (000s)	$63,036
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	105.8%
Time deposits	0.6%
Options written	(5.8)%
Net other assets and liabilities	(0.6)%
Total	100.0%

AllianzIM U.S. Large Cap Buffer20 May ETF

Semi-annual Shareholder Report - April 30, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

MAYW 425

AllianzIM U.S. Large Cap Buffer20 Jun ETF | JUNW | NYSE Arca

Semi-annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer20 Jun ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap Buffer20 Jun ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets (000s)	$49,517
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	100.3%
Time deposits	1.6%
Options written	(0.3)%
Net other assets and liabilities	(1.6)%
Total	100.0%

AllianzIM U.S. Large Cap Buffer20 Jun ETF

Semi-annual Shareholder Report - April 30, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

JUNW 425

AllianzIM U.S. Large Cap Buffer20 Jul ETF | JULW | NYSE Arca

Semi-annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer20 Jul ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap Buffer20 Jul ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets (000s)	$190,465
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	100.4%
Time deposits	0.7%
Options written	(0.4)%
Net other assets and liabilities	(0.7)%
Total	100.0%

AllianzIM U.S. Large Cap Buffer20 Jul ETF

Semi-annual Shareholder Report - April 30, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

JULW 425

AllianzIM U.S. Large Cap Buffer20 Aug ETF | AUGW | NYSE Arca

Semi-annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer20 Aug ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap Buffer20 Aug ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets (000s)	$162,639
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	101.0%
Time deposits	0.7%
Options written	(0.9)%
Net other assets and liabilities	(0.8)%
Total	100.0%

AllianzIM U.S. Large Cap Buffer20 Aug ETF

Semi-annual Shareholder Report - April 30, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

AUGW 425

AllianzIM U.S. Large Cap Buffer20 Sep ETF | SEPW | NYSE Arca

Semi-annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer20 Sep ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap Buffer20 Sep ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets (000s)	$69,099
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	101.4%
Time deposits	1.1%
Options written	(1.3)%
Net other assets and liabilities	(1.2)%
Total	100.0%

AllianzIM U.S. Large Cap Buffer20 Sep ETF

Semi-annual Shareholder Report - April 30, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

SEPW 425

AllianzIM U.S. Large Cap Buffer20 Oct ETF | OCTW | NYSE Arca

Semi-annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer20 Oct ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap Buffer20 Oct ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets (000s)	$364,937
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	101.7%
Time deposits	0.5%
Options written	(1.7)%
Net other assets and liabilities	(0.5)%
Total	100.0%

AllianzIM U.S. Large Cap Buffer20 Oct ETF

Semi-annual Shareholder Report - April 30, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

OCTW 425

AllianzIM U.S. Large Cap Buffer20 Nov ETF | NVBW | NYSE Arca

Semi-annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer20 Nov ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap Buffer20 Nov ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets (000s)	$66,398
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	102.3%
Time deposits	0.3%
Options written	(2.2)%
Net other assets and liabilities	(0.4)%
Total	100.0%

AllianzIM U.S. Large Cap Buffer20 Nov ETF

Semi-annual Shareholder Report - April 30, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

NVBW 425

AllianzIM U.S. Large Cap Buffer20 Dec ETF | DECW | NYSE Arca

Semi-annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer20 Dec ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap Buffer20 Dec ETF	$36	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets (000s)	$369,487
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	102.4%
Time deposits	0.3%
Options written	(2.4)%
Net other assets and liabilities	(0.3)%
Total	100.0%

AllianzIM U.S. Large Cap Buffer20 Dec ETF

Semi-annual Shareholder Report - April 30, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

DECW 425

AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF | JANU | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF (the “Fund”) for the period of December 31, 2024Footnote Reference* to April 30, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

Footnote	Description
Footnote*	The inception date is December 31, 2024. Shares of JANU were listed on the Cboe BZX Exchange, Inc. on January 2, 2025.

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF	$24Footnote Reference**	0.74%
Footnote	Description
Footnote*	Annualized.
Footnote**	Represents a period less than 6 months, had the Fund existed for the full 6-month reporting period, costs would have been higher.

Key Fund Statistics

Total Net Assets (000s)	$65,466
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	102.9%
Time deposits	0.3%
Options written	(3.0)%
Net other assets and liabilities	(0.2)%
Total	100.0%

AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF

Semi-annual Shareholder Report - April 30, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

JANU 425

AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF | FEBU | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF (the “Fund”) for the period of January 31, 2025Footnote Reference* to April 30, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

Footnote	Description
Footnote*	The inception date is January 31, 2025. Shares of FEBU were listed on the Cboe BZX Exchange, Inc. on February 3, 2025.

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF	$18Footnote Reference**	0.74%
Footnote	Description
Footnote*	Annualized.
Footnote**	Represents a period less than 6 months, had the Fund existed for the full 6-month reporting period, costs would have been higher.

Key Fund Statistics

Total Net Assets (000s)	$46,105
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	103.6%
Time deposits	0.2%
Options written	(3.7)%
Net other assets and liabilities	(0.1)%
Total	100.0%

AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF

Semi-annual Shareholder Report - April 30, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

FEBU 425

AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF | MARU | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF (the “Fund”) for the period of February 28, 2025Footnote Reference* to April 30, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

Footnote	Description
Footnote*	The inception date is February 28, 2025. Shares of MARU were listed on the Cboe BZX Exchange, Inc. on March 3, 2025.

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF	$12Footnote Reference**	0.74%
Footnote	Description
Footnote*	Annualized.
Footnote**	Represents a period less than 6 months, had the Fund existed for the full 6-month reporting period, costs would have been higher.

Key Fund Statistics

Total Net Assets (000s)	$16,188
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	103.8%
Time deposits	0.0%Footnote Reference*
Options written	(3.7)%
Net other assets and liabilities	(0.1)%
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF

Semi-annual Shareholder Report - April 30, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

MARU 425

AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF | ARLU | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	$36	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets (000s)	$39,167
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	102.9%
Time deposits	0.1%
Options written	(2.9)%
Net other assets and liabilities	(0.1)%
Total	100.0%

AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF

Semi-annual Shareholder Report - April 30, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

ARLU 425

AllianzIM U.S. Equity Buffer15 Uncapped May ETF | MAYU | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped May ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 Uncapped May ETF	$36	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets (000s)	$18,003
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	103.0%
Time deposits	0.6%
Options written	(3.0)%
Net other assets and liabilities	(0.6)%
Total	100.0%

AllianzIM U.S. Equity Buffer15 Uncapped May ETF

Semi-annual Shareholder Report - April 30, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

MAYU 425

AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF | JNEU | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	$36	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets (000s)	$17,408
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	100.1%
Time deposits	0.6%
Options written	(0.1)%
Net other assets and liabilities	(0.6)%
Total	100.0%

AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF

Semi-annual Shareholder Report - April 30, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

JNEU 425

AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF | JULU | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	$36	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets (000s)	$67,184
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	100.4%
Time deposits	0.4%
Options written	(0.4)%
Net other assets and liabilities	(0.4)%
Total	100.0%

AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF

Semi-annual Shareholder Report - April 30, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

JULU 425

AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF | AUGU | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	$36	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets (000s)	$24,557
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	101.0%
Time deposits	0.4%
Options written	(0.8)%
Net other assets and liabilities	(0.6)%
Total	100.0%

AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF

Semi-annual Shareholder Report - April 30, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

AUGU 425

AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF | SEPU | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	$36	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets (000s)	$23,639
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	101.4%
Time deposits	0.4%
Options written	(1.3)%
Net other assets and liabilities	(0.5)%
Total	100.0%

AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF

Semi-annual Shareholder Report - April 30, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

SEPU 425

AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF | OCTU | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets (000s)	$33,437
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	101.8%
Time deposits	0.4%
Options written	(1.9)%
Net other assets and liabilities	(0.3)%
Total	100.0%

AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF

Semi-annual Shareholder Report - April 30, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

OCTU 425

AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF | NVBU | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	$36	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets (000s)	$19,161
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	102.0%
Time deposits	0.4%
Options written	(2.1)%
Net other assets and liabilities	(0.3)%
Total	100.0%

AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF

Semi-annual Shareholder Report - April 30, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

NVBU 425

AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF | DECU | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF (the “Fund”) for the period of November 29, 2024Footnote Reference* to April 30, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

Footnote	Description
Footnote*	The inception date is November 29, 2024. Shares of DECU were listed on the Cboe BZX Exchange, Inc. on December 2, 2024.

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF	$30Footnote Reference**	0.74%
Footnote	Description
Footnote*	Annualized.
Footnote**	Represents a period less than 6 months, had the Fund existed for the full 6-month reporting period, costs would have been higher.

Key Fund Statistics

Total Net Assets (000s)	$31,710
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	103.1%
Time deposits	0.4%
Options written	(3.2)%
Net other assets and liabilities	(0.3)%
Total	100.0%

AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF

Semi-annual Shareholder Report - April 30, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

DECU 425

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF | SIXJ | NYSE Arca

Semi-annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets (000s)	$145,537
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	101.5%
Time deposits	0.6%
Options written	(1.9)%
Net other assets and liabilities	(0.2)%
Total	100.0%

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF

Semi-annual Shareholder Report - April 30, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

SIXJ 425

AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF | SIXF | NYSE Arca

Semi-annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets (000s)	$43,778
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	102.8%
Time deposits	0.5%
Options written	(3.1)%
Net other assets and liabilities	(0.2)%
Total	100.0%

AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF

Semi-annual Shareholder Report - April 30, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

SIXF 425

AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF | SIXP | NYSE Arca

Semi-annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets (000s)	$30,078
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	103.0%
Time deposits	0.5%
Options written	(3.4)%
Net other assets and liabilities	(0.1)%
Total	100.0%

AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF

Semi-annual Shareholder Report - April 30, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

SIXP 425

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF | SIXO | NYSE Arca

Semi-annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets (000s)	$242,169
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	103.8%
Time deposits	0.4%
Options written	(4.2)%
Net other assets and liabilities	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF

Semi-annual Shareholder Report - April 30, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

SIXO 425

AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF | SIXZ | NYSE Arca

Semi-annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets (000s)	$20,137
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	105.1%
Time deposits	0.6%
Options written	(4.8)%
Net other assets and liabilities	(0.9)%
Total	100.0%

AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF

Semi-annual Shareholder Report - April 30, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

SIXZ 425

AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF | SIXD | NYSE Arca

Semi-annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets (000s)	$118,098
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	101.2%
Time deposits	0.6%
Options written	(1.5)%
Net other assets and liabilities	(0.3)%
Total	100.0%

AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF

Semi-annual Shareholder Report - April 30, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

SIXD 425

AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF | FLJJ | NYSE Arca

Semi-annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets (000s)	$32,865
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	99.7%
Time deposits	0.5%
Options written	(0.1)%
Net other assets and liabilities	(0.1)%
Total	100.0%

AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF

Semi-annual Shareholder Report - April 30, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

FLJJ 425

AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF | FLAO | NYSE Arca

Semi-annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF	$36	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets (000s)	$35,545
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	101.7%
Time deposits	0.5%
Options written	(2.2)%
Net other assets and liabilities	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF

Semi-annual Shareholder Report - April 30, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

FLAO 425

AllianzIM Buffer20 Allocation ETF | SPBW | NYSE Arca

Semi-annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about AllianzIM Buffer20 Allocation ETF (the “Fund”) for the period of January 7, 2025Footnote Reference* to April 30, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

Footnote	Description
Footnote*	The inception date is January 7, 2025. Shares of SPBW were listed on the NYSE Arca, Inc. on January 9, 2025.

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 InvestmentFootnote Reference1	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*Footnote Reference1
AllianzIM Buffer20 Allocation ETF	$2Footnote Reference**	0.05%
Footnote	Description
Footnote*	Annualized.
Footnote**	Represents a period less than 6 months, had the Fund existed for the full 6-month reporting period, costs would have been higher.
Footnote[1]	Reflects applicable fee waivers.

Key Fund Statistics

Total Net Assets (000s)	$27,010
# of Portfolio Holdings	12
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Affiliated Exchange-Traded Funds	99.9%
Time deposits	0.1%
Net other assets and liabilities	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

AllianzIM Buffer20 Allocation ETF

Semi-annual Shareholder Report - April 30, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

SPBW 425

AllianzIM Buffer15 Uncapped Allocation ETF | SPBU | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about AllianzIM Buffer15 Uncapped Allocation ETF (the “Fund”) for the period of March 5, 2025Footnote Reference* to April 30, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

Footnote	Description
Footnote*	The inception date is March 5, 2025. Shares of SPBU were listed on the Cboe BZX Exchange, Inc. on March 7, 2025.

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 InvestmentFootnote Reference1	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*Footnote Reference1
AllianzIM Buffer15 Uncapped Allocation ETF	$1Footnote Reference**	0.05%
Footnote	Description
Footnote*	Annualized.
Footnote**	Represents a period less than 6 months, had the Fund existed for the full 6-month reporting period, costs would have been higher.
Footnote[1]	Reflects applicable fee waivers.

Key Fund Statistics

Total Net Assets (000s)	$21,773
# of Portfolio Holdings	12
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Affiliated Exchange-Traded Funds	99.9%
Time deposits	0.1%
Net other assets and liabilities	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

AllianzIM Buffer15 Uncapped Allocation ETF

Semi-annual Shareholder Report - April 30, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

SPBU 425

AllianzIM 6 Month Buffer10 Allocation ETF | SPBX | NYSE Arca

Semi-annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about AllianzIM 6 Month Buffer10 Allocation ETF (the “Fund”) for the period of January 7, 2025Footnote Reference* to April 30, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

Footnote	Description
Footnote*	The inception date is January 7, 2025. Shares of SPBX were listed on the NYSE Arca, Inc. on January 9, 2025.

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 InvestmentFootnote Reference1	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*Footnote Reference1
AllianzIM 6 Month Buffer10 Allocation ETF	$2Footnote Reference**	0.05%
Footnote	Description
Footnote*	Annualized.
Footnote**	Represents a period less than 6 months, had the Fund existed for the full 6-month reporting period, costs would have been higher.
Footnote[1]	Reflects applicable fee waivers.

Key Fund Statistics

Total Net Assets (000s)	$22,582
# of Portfolio Holdings	6
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Affiliated Exchange-Traded Funds	99.9%
Time deposits	0.1%
Net other assets and liabilities	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

AllianzIM 6 Month Buffer10 Allocation ETF

Semi-annual Shareholder Report - April 30, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

SPBX 425

Item 2. Code of Ethics.

Not applicable for the reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for the reporting period.

Item 6. Investments.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Jan ETF
Schedule of Investments
April 30, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 96.5%
Options on ETF – 96.5%
SPDR S&P 500 ETF Trust	December 2025	$4.34	2,582	$1,120,588	$140,782,827
Total Options Purchased – Calls (Cost $148,898,591)				1,120,588	140,782,827
OPTION PURCHASED - PUTS(b)(c) – 8.1%
Options on ETF – 8.1%
SPDR S&P 500 ETF Trust	December 2025	586.02	2,582	151,310,364	11,770,538
Total Options Purchased – Puts (Cost $7,418,048)				151,310,364	11,770,538
				Principal
SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 5/01/25(d)				$308,379	308,379
Total Short-Term Investments (Cost $308,379)					308,379
Total Investments – 104.8% (Cost $156,625,018)					152,861,744
Other assets less liabilities – (4.8)%					(7,050,073)
Net Assets – 100.0%					$145,811,671

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,582	$674.23	December 2025	$1,966,989	$174,086,186	$(460,422)
				$1,966,989	$174,086,186	$(460,422)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,582	$527.47	December 2025	$3,996,476	$136,192,754	$(6,227,061)
				$3,996,476	$136,192,754	$(6,227,061)
TOTAL OPTIONS WRITTEN				$5,963,465	$310,278,940	$(6,687,483)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

1

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Feb ETF
Schedule of Investments
April 30, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 95.8%
Options on ETF – 95.8%
SPDR S&P 500 ETF Trust	January 2026	$4.45	1,625	$723,125	$88,639,021
Total Options Purchased – Calls (Cost $89,234,986)				723,125	88,639,021
OPTION PURCHASED - PUTS(b)(c) – 9.5%
Options on ETF – 9.5%
SPDR S&P 500 ETF Trust	January 2026	601.76	1,625	97,786,000	8,799,424
Total Options Purchased – Puts (Cost $9,028,111)				97,786,000	8,799,424
				Principal
SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 5/01/25(d)				$170,129	170,129
Total Short-Term Investments (Cost $170,129)					170,129
Total Investments – 105.5% (Cost $98,433,226)					97,608,574
Other assets less liabilities – (5.5)%					(5,107,997)
Net Assets – 100.0%					$92,500,577

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,625	$690.29	January 2026	$631,425	$112,172,125	$(238,875)
				$631,425	$112,172,125	$(238,875)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,625	$541.64	January 2026	$5,031,699	$88,016,500	$(4,780,896)
				$5,031,699	$88,016,500	$(4,780,896)
TOTAL OPTIONS WRITTEN				$5,663,124	$200,188,625	$(5,019,771)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

2

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Mar ETF
Schedule of Investments
April 30, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 96.4%
Options on ETF – 96.4%
SPDR S&P 500 ETF Trust	February 2026	$4.40	455	$200,200	$24,829,305
Total Options Purchased – Calls (Cost $26,497,979)				200,200	24,829,305
OPTION PURCHASED - PUTS(b)(c) – 9.0%
Options on ETF – 9.0%
SPDR S&P 500 ETF Trust	February 2026	594.12	455	27,032,460	2,319,977
Total Options Purchased – Puts (Cost $1,454,314)				27,032,460	2,319,977
				Principal
SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 5/01/25(d)				$42,749	42,749
Total Short-Term Investments (Cost $42,749)					42,749
Total Investments – 105.6% (Cost $27,995,042)					27,192,031
Other assets less liabilities – (5.6)%					(1,437,997)
Net Assets – 100.0%					$25,754,034

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	455	$682.95	February 2026	$376,669	$31,074,225	$(114,114)
				$376,669	$31,074,225	$(114,114)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	455	$534.76	February 2026	$803,117	$24,331,580	$(1,293,433)
				$803,117	$24,331,580	$(1,293,433)
TOTAL OPTIONS WRITTEN				$1,179,786	$55,405,805	$(1,407,547)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

3

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Apr ETF
Schedule of Investments
April 30, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 98.7%
Options on ETF – 98.7%
SPDR S&P 500 ETF Trust	March 2026	$4.14	766	$317,124	$41,712,729
Total Options Purchased – Calls (Cost $41,674,010)				317,124	41,712,729
OPTION PURCHASED - PUTS(b)(c) – 6.9%
Options on ETF – 6.9%
SPDR S&P 500 ETF Trust	March 2026	559.33	766	42,844,678	2,926,526
Total Options Purchased – Puts (Cost $2,740,626)				42,844,678	2,926,526
				Principal
SHORT-TERM INVESTMENTS – 0.0%*
Time Deposits – 0.0%*
Skandinaviska Enskilda Banken AB, Stockholm, 3.680%, 5/01/25(d)				$10,265	10,265
Total Short-Term Investments (Cost $10,265)					10,265
Total Investments – 105.6% (Cost $44,424,901)					44,649,520
Other assets less liabilities – (5.6)%					(2,390,759)
Net Assets – 100.0%					$42,258,761

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	766	$646.10	March 2026	$623,731	$49,491,260	$(703,663)
				$623,731	$49,491,260	$(703,663)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	766	$503.45	March 2026	$1,480,070	$38,564,270	$(1,681,569)
				$1,480,070	$38,564,270	$(1,681,569)
TOTAL OPTIONS WRITTEN				$2,103,801	$88,055,530	$(2,385,232)

*	Rounds to less than 0.05%.
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

4

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 May ETF
Schedule of Investments
April 30, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 98.9%
Options on ETF – 98.9%
SPDR S&P 500 ETF Trust	April 2026	$4.10	251	$102,910	$13,674,731
Total Options Purchased – Calls (Cost $13,675,697)				102,910	13,674,731
OPTION PURCHASED - PUTS(b)(c) – 6.9%
Options on ETF – 6.9%
SPDR S&P 500 ETF Trust	April 2026	554.48	251	13,917,448	947,525
Total Options Purchased – Puts (Cost $948,491)				13,917,448	947,525
				Principal
SHORT-TERM INVESTMENTS – 0.8%
Time Deposits – 0.8%
DNB Bank, Oslo, 3.680%, 5/01/25(d)				$114,854	114,854
Total Short-Term Investments (Cost $114,854)					114,854
Total Investments – 106.6% (Cost $14,739,042)					14,737,110
Other assets less liabilities – (6.6)%					(919,478)
Net Assets – 100.0%					$13,817,632

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	251	$651.53	April 2026	$252,293	$16,353,403	$(253,259)
				$252,293	$16,353,403	$(253,259)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	251	$499.09	April 2026	$551,986	$12,527,159	$(552,953)
				$551,986	$12,527,159	$(552,953)
TOTAL OPTIONS WRITTEN				$804,279	$28,880,562	$(806,212)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

5

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Jun ETF
Schedule of Investments
April 30, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 99.2%
Options on ETF – 99.2%
SPDR S&P 500 ETF Trust	May 2025	$3.90	310	$120,900	$17,056,742
Total Options Purchased – Calls (Cost $16,696,066)				120,900	17,056,742
OPTION PURCHASED - PUTS(b)(c) – 1.0%
Options on ETF – 1.0%
SPDR S&P 500 ETF Trust	May 2025	527.32	310	16,346,920	176,632
Total Options Purchased – Puts (Cost $588,466)				16,346,920	176,632
				Principal
SHORT-TERM INVESTMENTS – 0.8%
Time Deposits – 0.8%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 5/01/25(d)				$141,213	141,213
Total Short-Term Investments (Cost $141,213)					141,213
Total Investments – 101.0% (Cost $17,425,745)					17,374,587
Other assets less liabilities – (1.0)%					(175,149)
Net Assets – 100.0%					$17,199,438

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	310	$612.65	May 2025	$176,488	$18,992,150	$(6,274)
				$176,488	$18,992,150	$(6,274)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	310	$474.63	May 2025	$233,032	$14,713,530	$(35,715)
				$233,032	$14,713,530	$(35,715)
TOTAL OPTIONS WRITTEN				$409,520	$33,705,680	$(41,989)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

6

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Jul ETF
Schedule of Investments
April 30, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 98.2%
Options on ETF – 98.2%
SPDR S&P 500 ETF Trust	June 2025	$4.03	1,276	$514,228	$69,970,736
Total Options Purchased – Calls (Cost $67,622,404)				514,228	69,970,736
OPTION PURCHASED - PUTS(b)(c) – 2.6%
Options on ETF – 2.6%
SPDR S&P 500 ETF Trust	June 2025	544.17	1,276	69,436,092	1,873,883
Total Options Purchased – Puts (Cost $4,995,528)				69,436,092	1,873,883
				Principal
SHORT-TERM INVESTMENTS – 0.6%
Time Deposits – 0.6%
JP Morgan Chase & Co., New York, 3.680%, 5/01/25(d)				$441,689	441,689
Total Short-Term Investments (Cost $441,689)					441,689
Total Investments – 101.4% (Cost $73,059,621)					72,286,308
Other assets less liabilities – (1.4)%					(1,026,744)
Net Assets – 100.0%					$71,259,564

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,276	$635.98	June 2025	$178,983	$81,151,048	$(33,469)
				$178,983	$81,151,048	$(33,469)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,276	$489.80	June 2025	$1,507,254	$62,498,480	$(558,825)
				$1,507,254	$62,498,480	$(558,825)
TOTAL OPTIONS WRITTEN				$1,686,237	$143,649,528	$(592,294)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

7

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Aug ETF
Schedule of Investments
April 30, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 97.9%
Options on ETF – 97.9%
SPDR S&P 500 ETF Trust	July 2025	$4.08	537	$219,096	$29,452,232
Total Options Purchased – Calls (Cost $29,313,054)				219,096	29,452,232
OPTION PURCHASED - PUTS(b)(c) – 3.7%
Options on ETF – 3.7%
SPDR S&P 500 ETF Trust	July 2025	550.75	537	29,575,275	1,098,944
Total Options Purchased – Puts (Cost $1,624,483)				29,575,275	1,098,944
				Principal
SHORT-TERM INVESTMENTS – 1.8%
Time Deposits – 1.8%
HSBC Bank plc, London, 3.680%, 5/01/25(d)				$531,743	531,743
Total Short-Term Investments (Cost $531,743)					531,743
Total Investments – 103.4% (Cost $31,469,280)					31,082,919
Other assets less liabilities – (3.4)%					(1,005,353)
Net Assets – 100.0%					$30,077,566

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	537	$638.77	July 2025	$294,886	$34,301,949	$(34,926)
				$294,886	$34,301,949	$(34,926)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	537	$495.73	July 2025	$646,948	$26,620,701	$(416,600)
				$646,948	$26,620,701	$(416,600)
TOTAL OPTIONS WRITTEN				$941,834	$60,922,650	$(451,526)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

8

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Sep ETF
Schedule of Investments
April 30, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 97.3%
Options on ETF – 97.3%
SPDR S&P 500 ETF Trust	August 2025	$4.17	316	$131,772	$17,330,163
Total Options Purchased – Calls (Cost $17,907,131)				131,772	17,330,163
OPTION PURCHASED - PUTS(b)(c) – 4.9%
Options on ETF – 4.9%
SPDR S&P 500 ETF Trust	August 2025	563.62	316	17,810,392	875,440
Total Options Purchased – Puts (Cost $990,758)				17,810,392	875,440
				Principal
SHORT-TERM INVESTMENTS – 1.3%
Time Deposits – 1.3%
Skandinaviska Enskilda Banken AB, Stockholm, 3.680%, 5/01/25(d)				$228,171	228,171
Total Short-Term Investments (Cost $228,171)					228,171
Total Investments – 103.5% (Cost $19,126,060)					18,433,774
Other assets less liabilities – (3.5)%					(625,320)
Net Assets – 100.0%					$17,808,454

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	316	$645.58	August 2025	$167,782	$20,400,328	$(30,605)
				$167,782	$20,400,328	$(30,605)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	316	$507.31	August 2025	$405,184	$16,030,996	$(372,213)
				$405,184	$16,030,996	$(372,213)
TOTAL OPTIONS WRITTEN				$572,966	$36,431,324	$(402,818)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

9

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Oct ETF
Schedule of Investments
April 30, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 96.9%
Options on ETF – 96.9%
SPDR S&P 500 ETF Trust	September 2025	$4.25	2,345	$996,625	$128,431,546
Total Options Purchased – Calls (Cost $132,448,291)				996,625	128,431,546
OPTION PURCHASED - PUTS(b)(c) – 6.2%
Options on ETF – 6.2%
SPDR S&P 500 ETF Trust	September 2025	573.70	2,345	134,532,650	8,182,151
Total Options Purchased – Puts (Cost $6,972,313)				134,532,650	8,182,151
				Principal
SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.4%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 5/01/25(d)				$591,567	591,567
Total Short-Term Investments (Cost $591,567)					591,567
Total Investments – 103.5% (Cost $140,012,171)					137,205,264
Other assets less liabilities – (3.5)%					(4,637,237)
Net Assets – 100.0%					$132,568,027

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,345	$655.81	September 2025	$1,747,427	$153,787,445	$(239,682)
				$1,747,427	$153,787,445	$(239,682)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,345	$516.38	September 2025	$3,763,346	$121,091,110	$(3,796,720)
				$3,763,346	$121,091,110	$(3,796,720)
TOTAL OPTIONS WRITTEN				$5,510,773	$274,878,555	$(4,036,402)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

10

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Nov ETF
Schedule of Investments
April 30, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 97.3%
Options on ETF – 97.3%
SPDR S&P 500 ETF Trust	October 2025	$4.21	634	$266,914	$34,685,164
Total Options Purchased – Calls (Cost $35,832,685)				266,914	34,685,164
OPTION PURCHASED - PUTS(b)(c) – 6.1%
Options on ETF – 6.1%
SPDR S&P 500 ETF Trust	October 2025	568.58	634	36,047,972	2,184,770
Total Options Purchased – Puts (Cost $1,751,979)				36,047,972	2,184,770
				Principal
SHORT-TERM INVESTMENTS – 0.3%
Time Deposits – 0.3%
DNB Bank, Oslo, 3.680%, 5/01/25(d)				$116,210	116,210
Total Short-Term Investments (Cost $116,210)					116,210
Total Investments – 103.7% (Cost $37,700,874)					36,986,144
Other assets less liabilities – (3.7)%					(1,317,046)
Net Assets – 100.0%					$35,669,098

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	634	$656.04	October 2025	$586,881	$41,592,936	$(110,868)
				$586,881	$41,592,936	$(110,868)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	634	$511.78	October 2025	$974,329	$32,446,852	$(1,072,715)
				$974,329	$32,446,852	$(1,072,715)
TOTAL OPTIONS WRITTEN				$1,561,210	$74,039,788	$(1,183,583)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

11

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Dec ETF
Schedule of Investments
April 30, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 95.6%
Options on ETF – 95.6%
SPDR S&P 500 ETF Trust	November 2025	$4.46	1,738	$775,148	$95,052,558
Total Options Purchased – Calls (Cost $103,386,699)				775,148	95,052,558
OPTION PURCHASED - PUTS(b)(c) – 9.1%
Options on ETF – 9.1%
SPDR S&P 500 ETF Trust	November 2025	602.49	1,738	104,712,762	9,037,270
Total Options Purchased – Puts (Cost $4,518,948)				104,712,762	9,037,270
				Principal
SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.4%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 5/01/25(d)				$369,813	369,813
Total Short-Term Investments (Cost $369,813)					369,813
Total Investments – 105.1% (Cost $108,275,460)					104,459,641
Other assets less liabilities – (5.1)%					(5,038,303)
Net Assets – 100.0%					$99,421,338

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,738	$691.73	November 2025	$1,284,357	$120,222,674	$(134,226)
				$1,284,357	$120,222,674	$(134,226)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,738	$542.30	November 2025	$2,333,984	$94,251,740	$(4,591,917)
				$2,333,984	$94,251,740	$(4,591,917)
TOTAL OPTIONS WRITTEN				$3,618,341	$214,474,414	$(4,726,143)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

12

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Jan ETF
Schedule of Investments
April 30, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 94.9%
Options on ETF – 94.9%
SPDR S&P 500 ETF Trust	December 2025	$4.40	7,981	$3,511,640	$435,115,261
Total Options Purchased – Calls (Cost $459,274,784)				3,511,640	435,115,261
OPTION PURCHASED - PUTS(b)(c) – 7.9%
Options on ETF – 7.9%
SPDR S&P 500 ETF Trust	December 2025	586.14	7,981	467,798,334	36,428,317
Total Options Purchased – Puts (Cost $23,271,904)				467,798,334	36,428,317
				Principal
SHORT-TERM INVESTMENTS – 0.3%
Time Deposits – 0.3%
Sumitomo Corporation, Tokyo, 3.680%, 5/01/25(d)				$1,192,300	1,192,300
Total Short-Term Investments (Cost $1,192,300)					1,192,300
Total Investments – 103.1% (Cost $483,738,988)					472,735,878
Other assets less liabilities – (3.1)%					(14,304,462)
Net Assets – 100.0%					$458,431,416

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	7,981	$649.38	December 2025	$11,529,573	$518,270,178	$(3,471,655)
				$11,529,573	$518,270,178	$(3,471,655)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	7,981	$468.86	December 2025	$6,711,225	$374,197,166	$(9,745,998)
				$6,711,225	$374,197,166	$(9,745,998)
TOTAL OPTIONS WRITTEN				$18,240,798	$892,467,344	$(13,217,653)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

13

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Feb ETF
Schedule of Investments
April 30, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 93.9%
Options on ETF – 93.9%
SPDR S&P 500 ETF Trust	January 2026	$4.51	1,706	$769,406	$93,047,441
Total Options Purchased – Calls (Cost $100,738,645)				769,406	93,047,441
OPTION PURCHASED - PUTS(b)(c) – 9.3%
Options on ETF – 9.3%
SPDR S&P 500 ETF Trust	January 2026	601.88	1,706	102,680,728	9,248,857
Total Options Purchased – Puts (Cost $4,943,157)				102,680,728	9,248,857
				Principal
SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
Citibank, New York, 3.680%, 5/01/25(d)				$191,849	191,849
Total Short-Term Investments (Cost $191,849)					191,849
Total Investments – 103.4% (Cost $105,873,651)					102,488,147
Other assets less liabilities – (3.4)%					(3,327,666)
Net Assets – 100.0%					$99,160,481

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,706	$665.37	January 2026	$2,472,829	$113,512,122	$(570,674)
				$2,472,829	$113,512,122	$(570,674)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,706	$481.46	January 2026	$1,401,756	$82,137,076	$(2,587,251)
				$1,401,756	$82,137,076	$(2,587,251)
TOTAL OPTIONS WRITTEN				$3,874,585	$195,649,198	$(3,157,925)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

14

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Mar ETF
Schedule of Investments
April 30, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 94.7%
Options on ETF – 94.7%
SPDR S&P 500 ETF Trust	February 2026	$4.46	1,394	$621,724	$76,062,370
Total Options Purchased – Calls (Cost $80,242,304)				621,724	76,062,370
OPTION PURCHASED - PUTS(b)(c) – 8.9%
Options on ETF – 8.9%
SPDR S&P 500 ETF Trust	February 2026	594.24	1,394	82,837,056	7,115,840
Total Options Purchased – Puts (Cost $4,820,360)				82,837,056	7,115,840
				Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
DBS Bank Ltd., Singapore, 3.680%, 5/01/25(d)				$75,476	75,476
Total Short-Term Investments (Cost $75,476)					75,476
Total Investments – 103.7% (Cost $85,138,140)					83,253,686
Other assets less liabilities – (3.7)%					(2,968,545)
Net Assets – 100.0%					$80,285,141

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,394	$657.52	February 2026	$1,910,450	$91,658,288	$(774,757)
				$1,910,450	$91,658,288	$(774,757)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,394	$475.34	February 2026	$1,410,945	$66,262,396	$(2,102,334)
				$1,410,945	$66,262,396	$(2,102,334)
TOTAL OPTIONS WRITTEN				$3,321,395	$157,920,684	$(2,877,091)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

15

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Apr ETF
Schedule of Investments
April 30, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 98.3%
Options on ETF – 98.3%
SPDR S&P 500 ETF Trust	March 2026	$4.20	3,121	$1,310,820	$169,937,015
Total Options Purchased – Calls (Cost $170,388,850)				1,310,820	169,937,015
OPTION PURCHASED - PUTS(b)(c) – 6.9%
Options on ETF – 6.9%
SPDR S&P 500 ETF Trust	March 2026	559.45	3,121	174,604,345	11,937,419
Total Options Purchased – Puts (Cost $10,567,183)				174,604,345	11,937,419
				Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 5/01/25(d)				$148,423	148,423
Total Short-Term Investments (Cost $148,423)					148,423
Total Investments – 105.3% (Cost $181,104,456)					182,022,857
Other assets less liabilities – (5.3)%					(9,219,400)
Net Assets – 100.0%					$172,803,457

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	3,121	$620.53	March 2026	$5,089,723	$193,667,413	$(5,322,430)
				$5,089,723	$193,667,413	$(5,322,430)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	3,121	$447.51	March 2026	$3,085,326	$139,667,871	$(3,797,133)
				$3,085,326	$139,667,871	$(3,797,133)
TOTAL OPTIONS WRITTEN				$8,175,049	$333,335,284	$(9,119,563)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

16

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 May ETF
Schedule of Investments
April 30, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 98.9%
Options on ETF – 98.9%
SPDR S&P 500 ETF Trust	April 2026	$4.16	1,145	$476,320	$62,375,020
Total Options Purchased – Calls (Cost $62,379,429)				476,320	62,375,020
OPTION PURCHASED - PUTS(b)(c) – 6.9%
Options on ETF – 6.9%
SPDR S&P 500 ETF Trust	April 2026	554.60	1,145	63,501,700	4,325,810
Total Options Purchased – Puts (Cost $4,330,218)				63,501,700	4,325,810
				Principal
SHORT-TERM INVESTMENTS – 0.6%
Time Deposits – 0.6%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 5/01/25(d)				$394,941	394,941
Total Short-Term Investments (Cost $394,941)					394,941
Total Investments – 106.4% (Cost $67,104,588)					67,095,771
Other assets less liabilities – (6.4)%					(4,059,583)
Net Assets – 100.0%					$63,036,188

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,145	$621.08	April 2026	$2,261,547	$71,113,660	$(2,265,955)
				$2,261,547	$71,113,660	$(2,265,955)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,145	$443.63	April 2026	$1,411,956	$50,795,635	$(1,416,365)
				$1,411,956	$50,795,635	$(1,416,365)
TOTAL OPTIONS WRITTEN				$3,673,503	$121,909,295	$(3,682,320)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

17

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Jun ETF
Schedule of Investments
April 30, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 99.2%
Options on ETF – 99.2%
SPDR S&P 500 ETF Trust	May 2025	$3.96	893	$353,628	$49,129,092
Total Options Purchased – Calls (Cost $52,024,736)				353,628	49,129,092
OPTION PURCHASED - PUTS(b)(c) – 1.1%
Options on ETF – 1.1%
SPDR S&P 500 ETF Trust	May 2025	527.42	893	47,098,606	510,376
Total Options Purchased – Puts (Cost $1,857,324)				47,098,606	510,376
				Principal
SHORT-TERM INVESTMENTS – 1.6%
Time Deposits – 1.6%
Skandinaviska Enskilda Banken AB, Stockholm, 3.680%, 5/01/25(d)				$809,055	809,055
Total Short-Term Investments (Cost $809,055)					809,055
Total Investments – 101.9% (Cost $54,691,115)					50,448,523
Other assets less liabilities – (1.9)%					(931,207)
Net Assets – 100.0%					$49,517,316

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	893	$592.24	May 2025	$1,069,002	$52,887,032	$(91,068)
				$1,069,002	$52,887,032	$(91,068)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	893	$421.90	May 2025	$192,389	$37,675,670	$(38,355)
				$192,389	$37,675,670	$(38,355)
TOTAL OPTIONS WRITTEN				$1,261,391	$90,562,702	$(129,423)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

18

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Jul ETF
Schedule of Investments
April 30, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 97.8%
Options on ETF – 97.8%
SPDR S&P 500 ETF Trust	June 2025	$4.08	3,398	$1,386,384	$186,315,874
Total Options Purchased – Calls (Cost $181,322,737)				1,386,384	186,315,874
OPTION PURCHASED - PUTS(b)(c) – 2.6%
Options on ETF – 2.6%
SPDR S&P 500 ETF Trust	June 2025	544.27	3,398	184,942,946	5,000,429
Total Options Purchased – Puts (Cost $8,733,639)				184,942,946	5,000,429
				Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 5/01/25(d)				$1,304,478	1,304,478
Total Short-Term Investments (Cost $1,304,478)					1,304,478
Total Investments – 101.1% (Cost $191,360,854)					192,620,781
Other assets less liabilities – (1.1)%					(2,155,865)
Net Assets – 100.0%					$190,464,916

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	3,398	$611.65	June 2025	$3,307,751	$207,838,670	$(328,790)
				$3,307,751	$207,838,670	$(328,790)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	3,398	$435.38	June 2025	$1,999,815	$147,942,124	$(474,973)
				$1,999,815	$147,942,124	$(474,973)
TOTAL OPTIONS WRITTEN				$5,307,566	$355,780,794	$(803,763)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

19

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Aug ETF
Schedule of Investments
April 30, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 97.4%
Options on ETF – 97.4%
SPDR S&P 500 ETF Trust	July 2025	$4.13	2,886	$1,191,918	$158,270,924
Total Options Purchased – Calls (Cost $158,414,862)				1,191,918	158,270,924
OPTION PURCHASED - PUTS(b)(c) – 3.6%
Options on ETF – 3.6%
SPDR S&P 500 ETF Trust	July 2025	550.87	2,886	158,981,082	5,917,887
Total Options Purchased – Puts (Cost $9,092,205)				158,981,082	5,917,887
				Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
JP Morgan Chase & Co., New York, 3.680%, 5/01/25(d)				$1,216,350	1,216,350
Total Short-Term Investments (Cost $1,216,350)					1,216,350
Total Investments – 101.7% (Cost $168,723,417)					165,405,161
Other assets less liabilities – (1.7)%					(2,765,714)
Net Assets – 100.0%					$162,639,447

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,886	$615.20	July 2025	$2,071,789	$177,546,720	$(659,249)
				$2,071,789	$177,546,720	$(659,249)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,886	$440.65	July 2025	$1,629,137	$127,171,590	$(835,670)
				$1,629,137	$127,171,590	$(835,670)
TOTAL OPTIONS WRITTEN				$3,700,926	$304,718,310	$(1,494,919)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

20

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Sep ETF
Schedule of Investments
April 30, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 96.5%
Options on ETF – 96.5%
SPDR S&P 500 ETF Trust	August 2025	$4.23	1,215	$513,945	$66,687,705
Total Options Purchased – Calls (Cost $68,395,539)				513,945	66,687,705
OPTION PURCHASED - PUTS(b)(c) – 4.9%
Options on ETF – 4.9%
SPDR S&P 500 ETF Trust	August 2025	563.74	1,215	68,494,410	3,352,185
Total Options Purchased – Puts (Cost $3,806,761)				68,494,410	3,352,185
				Principal
SHORT-TERM INVESTMENTS – 1.1%
Time Deposits – 1.1%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 5/01/25(d)				$784,087	784,087
Total Short-Term Investments (Cost $784,087)					784,087
Total Investments – 102.5% (Cost $72,986,387)					70,823,977
Other assets less liabilities – (2.5)%					(1,724,678)
Net Assets – 100.0%					$69,099,299

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,215	$623.15	August 2025	$1,221,227	$75,712,725	$(357,210)
				$1,221,227	$75,712,725	$(357,210)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,215	$450.94	August 2025	$796,959	$54,789,210	$(573,480)
				$796,959	$54,789,210	$(573,480)
TOTAL OPTIONS WRITTEN				$2,018,186	$130,501,935	$(930,690)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

21

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Oct ETF
Schedule of Investments
April 30, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 95.6%
Options on ETF – 95.6%
SPDR S&P 500 ETF Trust	September 2025	$4.30	6,373	$2,740,390	$349,014,413
Total Options Purchased – Calls (Cost $363,941,428)				2,740,390	349,014,413
OPTION PURCHASED - PUTS(b)(c) – 6.1%
Options on ETF – 6.1%
SPDR S&P 500 ETF Trust	September 2025	573.82	6,373	365,695,486	22,271,341
Total Options Purchased – Puts (Cost $18,349,906)				365,695,486	22,271,341
				Principal
SHORT-TERM INVESTMENTS – 0.5%
Time Deposits – 0.5%
Citibank, New York, 3.680%, 5/01/25(d)				$1,687,006	1,687,006
Total Short-Term Investments (Cost $1,687,006)					1,687,006
Total Investments – 102.2% (Cost $383,978,340)					372,972,760
Other assets less liabilities – (2.2)%					(8,035,965)
Net Assets – 100.0%					$364,936,795

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	6,373	$631.82	September 2025	$9,445,842	$402,658,886	$(1,876,084)
				$9,445,842	$402,658,886	$(1,876,084)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	6,373	$459.01	September 2025	$4,822,005	$292,527,073	$(4,479,008)
				$4,822,005	$292,527,073	$(4,479,008)
TOTAL OPTIONS WRITTEN				$14,267,847	$695,185,959	$(6,355,092)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

22

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Nov ETF
Schedule of Investments
April 30, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 96.2%
Options on ETF – 96.2%
SPDR S&P 500 ETF Trust	October 2025	$4.26	1,168	$497,568	$63,893,968
Total Options Purchased – Calls (Cost $66,046,053)				497,568	63,893,968
OPTION PURCHASED - PUTS(b)(c) – 6.1%
Options on ETF – 6.1%
SPDR S&P 500 ETF Trust	October 2025	568.70	1,168	66,424,160	4,030,710
Total Options Purchased – Puts (Cost $3,252,113)				66,424,160	4,030,710
				Principal
SHORT-TERM INVESTMENTS – 0.3%
Time Deposits – 0.3%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 5/01/25(d)				$204,193	204,193
Total Short-Term Investments (Cost $204,193)					204,193
Total Investments – 102.6% (Cost $69,502,359)					68,128,871
Other assets less liabilities – (2.6)%					(1,730,676)
Net Assets – 100.0%					$66,398,195

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,168	$631.25	October 2025	$1,950,820	$73,730,000	$(555,875)
				$1,950,820	$73,730,000	$(555,875)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,168	$454.91	October 2025	$974,423	$53,133,488	$(932,426)
				$974,423	$53,133,488	$(932,426)
TOTAL OPTIONS WRITTEN				$2,925,243	$126,863,488	$(1,488,301)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

23

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Dec ETF
Schedule of Investments
April 30, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 93.5%
Options on ETF – 93.5%
SPDR S&P 500 ETF Trust	November 2025	$4.52	6,319	$2,856,188	$345,554,325
Total Options Purchased – Calls (Cost $375,392,350)				2,856,188	345,554,325
OPTION PURCHASED - PUTS(b)(c) – 8.9%
Options on ETF – 8.9%
SPDR S&P 500 ETF Trust	November 2025	602.61	6,319	380,789,259	32,900,569
Total Options Purchased – Puts (Cost $16,465,281)				380,789,259	32,900,569
				Principal
SHORT-TERM INVESTMENTS – 0.3%
Time Deposits – 0.3%
Citibank, New York, 3.680%, 5/01/25(d)				$1,194,235	1,194,235
Total Short-Term Investments (Cost $1,194,235)					1,194,235
Total Investments – 102.7% (Cost $393,051,866)					379,649,129
Other assets less liabilities – (2.7)%					(10,161,924)
Net Assets – 100.0%					$369,487,205

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	6,319	$668.23	November 2025	$8,742,996	$422,254,537	$(1,032,145)
				$8,742,996	$422,254,537	$(1,032,145)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	6,319	$482.04	November 2025	$4,528,510	$304,601,076	$(7,993,346)
				$4,528,510	$304,601,076	$(7,993,346)
TOTAL OPTIONS WRITTEN				$13,271,506	$726,855,613	$(9,025,491)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

24

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF
Schedule of Investments
April 30, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 93.2%
Options on ETF – 93.2%
SPDR S&P 500 ETF Trust	December 2025	$22.80	1,157	$2,637,960	$61,041,006
Total Options Purchased – Calls (Cost $64,771,541)				2,637,960	61,041,006
OPTION PURCHASED - PUTS(b)(c) – 9.7%
Options on ETF – 9.7%
SPDR S&P 500 ETF Trust	December 2025	604.48	1,157	69,938,336	6,347,302
Total Options Purchased – Puts (Cost $3,908,360)				69,938,336	6,347,302
				Principal
SHORT-TERM INVESTMENTS – 0.3%
Time Deposits – 0.3%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 5/01/25(d)				$168,501	168,501
Total Short-Term Investments (Cost $168,501)					168,501
Total Investments – 103.2% (Cost $68,848,402)					67,556,809
Other assets less liabilities – (3.2)%					(2,090,511)
Net Assets – 100.0%					$65,466,298

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2025
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,157	$498.17	December 2025	$1,295,056	$57,638,269	$(1,961,115)
				$1,295,056	$57,638,269	$(1,961,115)
TOTAL OPTIONS WRITTEN				$1,295,056	$57,638,269	$(1,961,115)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

25

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF
Schedule of Investments
April 30, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 92.9%
Options on ETF – 92.9%
SPDR S&P 500 ETF Trust	January 2026	$17.45	804	$1,402,980	$42,844,115
Total Options Purchased – Calls (Cost $45,885,535)				1,402,980	42,844,115
OPTION PURCHASED - PUTS(b)(c) – 10.7%
Options on ETF – 10.7%
SPDR S&P 500 ETF Trust	January 2026	614.76	804	49,426,704	4,938,948
Total Options Purchased – Puts (Cost $3,068,617)				49,426,704	4,938,948
				Principal
SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
Bank of Nova Scotia, Toronto, 3.680%, 5/01/25(d)				$94,749	94,749
Total Short-Term Investments (Cost $94,749)					94,749
Total Investments – 103.8% (Cost $49,048,901)					47,877,812
Other assets less liabilities – (3.8)%					(1,772,641)
Net Assets – 100.0%					$46,105,171

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2025
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	804	$511.55	January 2026	$998,868	$41,128,620	$(1,706,570)
				$998,868	$41,128,620	$(1,706,570)
TOTAL OPTIONS WRITTEN				$998,868	$41,128,620	$(1,706,570)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

26

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF
Schedule of Investments
April 30, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 92.8%
Options on ETF – 92.8%
SPDR S&P 500 ETF Trust	February 2026	$25.91	286	$741,026	$15,013,201
Total Options Purchased – Calls (Cost $15,779,993)				741,026	15,013,201
OPTION PURCHASED - PUTS(b)(c) – 11.0%
Options on ETF – 11.0%
SPDR S&P 500 ETF Trust	February 2026	615.63	286	17,607,018	1,782,621
Total Options Purchased – Puts (Cost $1,275,328)				17,607,018	1,782,621
				Principal
SHORT-TERM INVESTMENTS – 0.0%*
Time Deposits – 0.0%*
Sumitomo Corporation, Tokyo, 3.680%, 5/01/25(d)				$5,354	5,354
Total Short-Term Investments (Cost $5,354)					5,354
Total Investments – 103.8% (Cost $17,060,675)					16,801,176
Other assets less liabilities – (3.8)%					(613,548)
Net Assets – 100.0%					$16,187,628

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2025
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	286	$505.05	February 2026	$412,080	$14,444,430	$(594,889)
				$412,080	$14,444,430	$(594,889)
TOTAL OPTIONS WRITTEN				$412,080	$14,444,430	$(594,889)

*	Rounds to less than 0.05%.
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

27

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
Schedule of Investments
April 30, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 94.4%
Options on ETF – 94.4%
SPDR S&P 500 ETF Trust	March 2026	$27.41	708	$1,940,628	$36,963,264
Total Options Purchased – Calls (Cost $37,268,944)				1,940,628	36,963,264
OPTION PURCHASED - PUTS(b)(c) – 8.5%
Options on ETF – 8.5%
SPDR S&P 500 ETF Trust	March 2026	582.60	708	41,248,080	3,346,716
Total Options Purchased – Puts (Cost $2,919,620)				41,248,080	3,346,716
				Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 5/01/25(d)				$39,426	39,426
Total Short-Term Investments (Cost $39,426)					39,426
Total Investments – 103.0% (Cost $40,227,990)					40,349,406
Other assets less liabilities – (3.0)%					(1,182,577)
Net Assets – 100.0%					$39,166,829

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2025
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	708	$475.48	March 2026	$929,416	$33,663,984	$(1,151,916)
				$929,416	$33,663,984	$(1,151,916)
TOTAL OPTIONS WRITTEN				$929,416	$33,663,984	$(1,151,916)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

28

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped May ETF
Schedule of Investments
April 30, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 94.2%
Options on ETF – 94.2%
SPDR S&P 500 ETF Trust	April 2026	$31.28	327	$1,022,856	$16,962,145
Total Options Purchased – Calls (Cost $16,963,403)				1,022,856	16,962,145
OPTION PURCHASED - PUTS(b)(c) – 8.8%
Options on ETF – 8.8%
SPDR S&P 500 ETF Trust	April 2026	581.66	327	19,020,282	1,578,756
Total Options Purchased – Puts (Cost $1,580,015)				19,020,282	1,578,756
				Principal
SHORT-TERM INVESTMENTS – 0.6%
Time Deposits – 0.6%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 5/01/25(d)				$117,972	117,972
Total Short-Term Investments (Cost $117,972)					117,972
Total Investments – 103.6% (Cost $18,661,390)					18,658,873
Other assets less liabilities – (3.6)%					(655,862)
Net Assets – 100.0%					$18,003,011

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2025
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	327	$471.36	April 2026	$542,215	$15,413,472	$(543,474)
				$542,215	$15,413,472	$(543,474)
TOTAL OPTIONS WRITTEN				$542,215	$15,413,472	$(543,474)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

29

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF
Schedule of Investments
April 30, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 98.5%
Options on ETF – 98.5%
SPDR S&P 500 ETF Trust	May 2025	$18.72	320	$599,040	$17,134,663
Total Options Purchased – Calls (Cost $17,818,788)				599,040	17,134,663
OPTION PURCHASED - PUTS(b)(c) – 1.6%
Options on ETF – 1.6%
SPDR S&P 500 ETF Trust	May 2025	542.14	320	17,348,480	285,872
Total Options Purchased – Puts (Cost $683,598)				17,348,480	285,872
				Principal
SHORT-TERM INVESTMENTS – 0.6%
Time Deposits – 0.6%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 5/01/25(d)				$104,776	104,776
Total Short-Term Investments (Cost $104,776)					104,776
Total Investments – 100.7% (Cost $18,607,162)					17,525,311
Other assets less liabilities – (0.7)%					(117,177)
Net Assets – 100.0%					$17,408,134

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2025
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	320	$448.26	May 2025	$111,973	$14,344,320	$(20,867)
				$111,973	$14,344,320	$(20,867)
TOTAL OPTIONS WRITTEN				$111,973	$14,344,320	$(20,867)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

30

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
Schedule of Investments
April 30, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 96.8%
Options on ETF – 96.8%
SPDR S&P 500 ETF Trust	June 2025	$19.05	1,219	$2,322,195	$65,028,738
Total Options Purchased – Calls (Cost $67,374,293)				2,322,195	65,028,738
OPTION PURCHASED - PUTS(b)(c) – 3.6%
Options on ETF – 3.6%
SPDR S&P 500 ETF Trust	June 2025	559.19	1,219	68,165,261	2,427,163
Total Options Purchased – Puts (Cost $2,672,536)				68,165,261	2,427,163
				Principal
SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.4%
JP Morgan Chase & Co., New York, 3.680%, 5/01/25(d)				$286,490	286,490
Total Short-Term Investments (Cost $286,490)					286,490
Total Investments – 100.8% (Cost $70,333,319)					67,742,391
Other assets less liabilities – (0.8)%					(558,838)
Net Assets – 100.0%					$67,183,553

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2025
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,219	$462.59	June 2025	$563,411	$56,389,721	$(288,098)
				$563,411	$56,389,721	$(288,098)
TOTAL OPTIONS WRITTEN				$563,411	$56,389,721	$(288,098)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

31

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF
Schedule of Investments
April 30, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 96.1%
Options on ETF – 96.1%
SPDR S&P 500 ETF Trust	July 2025	$21.76	444	$966,144	$23,575,899
Total Options Purchased – Calls (Cost $22,867,339)				966,144	23,575,899
OPTION PURCHASED - PUTS(b)(c) – 4.9%
Options on ETF – 4.9%
SPDR S&P 500 ETF Trust	July 2025	568.44	444	25,238,736	1,214,353
Total Options Purchased – Puts (Cost $1,863,149)				25,238,736	1,214,353
				Principal
SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.4%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 5/01/25(d)				$102,492	102,492
Total Short-Term Investments (Cost $102,492)					102,492
Total Investments – 101.4% (Cost $24,832,980)					24,892,744
Other assets less liabilities – (1.4)%					(335,698)
Net Assets – 100.0%					$24,557,046

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2025
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	444	$468.19	July 2025	$480,769	$20,787,636	$(207,686)
				$480,769	$20,787,636	$(207,686)
TOTAL OPTIONS WRITTEN				$480,769	$20,787,636	$(207,686)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

32

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF
Schedule of Investments
April 30, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 95.1%
Options on ETF – 95.1%
SPDR S&P 500 ETF Trust	August 2025	$21.42	423	$906,066	$22,479,929
Total Options Purchased – Calls (Cost $22,815,737)				906,066	22,479,929
OPTION PURCHASED - PUTS(b)(c) – 6.3%
Options on ETF – 6.3%
SPDR S&P 500 ETF Trust	August 2025	580.87	423	24,570,801	1,498,871
Total Options Purchased – Puts (Cost $1,425,888)				24,570,801	1,498,871
				Principal
SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.4%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 5/01/25(d)				$83,173	83,173
Total Short-Term Investments (Cost $83,173)					83,173
Total Investments – 101.8% (Cost $24,324,798)					24,061,973
Other assets less liabilities – (1.8)%					(422,566)
Net Assets – 100.0%					$23,639,407

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2025
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	423	$479.13	August 2025	$427,616	$20,267,199	$(317,271)
				$427,616	$20,267,199	$(317,271)
TOTAL OPTIONS WRITTEN				$427,616	$20,267,199	$(317,271)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

33

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF
Schedule of Investments
April 30, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 93.9%
Options on ETF – 93.9%
SPDR S&P 500 ETF Trust	September 2025	$23.98	590	$1,414,820	$31,398,332
Total Options Purchased – Calls (Cost $32,669,360)				1,414,820	31,398,332
OPTION PURCHASED - PUTS(b)(c) – 7.9%
Options on ETF – 7.9%
SPDR S&P 500 ETF Trust	September 2025	593.44	590	35,012,960	2,653,206
Total Options Purchased – Puts (Cost $1,915,561)				35,012,960	2,653,206
				Principal
SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.4%
JP Morgan Chase & Co., New York, 3.680%, 5/01/25(d)				$132,772	132,772
Total Short-Term Investments (Cost $132,772)					132,772
Total Investments – 102.2% (Cost $34,717,693)					34,184,310
Other assets less liabilities – (2.2)%					(747,250)
Net Assets – 100.0%					$33,437,060

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2025
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	590	$487.70	September 2025	$573,210	$28,774,300	$(631,696)
				$573,210	$28,774,300	$(631,696)
TOTAL OPTIONS WRITTEN				$573,210	$28,774,300	$(631,696)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

34

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF
Schedule of Investments
April 30, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 94.3%
Options on ETF – 94.3%
SPDR S&P 500 ETF Trust	October 2025	$23.60	342	$807,120	$18,072,945
Total Options Purchased – Calls (Cost $19,245,595)				807,120	18,072,945
OPTION PURCHASED - PUTS(b)(c) – 7.7%
Options on ETF – 7.7%
SPDR S&P 500 ETF Trust	October 2025	587.97	342	20,108,574	1,481,404
Total Options Purchased – Puts (Cost $1,035,687)				20,108,574	1,481,404
				Principal
SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.4%
Sumitomo Corporation, Tokyo, 3.680%, 5/01/25(d)				$76,305	76,305
Total Short-Term Investments (Cost $76,305)					76,305
Total Investments – 102.4% (Cost $20,357,587)					19,630,654
Other assets less liabilities – (2.4)%					(469,231)
Net Assets – 100.0%					$19,161,423

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2025
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	342	$483.34	October 2025	$283,409	$16,530,228	$(397,305)
				$283,409	$16,530,228	$(397,305)
TOTAL OPTIONS WRITTEN				$283,409	$16,530,228	$(397,305)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

35

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF
Schedule of Investments
April 30, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 92.0%
Options on ETF – 92.0%
SPDR S&P 500 ETF Trust	November 2025	$23.32	552	$1,287,264	$29,178,786
Total Options Purchased – Calls (Cost $31,734,441)				1,287,264	29,178,786
OPTION PURCHASED - PUTS(b)(c) – 11.1%
Options on ETF – 11.1%
SPDR S&P 500 ETF Trust	November 2025	621.35	552	34,298,520	3,521,346
Total Options Purchased – Puts (Cost $1,942,075)				34,298,520	3,521,346
				Principal
SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.4%
Sumitomo Corporation, Tokyo, 3.680%, 5/01/25(d)				$122,722	122,722
Total Short-Term Investments (Cost $122,722)					122,722
Total Investments – 103.5% (Cost $33,799,238)					32,822,854
Other assets less liabilities – (3.5)%					(1,112,593)
Net Assets – 100.0%					$31,710,261

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2025
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	552	$512.17	November 2025	$558,415	$28,271,784	$(1,014,582)
				$558,415	$28,271,784	$(1,014,582)
TOTAL OPTIONS WRITTEN				$558,415	$28,271,784	$(1,014,582)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

36

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
Schedule of Investments
April 30, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 95.6%
Options on ETF – 95.6%
SPDR S&P 500 ETF Trust	June 2025	$4.34	2,535	$1,100,190	$139,027,005
Total Options Purchased – Calls (Cost $146,340,395)				1,100,190	139,027,005
OPTION PURCHASED - PUTS(b)(c) – 5.9%
Options on ETF – 5.9%
SPDR S&P 500 ETF Trust	June 2025	586.02	2,535	148,556,070	8,631,675
Total Options Purchased – Puts (Cost $5,362,203)				148,556,070	8,631,675
				Principal
SHORT-TERM INVESTMENTS – 0.6%
Time Deposits – 0.6%
Citibank, New York, 3.680%, 5/01/25(d)				$851,086	851,086
Total Short-Term Investments (Cost $851,086)					851,086
Total Investments – 102.1% (Cost $152,553,684)					148,509,766
Other assets less liabilities – (2.1)%					(2,973,136)
Net Assets – 100.0%					$145,536,630

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,535	$627.69	June 2025	$1,964,611	$159,119,415	$(96,330)
				$1,964,611	$159,119,415	$(96,330)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,535	$527.47	June 2025	$2,147,158	$133,713,645	$(2,573,025)
				$2,147,158	$133,713,645	$(2,573,025)
TOTAL OPTIONS WRITTEN				$4,111,769	$292,833,060	$(2,669,355)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

37

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF
Schedule of Investments
April 30, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 94.7%
Options on ETF – 94.7%
SPDR S&P 500 ETF Trust	July 2025	$4.45	756	$336,420	$41,435,838
Total Options Purchased – Calls (Cost $44,844,645)				336,420	41,435,838
OPTION PURCHASED - PUTS(b)(c) – 8.1%
Options on ETF – 8.1%
SPDR S&P 500 ETF Trust	July 2025	601.76	756	45,493,056	3,559,535
Total Options Purchased – Puts (Cost $1,589,210)				45,493,056	3,559,535
				Principal
SHORT-TERM INVESTMENTS – 0.5%
Time Deposits – 0.5%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 5/01/25(d)				$227,416	227,416
Total Short-Term Investments (Cost $227,416)					227,416
Total Investments – 103.3% (Cost $46,661,271)					45,222,789
Other assets less liabilities – (3.3)%					(1,444,977)
Net Assets – 100.0%					$43,777,812

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	756	$643.35	July 2025	$627,877	$48,637,260	$(39,947)
				$627,877	$48,637,260	$(39,947)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	756	$541.64	July 2025	$653,131	$40,947,984	$(1,327,181)
				$653,131	$40,947,984	$(1,327,181)
TOTAL OPTIONS WRITTEN				$1,281,008	$89,585,244	$(1,367,128)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

38

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF
Schedule of Investments
April 30, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 95.5%
Options on ETF – 95.5%
SPDR S&P 500 ETF Trust	August 2025	$4.40	524	$230,560	$28,725,497
Total Options Purchased – Calls (Cost $30,626,660)				230,560	28,725,497
OPTION PURCHASED - PUTS(b)(c) – 7.5%
Options on ETF – 7.5%
SPDR S&P 500 ETF Trust	August 2025	594.12	524	31,131,888	2,242,479
Total Options Purchased – Puts (Cost $1,286,405)				31,131,888	2,242,479
				Principal
SHORT-TERM INVESTMENTS – 0.5%
Time Deposits – 0.5%
Citibank, New York, 3.680%, 5/01/25(d)				$163,327	163,327
Total Short-Term Investments (Cost $163,327)					163,327
Total Investments – 103.5% (Cost $32,076,392)					31,131,303
Other assets less liabilities – (3.5)%					(1,053,559)
Net Assets – 100.0%					$30,077,744

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	524	$638.68	August 2025	$479,639	$33,466,832	$(70,295)
				$479,639	$33,466,832	$(70,295)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	524	$534.76	August 2025	$565,465	$28,021,424	$(946,779)
				$565,465	$28,021,424	$(946,779)
TOTAL OPTIONS WRITTEN				$1,045,104	$61,488,256	$(1,017,074)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

39

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
Schedule of Investments
April 30, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 98.6%
Options on ETF – 98.6%
SPDR S&P 500 ETF Trust	September 2025	$4.14	4,362	$1,805,868	$238,706,088
Total Options Purchased – Calls (Cost $240,830,997)				1,805,868	238,706,088
OPTION PURCHASED - PUTS(b)(c) – 5.2%
Options on ETF – 5.2%
SPDR S&P 500 ETF Trust	September 2025	559.33	4,362	243,979,746	12,580,008
Total Options Purchased – Puts (Cost $10,687,922)				243,979,746	12,580,008
				Principal
SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.4%
Bank of Nova Scotia, Toronto, 3.680%, 5/01/25(d)				$1,074,340	1,074,340
Total Short-Term Investments (Cost $1,074,340)					1,074,340
Total Investments – 104.2% (Cost $252,593,259)					252,360,436
Other assets less liabilities – (4.2)%					(10,191,718)
Net Assets – 100.0%					$242,168,718

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	4,362	$602.69	September 2025	$4,546,176	$262,893,378	$(4,261,674)
				$4,546,176	$262,893,378	$(4,261,674)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	4,362	$503.45	September 2025	$4,647,523	$219,604,890	$(5,788,373)
				$4,647,523	$219,604,890	$(5,788,373)
TOTAL OPTIONS WRITTEN				$9,193,699	$482,498,268	$(10,050,047)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

40

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF
Schedule of Investments
April 30, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 99.7%
Options on ETF – 99.7%
SPDR S&P 500 ETF Trust	October 2025	$4.10	367	$150,470	$20,080,405
Total Options Purchased – Calls (Cost $20,081,818)				150,470	20,080,405
OPTION PURCHASED - PUTS(b)(c) – 5.4%
Options on ETF – 5.4%
SPDR S&P 500 ETF Trust	October 2025	554.48	367	20,349,416	1,088,155
Total Options Purchased – Puts (Cost $1,089,568)				20,349,416	1,088,155
				Principal
SHORT-TERM INVESTMENTS – 0.6%
Time Deposits – 0.6%
Sumitomo Corporation, Tokyo, 3.680%, 5/01/25(d)				$125,209	125,209
Total Short-Term Investments (Cost $125,209)					125,209
Total Investments – 105.7% (Cost $21,296,595)					21,293,769
Other assets less liabilities – (5.7)%					(1,156,799)
Net Assets – 100.0%					$20,136,970

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	367	$607.55	October 2025	$430,546	$22,297,085	$(431,959)
				$430,546	$22,297,085	$(431,959)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	367	$499.09	October 2025	$534,040	$18,316,603	$(535,453)
				$534,040	$18,316,603	$(535,453)
TOTAL OPTIONS WRITTEN				$964,586	$40,613,688	$(967,412)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

41

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF
Schedule of Investments
April 30, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 93.3%
Options on ETF – 93.3%
SPDR S&P 500 ETF Trust	May 2025	$4.46	2,005	$894,230	$110,206,789
Total Options Purchased – Calls (Cost $119,614,870)				894,230	110,206,789
OPTION PURCHASED - PUTS(b)(c) – 7.9%
Options on ETF – 7.9%
SPDR S&P 500 ETF Trust	May 2025	602.49	2,005	120,799,245	9,292,975
Total Options Purchased – Puts (Cost $3,541,775)				120,799,245	9,292,975
				Principal
SHORT-TERM INVESTMENTS – 0.6%
Time Deposits – 0.6%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 5/01/25(d)				$760,592	760,592
Total Short-Term Investments (Cost $760,592)					760,592
Total Investments – 101.8% (Cost $123,917,237)					120,260,356
Other assets less liabilities – (1.8)%					(2,161,989)
Net Assets – 100.0%					$118,098,367

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,005	$644.49	May 2025	$1,654,290	$129,220,245	$(8,481)
				$1,654,290	$129,220,245	$(8,481)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,005	$542.30	May 2025	$1,344,310	$108,731,150	$(1,799,749)
				$1,344,310	$108,731,150	$(1,799,749)
TOTAL OPTIONS WRITTEN				$2,998,600	$237,951,395	$(1,808,230)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

42

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
Schedule of Investments
April 30, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 96.4%
Options on ETF – 96.4%
SPDR S&P 500 ETF Trust	June 2025	$4.45	578	$257,210	$31,671,122
Total Options Purchased – Calls (Cost $32,263,338)				257,210	31,671,122
OPTION PURCHASED - PUTS(b)(c) – 3.3%
Options on ETF – 3.3%
SPDR S&P 500 ETF Trust	June 2025	556.78	578	32,181,884	1,096,530
Total Options Purchased – Puts (Cost $1,126,115)				32,181,884	1,096,530
				Principal
SHORT-TERM INVESTMENTS – 0.5%
Time Deposits – 0.5%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 5/01/25(d)				$172,313	172,313
Total Short-Term Investments (Cost $172,313)					172,313
Total Investments – 100.2% (Cost $33,561,766)					32,939,965
Other assets less liabilities – (0.2)%					(75,140)
Net Assets – 100.0%					$32,864,825

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	578	$623.47	June 2025	$263,888	$36,036,566	$(27,802)
				$263,888	$36,036,566	$(27,802)
TOTAL OPTIONS WRITTEN				$263,888	$36,036,566	$(27,802)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

43

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
Schedule of Investments
April 30, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 98.1%
Options on ETF – 98.1%
SPDR S&P 500 ETF Trust	September 2025	$4.26	637	$271,362	$34,886,904
Total Options Purchased – Calls (Cost $32,912,457)				271,362	34,886,904
OPTION PURCHASED - PUTS(b)(c) – 3.6%
Options on ETF – 3.6%
SPDR S&P 500 ETF Trust	September 2025	531.42	637	33,851,454	1,268,407
Total Options Purchased – Puts (Cost $2,543,570)				33,851,454	1,268,407
				Principal
SHORT-TERM INVESTMENTS – 0.5%
Time Deposits – 0.5%
Skandinaviska Enskilda Banken AB, Stockholm, 3.680%, 5/01/25(d)				$174,747	174,747
Total Short-Term Investments (Cost $174,747)					174,747
Total Investments – 102.2% (Cost $35,630,774)					36,330,058
Other assets less liabilities – (2.2)%					(785,483)
Net Assets – 100.0%					$35,544,575

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	637	$596.59	September 2025	$388,975	$38,002,783	$(766,031)
				$388,975	$38,002,783	$(766,031)
TOTAL OPTIONS WRITTEN				$388,975	$38,002,783	$(766,031)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

44

AIM ETF PRODUCTS TRUST
AllianzIM Buffer20 Allocation ETF
Schedule of Investments
April 30, 2025

	Shares	Value
AFFILIATED EXCHANGE-TRADED FUNDS – 99.9%(a)(b)
AllianzIM U.S. Large Capital Buffer20 May ETF	74,580	$2,301,120
AllianzIM U.S. Large Capital Buffer20 Mar ETF	73,333	2,263,790
AllianzIM U.S. Large Capital Buffer20 Nov ETF	73,745	2,253,138
AllianzIM U.S. Large Capital Buffer20 Sep ETF	78,946	2,251,540
AllianzIM U.S. Large Capital Buffer20 Oct ETF	64,183	2,251,418
AllianzIM U.S. Large Capital Buffer20 Aug ETF	77,981	2,248,676
AllianzIM U.S. Large Capital Buffer20 Jan ETF	67,837	2,247,440
AllianzIM U.S. Large Capital Buffer20 Jun ETF	75,969	2,242,605
AllianzIM U.S. Large Capital Buffer20 Dec ETF	74,970	2,242,353
AllianzIM U.S. Large Capital Buffer20 Feb ETF	73,883	2,237,177
AllianzIM U.S. Large Capital Buffer20 Jul ETF	65,046	2,231,728
AllianzIM U.S. Large Capital Buffer20 Apr ETF	69,467	2,223,333
Total Affiliated Exchange-Traded Funds (Cost $27,443,161)		26,994,318
	Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Societe Generale SA, Paris, 3.680%, 5/01/25(c)	$16,675	16,675
Total Short-Term Investments (Cost $16,675)		16,675
Total Investments – 100.0% (Cost $27,459,836)		27,010,993
Other assets less liabilities – 0.0%*		(1,064)
Net Assets – 100.0%		$27,009,929

*	Rounds to less than 0.05%.
(a)	Non-income producing.
(b)	Affiliated investment.
(c)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

45

AIM ETF PRODUCTS TRUST
AllianzIM Buffer15 Uncapped Allocation ETF
Schedule of Investments
April 30, 2025

	Shares	Value
AFFILIATED EXCHANGE-TRADED FUNDS – 99.9%(a)(b)
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF	76,217	$1,827,554
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	74,029	1,822,557
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF	75,058	1,822,183
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF	75,921	1,821,443
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF	75,840	1,821,381
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	73,486	1,819,616
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	72,916	1,818,926
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	71,871	1,814,922
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	71,173	1,808,542
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	69,843	1,796,439
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	69,476	1,795,691
AllianzIM U.S. Equity Buffer15 Uncapped May ETF	66,916	1,788,497
Total Affiliated Exchange-Traded Funds (Cost $22,180,226)		21,757,751
	Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Sumitomo Corporation, Tokyo, 3.680%, 5/01/25(c)	$16,209	16,209
Total Short-Term Investments (Cost $16,209)		16,209
Total Investments – 100.0% (Cost $22,196,435)		21,773,960
Other assets less liabilities – 0.0%*		(771)
Net Assets – 100.0%		$21,773,189

*	Rounds to less than 0.05%.
(a)	Non-income producing.
(b)	Affiliated investment.
(c)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

46

AIM ETF PRODUCTS TRUST
AllianzIM 6 Month Buffer10 Allocation ETF
Schedule of Investments
April 30, 2025

	Shares	Value
AFFILIATED EXCHANGE-TRADED FUNDS – 99.9%(a)(b)
AllianzIM U.S. Large Capital 6 Month Buffer10 Jun/Dec ETF	144,370	$3,792,817
AllianzIM U.S. Large Capital 6 Month Buffer10 Feb/Aug ETF	135,787	3,781,139
AllianzIM U.S. Large Capital 6 Month Buffer10 Mar/Sep ETF	137,766	3,773,617
AllianzIM U.S. Large Capital 6 Month Buffer10 Jan/Jul ETF	126,015	3,765,328
AllianzIM U.S. Large Capital 6 Month Buffer10 May/Nov ETF	138,854	3,733,173
AllianzIM U.S. Large Capital 6 Month Buffer10 Apr/Oct ETF	118,289	3,722,555
Total Affiliated Exchange-Traded Funds (Cost $23,152,354)		22,568,629
	Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 5/01/25(c)	$14,167	14,167
Total Short-Term Investments (Cost $14,167)		14,167
Total Investments – 100.0% (Cost $23,166,521)		22,582,796
Other assets less liabilities – 0.0%*		(907)
Net Assets – 100.0%		$22,581,889

*	Rounds to less than 0.05%.
(a)	Non-income producing.
(b)	Affiliated investment.
(c)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2025.

The accompanying notes are an integral part of the financial statements.

47

AIM ETF PRODUCTS TRUST
Statements of Assets and Liabilities
April 30, 2025 (unaudited)

	AllianzIM U.S. Large Cap Buffer10 Jan ETF	AllianzIM U.S. Large Cap Buffer10 Feb ETF	AllianzIM U.S. Large Cap Buffer10 Mar ETF	AllianzIM U.S. Large Cap Buffer10 Apr ETF
ASSETS
Investments, at value	$152,861,744	$97,608,574	$27,192,031	$44,649,520
Receivable for investments sold	—	—	—	989,550
TOTAL ASSETS	152,861,744	97,608,574	27,192,031	45,639,070
LIABILITIES
Payables:
Investments purchased	—	—	—	51,345
Fund shares repurchased	—	—	—	919,130
Options contracts written, at value	6,687,483	5,019,771	1,407,547	2,385,232
Management fees	362,590	88,226	30,450	24,602
TOTAL LIABILITIES	7,050,073	5,107,997	1,437,997	3,380,309
NET ASSETS	$145,811,671	$92,500,577	$25,754,034	$42,258,761
COMPONENTS OF NET ASSETS
Paid-in capital	$149,301,716	$91,800,802	$24,040,780	$41,317,053
Total distributable earnings (accumulated loss)	(3,490,045)	699,775	1,713,254	941,708
NET ASSETS	$145,811,671	$92,500,577	$25,754,034	$42,258,761
NET ASSET VALUE PER SHARE
Net Asset Value	$34.92	$32.46	$33.23	$36.75
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	4,175,000	2,850,000	775,000	1,150,000
COST OF INVESTMENTS
Investments, at cost	$156,625,018	$98,433,226	$27,995,042	$44,424,901
Premiums received	$5,963,465	$5,663,124	$1,179,786	$2,103,801

The accompanying notes are an integral part of the financial statements.

48

AIM ETF PRODUCTS TRUST
Statements of Assets and Liabilities
April 30, 2025 (unaudited) (continued)

	AllianzIM U.S. Large Cap Buffer10 May ETF	AllianzIM U.S. Large Cap Buffer10 Jun ETF	AllianzIM U.S. Large Cap Buffer10 Jul ETF	AllianzIM U.S. Large Cap Buffer10 Aug ETF
ASSETS
Investments, at value	$14,737,110	$17,374,587	$72,286,308	$31,082,919
Receivable for investments sold	14,630,112	—	—	—
TOTAL ASSETS	29,367,222	17,374,587	72,286,308	31,082,919
LIABILITIES
Payables:
Investments purchased	14,624,189	—	—	—
Options contracts written, at value	806,212	41,989	592,294	451,526
Management fees	119,189	133,160	434,450	553,827
TOTAL LIABILITIES	15,549,590	175,149	1,026,744	1,005,353
NET ASSETS	$13,817,632	$17,199,438	$71,259,564	$30,077,566
COMPONENTS OF NET ASSETS
Paid-in capital	$14,078,293	$17,765,545	$70,165,030	$27,065,334
Total distributable earnings (accumulated loss)	(260,661)	(566,107)	1,094,534	3,012,232
NET ASSETS	$13,817,632	$17,199,438	$71,259,564	$30,077,566
NET ASSET VALUE PER SHARE
Net Asset Value	$32.51	$31.27	$38.01	$30.08
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	425,000	550,000	1,875,000	1,000,000
COST OF INVESTMENTS
Investments, at cost	$14,739,042	$17,425,745	$73,059,621	$31,469,280
Premiums received	$804,279	$409,520	$1,686,237	$941,834

The accompanying notes are an integral part of the financial statements.

49

AIM ETF PRODUCTS TRUST
Statements of Assets and Liabilities
April 30, 2025 (unaudited) (continued)

	AllianzIM U.S. Large Cap Buffer10 Sep ETF	AllianzIM U.S. Large Cap Buffer10 Oct ETF	AllianzIM U.S. Large Cap Buffer10 Nov ETF	AllianzIM U.S. Large Cap Buffer10 Dec ETF
ASSETS
Investments, at value	$18,433,774	$137,205,264	$36,986,144	$104,459,641
TOTAL ASSETS	18,433,774	137,205,264	36,986,144	104,459,641
LIABILITIES
Payables:
Options contracts written, at value	402,818	4,036,402	1,183,583	4,726,143
Management fees	222,502	600,835	133,463	312,160
TOTAL LIABILITIES	625,320	4,637,237	1,317,046	5,038,303
NET ASSETS	$17,808,454	$132,568,027	$35,669,098	$99,421,338
COMPONENTS OF NET ASSETS
Paid-in capital	$14,669,933	$141,198,970	$38,157,995	$107,129,601
Total distributable earnings (accumulated loss)	3,138,521	(8,630,943)	(2,488,897)	(7,708,263)
NET ASSETS	$17,808,454	$132,568,027	$35,669,098	$99,421,338
NET ASSET VALUE PER SHARE
Net Asset Value	$29.68	$37.08	$31.71	$30.83
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	600,000	3,575,000	1,125,000	3,225,000
COST OF INVESTMENTS
Investments, at cost	$19,126,060	$140,012,171	$37,700,874	$108,275,460
Premiums received	$572,966	$5,510,773	$1,561,210	$3,618,341

The accompanying notes are an integral part of the financial statements.

50

AIM ETF PRODUCTS TRUST
Statements of Assets and Liabilities
April 30, 2025 (unaudited) (continued)

	AllianzIM U.S. Large Cap Buffer20 Jan ETF	AllianzIM U.S. Large Cap Buffer20 Feb ETF	AllianzIM U.S. Large Cap Buffer20 Mar ETF	AllianzIM U.S. Large Cap Buffer20 Apr ETF
ASSETS
Investments, at value	$472,735,878	$102,488,147	$83,253,686	$182,022,857
TOTAL ASSETS	472,735,878	102,488,147	83,253,686	182,022,857
LIABILITIES
Payables:
Options contracts written, at value	13,217,653	3,157,925	2,877,091	9,119,563
Management fees	1,086,809	169,741	91,454	99,837
TOTAL LIABILITIES	14,304,462	3,327,666	2,968,545	9,219,400
NET ASSETS	$458,431,416	$99,160,481	$80,285,141	$172,803,457
COMPONENTS OF NET ASSETS
Paid-in capital	$470,976,018	$102,290,469	$79,002,371	$172,650,411
Total distributable earnings (accumulated loss)	(12,544,602)	(3,129,988)	1,282,770	153,046
NET ASSETS	$458,431,416	$99,160,481	$80,285,141	$172,803,457
NET ASSET VALUE PER SHARE
Net Asset Value	$33.10	$30.28	$30.88	$31.98
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	13,850,000	3,275,000	2,600,000	5,404,000
COST OF INVESTMENTS
Investments, at cost	$483,738,988	$105,873,651	$85,138,140	$181,104,456
Premiums received	$18,240,798	$3,874,585	$3,321,395	$8,175,049

The accompanying notes are an integral part of the financial statements.

51

AIM ETF PRODUCTS TRUST
Statements of Assets and Liabilities
April 30, 2025 (unaudited) (continued)

	AllianzIM U.S. Large Cap Buffer20 May ETF	AllianzIM U.S. Large Cap Buffer20 Jun ETF	AllianzIM U.S. Large Cap Buffer20 Jul ETF	AllianzIM U.S. Large Cap Buffer20 Aug ETF
ASSETS
Investments, at value	$67,095,771	$50,448,523	$192,620,781	$165,405,161
Receivable for investments sold	65,195,629	—	—	—
Receivable for Fund shares sold	1,537,895	—	—	—
TOTAL ASSETS	133,829,295	50,448,523	192,620,781	165,405,161
LIABILITIES
Payables:
Investments purchased	66,709,646	—	—	—
Options contracts written, at value	3,682,320	129,423	803,763	1,494,919
Management fees	401,141	801,784	1,352,102	1,270,795
TOTAL LIABILITIES	70,793,107	931,207	2,155,865	2,765,714
NET ASSETS	$63,036,188	$49,517,316	$190,464,916	$162,639,447
COMPONENTS OF NET ASSETS
Paid-in capital	$59,426,558	$53,756,377	$198,220,483	$158,735,557
Total distributable earnings (accumulated loss)	3,609,630	(4,239,061)	(7,755,567)	3,903,890
NET ASSETS	$63,036,188	$49,517,316	$190,464,916	$162,639,447
NET ASSET VALUE PER SHARE
Net Asset Value	$30.75	$29.56	$34.32	$28.79
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	2,050,000	1,675,000	5,550,000	5,650,000
COST OF INVESTMENTS
Investments, at cost	$67,104,588	$54,691,115	$191,360,854	$168,723,417
Premiums received	$3,673,503	$1,261,391	$5,307,566	$3,700,926

The accompanying notes are an integral part of the financial statements.

52

AIM ETF PRODUCTS TRUST
Statements of Assets and Liabilities
April 30, 2025 (unaudited) (continued)

	AllianzIM U.S. Large Cap Buffer20 Sep ETF	AllianzIM U.S. Large Cap Buffer20 Oct ETF	AllianzIM U.S. Large Cap Buffer20 Nov ETF	AllianzIM U.S. Large Cap Buffer20 Dec ETF
ASSETS
Investments, at value	$70,823,977	$372,972,760	$68,128,871	$379,649,129
Receivable for investments sold	9,858	—	—	—
Receivable for Fund shares sold	712,719	—	—	—
TOTAL ASSETS	71,546,554	372,972,760	68,128,871	379,649,129
LIABILITIES
Payables:
Investments purchased	749,498	—	—	—
Options contracts written, at value	930,690	6,355,092	1,488,301	9,025,491
Management fees	767,067	1,680,873	242,375	1,136,433
TOTAL LIABILITIES	2,447,255	8,035,965	1,730,676	10,161,924
NET ASSETS	$69,099,299	$364,936,795	$66,398,195	$369,487,205
COMPONENTS OF NET ASSETS
Paid-in capital	$66,070,685	$388,507,181	$74,689,670	$381,815,341
Total distributable earnings (accumulated loss)	3,028,614	(23,570,386)	(8,291,475)	(12,328,136)
NET ASSETS	$69,099,299	$364,936,795	$66,398,195	$369,487,205
NET ASSET VALUE PER SHARE
Net Asset Value	$28.49	$35.09	$30.53	$29.86
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	2,425,000	10,400,000	2,175,000	12,375,000
COST OF INVESTMENTS
Investments, at cost	$72,986,387	$383,978,340	$69,502,359	$393,051,866
Premiums received	$2,018,186	$14,267,847	$2,925,243	$13,271,506

The accompanying notes are an integral part of the financial statements.

53

AIM ETF PRODUCTS TRUST
Statements of Assets and Liabilities
April 30, 2025 (unaudited) (continued)

	AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF	AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF	AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF	AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
ASSETS
Investments, at value	$67,556,809	$47,877,812	$16,801,176	$40,349,406
Receivable for investments sold	54,117	—	—	56,811
Receivable for Fund shares sold	1,819,404	—	—	1,927,173
TOTAL ASSETS	69,430,330	47,877,812	16,801,176	42,333,390
LIABILITIES
Payables:
Investments purchased	1,864,054	—	—	1,992,995
Options contracts written, at value	1,961,115	1,706,570	594,889	1,151,916
Management fees	138,863	66,071	18,659	21,650
TOTAL LIABILITIES	3,964,032	1,772,641	613,548	3,166,561
NET ASSETS	$65,466,298	$46,105,171	$16,187,628	$39,166,829
COMPONENTS OF NET ASSETS
Paid-in capital	$67,789,694	$47,883,157	$16,646,222	$40,877,167
Total distributable earnings (accumulated loss)	(2,323,396)	(1,777,986)	(458,594)	(1,710,338)
NET ASSETS	$65,466,298	$46,105,171	$16,187,628	$39,166,829
NET ASSET VALUE PER SHARE
Net Asset Value	$24.25	$23.95	$23.98	$25.68
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	2,700,000	1,925,000	675,000	1,525,000
COST OF INVESTMENTS
Investments, at cost	$68,848,402	$49,048,901	$17,060,675	$40,227,990
Premiums received	$1,295,056	$998,868	$412,080	$929,416

The accompanying notes are an integral part of the financial statements.

54

AIM ETF PRODUCTS TRUST
Statements of Assets and Liabilities
April 30, 2025 (unaudited) (continued)

	AllianzIM U.S. Equity Buffer15 Uncapped May ETF	AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF
ASSETS
Investments, at value	$18,658,873	$17,525,311	$67,742,391	$24,892,744
Receivable for investments sold	18,542,406	—	—	—
TOTAL ASSETS	37,201,279	17,525,311	67,742,391	24,892,744
LIABILITIES
Payables:
Due to custodian	—	—	—	71
Investments purchased	18,543,418	—	—	—
Options contracts written, at value	543,474	20,867	288,098	207,686
Management fees	111,376	96,310	270,740	127,941
TOTAL LIABILITIES	19,198,268	117,177	558,838	335,698
NET ASSETS	$18,003,011	$17,408,134	$67,183,553	$24,557,046
COMPONENTS OF NET ASSETS
Paid-in capital	$19,354,665	$18,467,991	$69,941,955	$23,622,562
Total distributable earnings (accumulated loss)	(1,351,654)	(1,059,857)	(2,758,402)	934,484
NET ASSETS	$18,003,011	$17,408,134	$67,183,553	$24,557,046
NET ASSET VALUE PER SHARE
Net Asset Value	$26.67	$25.79	$25.35	$25.19
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	675,000	675,000	2,650,000	975,000
COST OF INVESTMENTS
Investments, at cost	$18,661,390	$18,607,162	$70,333,319	$24,832,980
Premiums received	$542,215	$111,973	$563,411	$480,769

The accompanying notes are an integral part of the financial statements.

55

AIM ETF PRODUCTS TRUST
Statements of Assets and Liabilities
April 30, 2025 (unaudited) (continued)

	AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF
ASSETS
Investments, at value	$24,061,973	$34,184,310	$19,630,654	$32,822,854
TOTAL ASSETS	24,061,973	34,184,310	19,630,654	32,822,854
LIABILITIES
Payables:
Options contracts written, at value	317,271	631,696	397,305	1,014,582
Management fees	105,295	115,554	71,926	98,011
TOTAL LIABILITIES	422,566	747,250	469,231	1,112,593
NET ASSETS	$23,639,407	$33,437,060	$19,161,423	$31,710,261
COMPONENTS OF NET ASSETS
Paid-in capital	$23,831,923	$34,014,269	$19,753,015	$33,062,360
Total distributable earnings (accumulated loss)	(192,516)	(577,209)	(591,592)	(1,352,099)
NET ASSETS	$23,639,407	$33,437,060	$19,161,423	$31,710,261
NET ASSET VALUE PER SHARE
Net Asset Value	$24.88	$24.77	$24.72	$23.93
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	950,000	1,350,000	775,000	1,325,000
COST OF INVESTMENTS
Investments, at cost	$24,324,798	$34,717,693	$20,357,587	$33,799,238
Premiums received	$427,616	$573,210	$283,409	$558,415

The accompanying notes are an integral part of the financial statements.

56

AIM ETF PRODUCTS TRUST
Statements of Assets and Liabilities
April 30, 2025 (unaudited) (continued)

	AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
ASSETS
Investments, at value	$148,509,766	$45,222,789	$31,131,303	$252,360,436
Receivable for investments sold	40,766	—	—	2,515,612
Receivable for Fund shares sold	2,240,132	—	—	2,359,566
TOTAL ASSETS	150,790,664	45,222,789	31,131,303	257,235,614
LIABILITIES
Payables:
Due to custodian	—	—	—	142
Investments purchased	2,271,972	—	—	2,513,943
Fund shares repurchased	—	—	—	2,360,955
Options contracts written, at value	2,669,355	1,367,128	1,017,074	10,050,047
Management fees	312,707	77,849	36,485	141,809
TOTAL LIABILITIES	5,254,034	1,444,977	1,053,559	15,066,896
NET ASSETS	$145,536,630	$43,777,812	$30,077,744	$242,168,718
COMPONENTS OF NET ASSETS
Paid-in capital	$142,621,628	$45,332,589	$29,969,900	$250,778,249
Total distributable earnings (accumulated loss)	2,915,002	(1,554,777)	107,844	(8,609,531)
NET ASSETS	$145,536,630	$43,777,812	$30,077,744	$242,168,718
NET ASSET VALUE PER SHARE
Net Asset Value	$29.85	$27.80	$27.34	$31.45
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	4,875,000	1,575,000	1,100,000	7,700,000
COST OF INVESTMENTS
Investments, at cost	$152,553,684	$46,661,271	$32,076,392	$252,593,259
Premiums received	$4,111,769	$1,281,008	$1,045,104	$9,193,699

The accompanying notes are an integral part of the financial statements.

57

AIM ETF PRODUCTS TRUST
Statements of Assets and Liabilities
April 30, 2025 (unaudited) (continued)

	AllianzIM U.S. Large Cap 6 Month Buffer10 May/ Nov ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/ Dec ETF	AllianzIM U.S. Equity 6 Month Floor5 Jan/ Jul ETF	AllianzIM U.S. Equity 6 Month Floor5 Apr/ Oct ETF
ASSETS
Investments, at value	$21,293,769	$120,260,356	$32,939,965	$36,330,058
Receivable for investments sold	21,056,158	—	—	—
TOTAL ASSETS	42,349,927	120,260,356	32,939,965	36,330,058
LIABILITIES
Payables:
Investments purchased	21,171,394	—	—	—
Options contracts written, at value	967,412	1,808,230	27,802	766,031
Management fees	74,151	353,759	47,338	19,452
TOTAL LIABILITIES	22,212,957	2,161,989	75,140	785,483
NET ASSETS	$20,136,970	$118,098,367	$32,864,825	$35,544,575
COMPONENTS OF NET ASSETS
Paid-in capital	$20,929,431	$121,233,688	$32,809,482	$35,798,435
Total distributable earnings (accumulated loss)	(792,461)	(3,135,321)	55,343	(253,860)
NET ASSETS	$20,136,970	$118,098,367	$32,864,825	$35,544,575
NET ASSET VALUE PER SHARE
Net Asset Value	$26.85	$26.24	$27.97	$26.33
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	750,000	4,500,000	1,175,000	1,350,000
COST OF INVESTMENTS
Investments, at cost	$21,296,595	$123,917,237	$33,561,766	$35,630,774
Premiums received	$964,586	$2,998,600	$263,888	$388,975

The accompanying notes are an integral part of the financial statements.

58

AIM ETF PRODUCTS TRUST
Statements of Assets and Liabilities
April 30, 2025 (unaudited) (continued)

	AllianzIM Buffer20 Allocation ETF	AllianzIM Buffer15 Uncapped Allocation ETF	AllianzIM 6 Month Buffer10 Allocation ETF
ASSETS
Investments, at value - Affiliated	$26,994,318	$21,757,751	$22,568,629
Investments, at value - Unaffiliated	16,675	16,209	14,167
TOTAL ASSETS	27,010,993	21,773,960	22,582,796
LIABILITIES
Payables:
Management fees	1,064	771	907
TOTAL LIABILITIES	1,064	771	907
NET ASSETS	$27,009,929	$21,773,189	$22,581,889
COMPONENTS OF NET ASSETS
Paid-in capital	$27,462,062	$22,196,910	$23,168,620
Total distributable earnings (accumulated loss)	(452,133)	(423,721)	(586,731)
NET ASSETS	$27,009,929	$21,773,189	$22,581,889
NET ASSET VALUE PER SHARE
Net Asset Value	$24.55	$24.19	$24.41
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	1,100,000	900,000	925,000
COST OF INVESTMENTS
Investments, at cost — Affiliated	$27,443,161	$22,180,226	$23,152,354
Investments, at cost — Unaffiliated.	$16,675	$16,209	$14,167

The accompanying notes are an integral part of the financial statements.

59

AIM ETF PRODUCTS TRUST
Statements of Operations (unaudited)

	AllianzIM U.S. Large Cap Buffer10 Jan ETF	AllianzIM U.S. Large Cap Buffer10 Feb ETF	AllianzIM U.S. Large Cap Buffer10 Mar ETF	AllianzIM U.S. Large Cap Buffer10 Apr ETF
	For the Six Months Ended April 30, 2025	For the Six Months Ended April 30, 2025	For the Six Months Ended April 30, 2025	For the Six Months Ended April 30, 2025
INVESTMENT INCOME:
Interest income	$5,588	$4,054	$5,290	$6,470
Total Investment Income	5,588	4,054	5,290	6,470
EXPENSES:
Management fees	417,726	136,182	101,398	163,966
Interest expense	—	7	9	54
Total Expenses	417,726	136,189	101,407	164,020
NET INVESTMENT INCOME (LOSS)	(412,138)	(132,135)	(96,117)	(157,550)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Redemptions In-Kind	8,531,800	5,261,803	4,954,757	4,554,573
Option contracts purchased	(3,068,721)	(995,126)	(1,248,033)	(1,693,642)
Option contracts written	(2,137,923)	(1,461,582)	205,156	56,736
Net realized gain (loss)	3,325,156	2,805,095	3,911,880	2,917,667
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	(7,425,411)	(3,400,901)	(2,926,518)	(2,605,844)
Options contracts written	720,959	1,278,531	(247,660)	(526,654)
Net change in unrealized appreciation (depreciation)	(6,704,452)	(2,122,370)	(3,174,178)	(3,132,498)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(3,379,296)	682,725	737,702	(214,831)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,791,434)	$550,590	$641,585	$(372,381)

The accompanying notes are an integral part of the financial statements.

60

AIM ETF PRODUCTS TRUST
Statements of Operations (unaudited) (continued)

	AllianzIM U.S. Large Cap Buffer10 May ETF	AllianzIM U.S. Large Cap Buffer10 Jun ETF	AllianzIM U.S. Large Cap Buffer10 Jul ETF	AllianzIM U.S. Large Cap Buffer10 Aug ETF
	For the Six Months Ended April 30, 2025	For the Six Months Ended April 30, 2025	For the Six Months Ended April 30, 2025	For the Six Months Ended April 30, 2025
INVESTMENT INCOME:
Interest income	$1,410	$1,675	$5,336	$8,134
Total Investment Income	1,410	1,675	5,336	8,134
EXPENSES:
Management fees	55,241	57,293	221,129	241,207
Total Expenses	55,241	57,293	221,129	241,207
NET INVESTMENT INCOME (LOSS)	(53,831)	(55,618)	(215,793)	(233,073)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Redemptions In-Kind	77,603	132,232	3,503,089	6,227,186
Option contracts purchased	(568,247)	2,083	(403,374)	(177,994)
Option contracts written	287,679	61	53,480	(28,749)
Net realized gain (loss)	(202,965)	134,376	3,153,195	6,020,443
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	(4,723)	(606,213)	(2,775,743)	(3,973,556)
Options contracts written	371,461	475,078	1,104,671	336,131
Net change in unrealized appreciation (depreciation)	366,738	(131,135)	(1,671,072)	(3,637,425)
NET REALIZED AND UNREALIZED GAIN (LOSS)	163,773	3,241	1,482,123	2,383,018
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$109,942	$(52,377)	$1,266,330	$2,149,945

The accompanying notes are an integral part of the financial statements.

61

AIM ETF PRODUCTS TRUST
Statements of Operations (unaudited) (continued)

	AllianzIM U.S. Large Cap Buffer10 Sep ETF	AllianzIM U.S. Large Cap Buffer10 Oct ETF	AllianzIM U.S. Large Cap Buffer10 Nov ETF	AllianzIM U.S. Large Cap Buffer10 Dec ETF
	For the Six Months Ended April 30, 2025	For the Six Months Ended April 30, 2025	For the Six Months Ended April 30, 2025	For the Six Months Ended April 30, 2025
INVESTMENT INCOME:
Interest income	$3,064	$5,193	$1,133	$3,334
Total Investment Income	3,064	5,193	1,133	3,334
EXPENSES:
Management fees	120,118	524,307	133,463	322,803
Interest expense	—	—	36	—
Total Expenses	120,118	524,307	133,499	322,803
NET INVESTMENT INCOME (LOSS)	(117,054)	(519,114)	(132,366)	(319,469)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Redemptions In-Kind	4,982,389	1,087,081	28,155	332,331
Option contracts purchased	(39,161)	(181,566)	(7,636)	(492,099)
Option contracts written	(24,385)	(116,533)	(556)	(2,007,678)
Net realized gain (loss)	4,918,843	788,982	19,963	(2,167,446)
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	(2,072,385)	(2,517,054)	(711,042)	(3,517,467)
Options contracts written	130,412	1,285,466	381,315	(69,386)
Net change in unrealized appreciation (depreciation)	(1,941,973)	(1,231,588)	(329,727)	(3,586,853)
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,976,870	(442,606)	(309,764)	(5,754,299)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,859,816	$(961,720)	$(442,130)	$(6,073,768)

The accompanying notes are an integral part of the financial statements.

62

AIM ETF PRODUCTS TRUST
Statements of Operations (unaudited) (continued)

	AllianzIM U.S. Large Cap Buffer20 Jan ETF	AllianzIM U.S. Large Cap Buffer20 Feb ETF	AllianzIM U.S. Large Cap Buffer20 Mar ETF	AllianzIM U.S. Large Cap Buffer20 Apr ETF
	For the Six Months Ended April 30, 2025	For the Six Months Ended April 30, 2025	For the Six Months Ended April 30, 2025	For the Six Months Ended April 30, 2025
INVESTMENT INCOME:
Interest income	$20,487	$11,015	$11,283	$20,589
Total Investment Income	20,487	11,015	11,283	20,589
EXPENSES:
Management fees	1,322,158	288,249	235,890	613,208
Interest expense	—	202	—	—
Total Expenses	1,322,158	288,451	235,890	613,208
NET INVESTMENT INCOME (LOSS)	(1,301,671)	(277,436)	(224,607)	(592,619)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Redemptions In-Kind	32,553,748	12,667,427	10,494,958	16,120,836
Option contracts purchased	(13,129,421)	(2,595,057)	(2,771,608)	(6,378,457)
Option contracts written	(14,347,284)	(5,624,361)	(1,194,100)	547,250
Net realized gain (loss)	5,077,043	4,448,009	6,529,250	10,289,629
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	(25,966,961)	(9,928,942)	(7,129,345)	(10,115,475)
Options contracts written	18,143,346	4,392,676	1,761,970	(244,469)
Net change in unrealized appreciation (depreciation)	(7,823,615)	(5,536,266)	(5,367,375)	(10,359,944)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,746,572)	(1,088,257)	1,161,875	(70,315)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,048,243)	$(1,365,693)	$937,268	$(662,934)

The accompanying notes are an integral part of the financial statements.

63

AIM ETF PRODUCTS TRUST
Statements of Operations (unaudited) (continued)

	AllianzIM U.S. Large Cap Buffer20 May ETF	AllianzIM U.S. Large Cap Buffer20 Jun ETF	AllianzIM U.S. Large Cap Buffer20 Jul ETF	AllianzIM U.S. Large Cap Buffer20 Aug ETF
	For the Six Months Ended April 30, 2025	For the Six Months Ended April 30, 2025	For the Six Months Ended April 30, 2025	For the Six Months Ended April 30, 2025
INVESTMENT INCOME:
Interest income	$4,791	$11,061	$16,477	$17,905
Total Investment Income	4,791	11,061	16,477	17,905
EXPENSES:
Management fees	195,224	319,331	685,697	686,568
Total Expenses	195,224	319,331	685,697	686,568
NET INVESTMENT INCOME (LOSS)	(190,433)	(308,270)	(669,220)	(668,663)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Redemptions In-Kind	7,131,486	3,076,603	1,805,822	16,221,137
Option contracts purchased	(300,969)	(164,607)	(99,416)	(92,246)
Option contracts written	26,234	(4,532)	(17,850)	(26,868)
Net realized gain (loss)	6,856,751	2,907,464	1,688,556	16,102,023
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	(5,544,018)	(6,689,931)	(5,889,571)	(12,573,850)
Options contracts written	1,916,787	1,961,727	5,627,839	3,505,149
Net change in unrealized appreciation (depreciation)	(3,627,231)	(4,728,204)	(261,732)	(9,068,701)
NET REALIZED AND UNREALIZED GAIN (LOSS)	3,229,520	(1,820,740)	1,426,824	7,033,322
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,039,087	$(2,129,010)	$757,604	$6,364,659

The accompanying notes are an integral part of the financial statements.

64

AIM ETF PRODUCTS TRUST
Statements of Operations (unaudited) (continued)

	AllianzIM U.S. Large Cap Buffer20 Sep ETF	AllianzIM U.S. Large Cap Buffer20 Oct ETF	AllianzIM U.S. Large Cap Buffer20 Nov ETF	AllianzIM U.S. Large Cap Buffer20 Dec ETF
	For the Six Months Ended April 30, 2025	For the Six Months Ended April 30, 2025	For the Six Months Ended April 30, 2025	For the Six Months Ended April 30, 2025
INVESTMENT INCOME:
Interest income	$11,131	$15,843	$2,267	$11,457
Total Investment Income	11,131	15,843	2,267	11,457
EXPENSES:
Management fees	460,069	1,504,968	242,374	1,180,729
Total Expenses	460,069	1,504,968	242,374	1,180,729
NET INVESTMENT INCOME (LOSS)	(448,938)	(1,489,125)	(240,107)	(1,169,272)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Redemptions In-Kind	9,634,902	2,308,998	238,155	14,101,073
Option contracts purchased	(28,912)	(185,407)	(10,819)	(2,093,638)
Option contracts written	(25,965)	(33,237)	(1,037)	(11,183,304)
Net realized gain (loss)	9,580,025	2,090,354	226,299	824,131
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	(7,362,812)	(9,828,766)	(1,369,253)	(21,577,931)
Options contracts written	2,271,458	7,190,133	1,441,177	10,863,774
Net change in unrealized appreciation (depreciation)	(5,091,354)	(2,638,633)	71,924	(10,714,157)
NET REALIZED AND UNREALIZED GAIN (LOSS)	4,488,671	(548,279)	298,223	(9,890,026)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,039,733	$(2,037,404)	$58,116	$(11,059,298)

The accompanying notes are an integral part of the financial statements.

65

AIM ETF PRODUCTS TRUST
Statements of Operations (unaudited) (continued)

	AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF	AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF	AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF	AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
	For the Period Ended April 30, 2025*	For the Period Ended April 30, 2025**	For the Period Ended April 30, 2025***	For the Six Months Ended April 30, 2025
INVESTMENT INCOME:
Interest income	$765	$577	$60	$1,821
Total Investment Income	765	577	60	1,821
EXPENSES:
Management fees	138,863	66,071	18,659	104,793
Interest expense	211	23	17	—
Total Expenses	139,074	66,094	18,676	104,793
Management fees waiver	(211)	—	—	—
Net Expenses	138,863	66,094	18,676	104,793
NET INVESTMENT INCOME (LOSS)	(138,098)	(65,517)	(18,616)	(102,972)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Redemptions In-Kind	41,607	182,195	6,609	490,375
Option contracts purchased	(254,824)	(13,554)	(3,661)	(1,838,981)
Option contracts written	(14,429)	(2,319)	(618)	(31,916)
Net realized gain (loss)	(227,646)	166,322	2,330	(1,380,522)
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	(1,291,593)	(1,171,089)	(259,499)	339,692
Options contracts written	(666,059)	(707,702)	(182,809)	(236,954)
Net change in unrealized appreciation (depreciation)	(1,957,652)	(1,878,791)	(442,308)	102,738
NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,185,298)	(1,712,469)	(439,978)	(1,277,784)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,323,396)	$(1,777,986)	$(458,594)	$(1,380,756)

*	The Fund commenced operations on December 31, 2024.
**	The Fund commenced operations on January 31, 2025.
***	The Fund commenced operations on February 28, 2025.
The accompanying notes are an integral part of the financial statements.

66

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Statements of Operations (unaudited) (continued)

	AllianzIM U.S. Equity Buffer15 Uncapped May ETF	AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF
	For the Six Months Ended April 30, 2025	For the Six Months Ended April 30, 2025	For the Six Months Ended April 30, 2025	For the Six Months Ended April 30, 2025
INVESTMENT INCOME:
Interest income	$1,202	$1,165	$2,610	$1,359
Total Investment Income	1,202	1,165	2,610	1,359
EXPENSES:
Management fees	59,176	55,591	184,495	86,857
Interest expense	—	—	—	71
Total Expenses	59,176	55,591	184,495	86,928
NET INVESTMENT INCOME (LOSS)	(57,974)	(54,426)	(181,885)	(85,569)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Redemptions In-Kind	—	25,959	(8,366)	774,683
Option contracts purchased	(1,321,508)	—	(79,622)	(50,170)
Option contracts written	83,429	—	(1,160)	3,575
Net realized gain (loss)	(1,238,079)	25,959	(89,148)	728,088
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	657,682	(582,896)	(1,439,782)	(768,915)
Options contracts written	20,626	117,404	384,192	86,863
Net change in unrealized appreciation (depreciation)	678,308	(465,492)	(1,055,590)	(682,052)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(559,771)	(439,533)	(1,144,738)	46,036
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(617,745)	$(493,959)	$(1,326,623)	$(39,533)

The accompanying notes are an integral part of the financial statements.

67

AIM ETF PRODUCTS TRUST
Statements of Operations (unaudited) (continued)

	AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF
	For the Six Months Ended April 30, 2025	For the Six Months Ended April 30, 2025	For the Six Months Ended April 30, 2025	For the Period Ended April 30, 2025*
INVESTMENT INCOME:
Interest income	$1,031	$1,114	$615	$861
Total Investment Income	1,031	1,114	615	861
EXPENSES:
Management fees	84,630	107,003	71,926	98,011
Interest expense	—	28	21	17
Total Expenses	84,630	107,031	71,947	98,028
NET INVESTMENT INCOME (LOSS)	(83,599)	(105,917)	(71,332)	(97,167)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Redemptions In-Kind	64,366	132,327	325,612	197,708
Option contracts purchased	(516)	(3,168)	(4,682)	(18,116)
Option contracts written	260	(99)	(361)	(1,973)
Net realized gain (loss)	64,110	129,060	320,569	177,619
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	(402,649)	(369,559)	(726,256)	(976,384)
Options contracts written	87,435	(21,785)	(113,557)	(456,167)
Net change in unrealized appreciation (depreciation)	(315,214)	(391,344)	(839,813)	(1,432,551)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(251,104)	(262,284)	(519,244)	(1,254,932)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(334,703)	$(368,201)	$(590,576)	$(1,352,099)

*	The Fund commenced operations on November 29, 2024.
The accompanying notes are an integral part of the financial statements.

68

AIM ETF PRODUCTS TRUST
Statements of Operations (unaudited) (continued)

	AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
	For the Six Months Ended April 30, 2025	For the Six Months Ended April 30, 2025	For the Six Months Ended April 30, 2025	For the Six Months Ended April 30, 2025
INVESTMENT INCOME:
Interest income	$15,498	$3,097	$3,792	$25,901
Total Investment Income	15,498	3,097	3,792	25,901
EXPENSES:
Management fees	504,843	113,620	125,706	932,499
Interest expense	—	—	—	208
Total Expenses	504,843	113,620	125,706	932,707
NET INVESTMENT INCOME (LOSS)	(489,345)	(110,523)	(121,914)	(906,806)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Redemptions In-Kind	21,365,369	1,986,028	3,385,197	9,738,003
Option contracts purchased	(6,020,644)	(644,602)	(1,399,657)	(8,588,421)
Option contracts written	811,623	(13,958)	271,372	1,170,271
Net realized gain (loss)	16,156,348	1,327,468	2,256,912	2,319,853
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	(12,377,442)	(1,783,712)	(1,325,706)	480,927
Options contracts written	1,116,718	(111,517)	(28,463)	(1,879,874)
Net change in unrealized appreciation (depreciation)	(11,260,724)	(1,895,229)	(1,354,169)	(1,398,947)
NET REALIZED AND UNREALIZED GAIN (LOSS)	4,895,624	(567,761)	902,743	920,906
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,406,279	$(678,284)	$780,829	$14,100

The accompanying notes are an integral part of the financial statements.

69

AIM ETF PRODUCTS TRUST
Statements of Operations (unaudited) (continued)

	AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF	AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
	For the Six Months Ended April 30, 2025	For the Six Months Ended April 30, 2025	For the Six Months Ended April 30, 2025	For the Six Months Ended April 30, 2025
INVESTMENT INCOME:
Interest income	$2,036	$11,388	$1,581	$1,446
Total Investment Income	2,036	11,388	1,581	1,446
EXPENSES:
Management fees	74,151	365,256	60,812	64,054
Interest expense	8	—	34	10
Total Expenses	74,159	365,256	60,846	64,064
NET INVESTMENT INCOME (LOSS)	(72,123)	(353,868)	(59,265)	(62,618)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Redemptions In-Kind	1,117,895	1,156,804	1,229,742	698,242
Option contracts purchased	(1,270,717)	(129,630)	(518,068)	(628,548)
Option contracts written	64,543	(926,023)	96,305	5,169
Net realized gain (loss)	(88,279)	101,151	807,979	74,863
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	(1,733)	(3,503,584)	(1,081,528)	796,854
Options contracts written	(1,733)	1,353,547	265,946	(448,302)
Net change in unrealized appreciation (depreciation)	(3,466)	(2,150,037)	(815,582)	348,552
NET REALIZED AND UNREALIZED GAIN (LOSS)	(91,745)	(2,048,886)	(7,603)	423,415
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(163,868)	$(2,402,754)	$(66,868)	$360,797

The accompanying notes are an integral part of the financial statements.

70

AIM ETF PRODUCTS TRUST
Statements of Operations (unaudited) (continued)

	AllianzIM Buffer20 Allocation ETF	AllianzIM Buffer15 Uncapped Allocation ETF	AllianzIM 6 Month Buffer10 Allocation ETF
	For the Period Ended April 30, 2025*	For the Period Ended April 30, 2025**	For the Period Ended April 30, 2025*
INVESTMENT INCOME:
Interest income	$188	$88	$171
Total Investment Income	188	88	171
EXPENSES:
Management fees	6,957	2,668	6,354
Total Expenses	6,957	2,668	6,354
Management fees waiver	(3,479)	(1,334)	(3,177)
Net Expenses	3,478	1,334	3,177
NET INVESTMENT INCOME (LOSS)	(3,290)	(1,246)	(3,006)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net change in unrealized appreciation (depreciation) on:
Investments - Affiliated	(448,843)	(422,475)	(583,725)
NET UNREALIZED GAIN (LOSS)	(448,843)	(422,475)	(583,725)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(452,133)	$(423,721)	$(586,731)

*	The Fund commenced operations on January 7, 2025.
**	The Fund commenced operations on March 5, 2025.
The accompanying notes are an integral part of the financial statements.

71

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets

	AllianzIM U.S. Large Cap Buffer10 Jan ETF		AllianzIM U.S. Large Cap Buffer10 Feb ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(412,138)	$(540,443)	$(132,135)	$(379,897)
Net realized gain (loss)	3,325,156	14,182,733	2,805,095	10,172,525
Net change in unrealized appreciation (depreciation)	(6,704,452)	2,007,048	(2,122,370)	1,754,672
Net increase (decrease) in net assets resulting from operations	(3,791,434)	15,649,338	550,590	11,547,300
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	—	—	—	(100,657)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	158,539,468	284,566,594	95,938,655	130,701,868
Cost of Shares redeemed	(53,804,468)	(277,336,685)	(29,529,400)	(145,623,705)
Net increase (decrease) in net assets from capital transactions	104,735,000	7,229,909	66,409,255	(14,921,837)
Total increase (decrease) in net assets	100,943,566	22,879,247	66,959,845	(3,475,194)
NET ASSETS
Beginning of Year or Period	44,868,105	21,988,858	25,540,732	29,015,926
End of Year or Period	$145,811,671	$44,868,105	$92,500,577	$25,540,732
CHANGES IN SHARES OUTSTANDING
Shares issued	4,400,000	9,025,000	2,950,000	4,425,000
Shares redeemed	(1,500,000)	(8,550,000)	(875,000)	(4,775,000)
Net increase (decrease) in Shares outstanding	2,900,000	475,000	2,075,000	(350,000)
Shares outstanding, Beginning of Year or Period	1,275,000	800,000	775,000	1,125,000
Shares outstanding, End of Year or Period	4,175,000	1,275,000	2,850,000	775,000

The accompanying notes are an integral part of the financial statements.

72

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer10 Mar ETF		AllianzIM U.S. Large Cap Buffer10 Apr ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(96,117)	$(394,671)	$(157,550)	$(440,808)
Net realized gain (loss)	3,911,880	5,822,818	2,917,667	9,175,035
Net change in unrealized appreciation (depreciation)	(3,174,178)	2,137,450	(3,132,498)	2,148,663
Net increase (decrease) in net assets resulting from operations	641,585	7,565,597	(372,381)	10,882,890
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	26,723,411	117,182,695	43,308,020	113,690,343
Cost of Shares redeemed	(34,427,557)	(99,843,418)	(48,604,783)	(104,665,450)
Net increase (decrease) in net assets from capital transactions	(7,704,146)	17,339,277	(5,296,763)	9,024,893
Total increase (decrease) in net assets	(7,062,561)	24,904,874	(5,669,144)	19,907,783
NET ASSETS
Beginning of Year or Period	32,816,595	7,911,721	47,927,905	28,020,122
End of Year or Period	$25,754,034	$32,816,595	$42,258,761	$47,927,905
CHANGES IN SHARES OUTSTANDING
Shares issued	775,000	3,900,000	1,175,000	3,275,000
Shares redeemed	(1,000,000)	(3,200,000)	(1,300,000)	(2,925,000)
Net increase (decrease) in Shares outstanding	(225,000)	700,000	(125,000)	350,000
Shares outstanding, Beginning of Year or Period	1,000,000	300,000	1,275,000	925,000
Shares outstanding, End of Year or Period	775,000	1,000,000	1,150,000	1,275,000

The accompanying notes are an integral part of the financial statements.

73

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer10 May ETF		AllianzIM U.S. Large Cap Buffer10 Jun ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(53,831)	$(162,363)	$(55,618)	$(161,857)
Net realized gain (loss)	(202,965)	8,740,163	134,376	5,235,139
Net change in unrealized appreciation (depreciation)	366,738	(1,373,061)	(131,135)	580,965
Net increase (decrease) in net assets resulting from operations	109,942	7,204,739	(52,377)	5,654,247
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	—	59,747,891	3,107,061	50,326,277
Cost of Shares redeemed	(3,329,937)	(93,048,145)	(1,625,695)	(69,249,987)
Net increase (decrease) in net assets from capital transactions	(3,329,937)	(33,300,254)	1,481,366	(18,923,710)
Total increase (decrease) in net assets	(3,219,995)	(26,095,515)	1,428,989	(13,269,463)
NET ASSETS
Beginning of Year or Period	17,037,627	43,133,142	15,770,449	29,039,912
End of Year or Period	$13,817,632	$17,037,627	$17,199,438	$15,770,449
CHANGES IN SHARES OUTSTANDING
Shares issued	—	2,000,000	100,000	1,700,000
Shares redeemed	(100,000)	(3,175,000)	(50,000)	(2,350,000)
Net increase (decrease) in Shares outstanding	(100,000)	(1,175,000)	50,000	(650,000)
Shares outstanding, Beginning of Year or Period	525,000	1,700,000	500,000	1,150,000
Shares outstanding, End of Year or Period	425,000	525,000	550,000	500,000

The accompanying notes are an integral part of the financial statements.

74

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer10 Jul ETF		AllianzIM U.S. Large Cap Buffer10 Aug ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(215,793)	$(515,579)	$(233,073)	$(598,229)
Net realized gain (loss)	3,153,195	14,610,759	6,020,443	15,564,461
Net change in unrealized appreciation (depreciation)	(1,671,072)	5,114,023	(3,637,425)	6,228,811
Net increase (decrease) in net assets resulting from operations	1,266,330	19,209,203	2,149,945	21,195,043
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	63,945,873	224,473,788	4,648,265	292,634,049
Cost of Shares redeemed	(55,539,450)	(270,995,837)	(100,423,907)	(246,021,968)
Net increase (decrease) in net assets from capital transactions	8,406,423	(46,522,049)	(95,775,642)	46,612,081
Total increase (decrease) in net assets	9,672,753	(27,312,846)	(93,625,697)	67,807,124
NET ASSETS
Beginning of Year or Period	61,586,811	88,899,657	123,703,263	55,896,139
End of Year or Period	$71,259,564	$61,586,811	$30,077,566	$123,703,263
CHANGES IN SHARES OUTSTANDING
Shares issued	1,750,000	6,225,000	150,000	10,275,000
Shares redeemed	(1,475,000)	(7,550,000)	(3,225,000)	(8,575,000)
Net increase (decrease) in Shares outstanding	275,000	(1,325,000)	(3,075,000)	1,700,000
Shares outstanding, Beginning of Year or Period	1,600,000	2,925,000	4,075,000	2,375,000
Shares outstanding, End of Year or Period	1,875,000	1,600,000	1,000,000	4,075,000

The accompanying notes are an integral part of the financial statements.

75

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer10 Sep ETF		AllianzIM U.S. Large Cap Buffer10 Oct ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(117,054)	$(197,489)	$(519,114)	$(336,756)
Net realized gain (loss)	4,918,843	3,780,425	788,982	7,082,989
Net change in unrealized appreciation (depreciation)	(1,941,973)	1,728,560	(1,231,588)	448,279
Net increase (decrease) in net assets resulting from operations	2,859,816	5,311,496	(961,720)	7,194,512
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	3,824,439	128,515,120	24,143,979	177,738,047
Cost of Shares redeemed	(82,226,790)	(53,552,852)	(23,101,482)	(89,048,507)
Net increase (decrease) in net assets from capital transactions	(78,402,351)	74,962,268	1,042,497	88,689,540
Total increase (decrease) in net assets	(75,542,535)	80,273,764	80,777	95,884,052
NET ASSETS
Beginning of Year or Period	93,350,989	13,077,225	132,487,250	36,603,198
End of Year or Period	$17,808,454	$93,350,989	$132,568,027	$132,487,250
CHANGES IN SHARES OUTSTANDING
Shares issued	125,000	4,475,000	625,000	4,825,000
Shares redeemed	(2,650,000)	(1,900,000)	(600,000)	(2,450,000)
Net increase (decrease) in Shares outstanding	(2,525,000)	2,575,000	25,000	2,375,000
Shares outstanding, Beginning of Year or Period	3,125,000	550,000	3,550,000	1,175,000
Shares outstanding, End of Year or Period	600,000	3,125,000	3,575,000	3,550,000

The accompanying notes are an integral part of the financial statements.

76

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer10 Nov ETF		AllianzIM U.S. Large Cap Buffer10 Dec ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(132,366)	$(78,562)	$(319,469)	$(232,022)
Net realized gain (loss)	19,963	1,971,306	(2,167,446)	8,790,524
Net change in unrealized appreciation (depreciation)	(329,727)	(3,911)	(3,586,853)	(1,197,429)
Net increase (decrease) in net assets resulting from operations	(442,130)	1,888,833	(6,073,768)	7,361,073
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	—	—	—	(242,065)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	9,778,505	57,376,800	118,898,155	128,451,474
Cost of Shares redeemed	(789,323)	(41,539,607)	(30,219,100)	(137,986,062)
Net increase (decrease) in net assets from capital transactions	8,989,182	15,837,193	88,679,055	(9,534,588)
Total increase (decrease) in net assets	8,547,052	17,726,026	82,605,287	(2,415,580)
NET ASSETS
Beginning of Year or Period	27,122,046	9,396,020	16,816,051	19,231,631
End of Year or Period	$35,669,098	$27,122,046	$99,421,338	$16,816,051
CHANGES IN SHARES OUTSTANDING
Shares issued	300,000	1,850,000	3,675,000	4,450,000
Shares redeemed	(25,000)	(1,350,000)	(975,000)	(4,675,000)
Net increase (decrease) in Shares outstanding	275,000	500,000	2,700,000	(225,000)
Shares outstanding, Beginning of Year or Period	850,000	350,000	525,000	750,000
Shares outstanding, End of Year or Period	1,125,000	850,000	3,225,000	525,000

The accompanying notes are an integral part of the financial statements.

77

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer20 Jan ETF		AllianzIM U.S. Large Cap Buffer20 Feb ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(1,301,671)	$(1,963,291)	$(277,436)	$(820,684)
Net realized gain (loss)	5,077,043	42,625,116	4,448,009	13,936,745
Net change in unrealized appreciation (depreciation)	(7,823,615)	(5,808,324)	(5,536,266)	2,405,342
Net increase (decrease) in net assets resulting from operations	(4,048,243)	34,853,501	(1,365,693)	15,521,403
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	—	—	—	(74,492)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	518,688,675	806,682,098	103,458,942	266,023,638
Cost of Shares redeemed	(255,549,448)	(739,898,635)	(69,148,327)	(265,032,795)
Net increase (decrease) in net assets from capital transactions	263,139,227	66,783,463	34,310,615	990,843
Total increase (decrease) in net assets	259,090,984	101,636,964	32,944,922	16,437,754
NET ASSETS
Beginning of Year or Period	199,340,432	97,703,468	66,215,559	49,777,805
End of Year or Period	$458,431,416	$199,340,432	$99,160,481	$66,215,559
CHANGES IN SHARES OUTSTANDING
Shares issued	15,450,000	26,300,000	3,325,000	9,425,000
Shares redeemed	(7,625,000)	(23,700,000)	(2,225,000)	(9,175,000)
Net increase (decrease) in Shares outstanding	7,825,000	2,600,000	1,100,000	250,000
Shares outstanding, Beginning of Year or Period	6,025,000	3,425,000	2,175,000	1,925,000
Shares outstanding, End of Year or Period	13,850,000	6,025,000	3,275,000	2,175,000

The accompanying notes are an integral part of the financial statements.

78

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer20 Mar ETF		AllianzIM U.S. Large Cap Buffer20 Apr ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(224,607)	$(867,643)	$(592,619)	$(1,428,234)
Net realized gain (loss)	6,529,250	12,272,128	10,289,629	22,583,342
Net change in unrealized appreciation (depreciation)	(5,367,375)	2,534,177	(10,359,944)	6,069,558
Net increase (decrease) in net assets resulting from operations	937,268	13,938,662	(662,934)	27,224,666
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	82,452,506	272,571,044	174,855,373	343,829,232
Cost of Shares redeemed	(73,897,174)	(241,355,757)	(177,679,412)	(323,930,542)
Net increase (decrease) in net assets from capital transactions	8,555,332	31,215,287	(2,824,039)	19,898,690
Total increase (decrease) in net assets	9,492,600	45,153,949	(3,486,973)	47,123,356
NET ASSETS
Beginning of Year or Period	70,792,541	25,638,592	176,290,430	129,167,074
End of Year or Period	$80,285,141	$70,792,541	$172,803,457	$176,290,430
CHANGES IN SHARES OUTSTANDING
Shares issued	2,625,000	9,600,000	5,450,000	11,425,000
Shares redeemed	(2,350,000)	(8,250,000)	(5,525,000)	(10,600,000)
Net increase (decrease) in Shares outstanding	275,000	1,350,000	(75,000)	825,000
Shares outstanding, Beginning of Year or Period	2,325,000	975,000	5,479,000	4,654,000
Shares outstanding, End of Year or Period	2,600,000	2,325,000	5,404,000	5,479,000

The accompanying notes are an integral part of the financial statements.

79

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer20 May ETF		AllianzIM U.S. Large Cap Buffer20 Jun ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(190,433)	$(398,237)	$(308,270)	$(651,629)
Net realized gain (loss)	6,856,751	9,471,412	2,907,464	11,899,250
Net change in unrealized appreciation (depreciation)	(3,627,231)	1,414,895	(4,728,204)	1,301,664
Net increase (decrease) in net assets resulting from operations	3,039,087	10,488,070	(2,129,010)	12,549,285
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	71,142,468	96,646,864	45,721,896	268,692,933
Cost of Shares redeemed	(65,195,468)	(131,270,732)	(46,419,240)	(296,056,759)
Net increase (decrease) in net assets from capital transactions	5,947,000	(34,623,868)	(697,344)	(27,363,826)
Total increase (decrease) in net assets	8,986,087	(24,135,798)	(2,826,354)	(14,814,541)
NET ASSETS
Beginning of Year or Period	54,050,101	78,185,899	52,343,670	67,158,211
End of Year or Period	$63,036,188	$54,050,101	$49,517,316	$52,343,670
CHANGES IN SHARES OUTSTANDING
Shares issued	2,400,000	3,475,000	1,525,000	9,525,000
Shares redeemed	(2,150,000)	(4,750,000)	(1,625,000)	(10,400,000)
Net increase (decrease) in Shares outstanding	250,000	(1,275,000)	(100,000)	(875,000)
Shares outstanding, Beginning of Year or Period	1,800,000	3,075,000	1,775,000	2,650,000
Shares outstanding, End of Year or Period	2,050,000	1,800,000	1,675,000	1,775,000

The accompanying notes are an integral part of the financial statements.

80

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer20 Jul ETF		AllianzIM U.S. Large Cap Buffer20 Aug ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(669,220)	$(1,527,300)	$(668,663)	$(1,295,647)
Net realized gain (loss)	1,688,556	28,895,039	16,102,023	22,071,627
Net change in unrealized appreciation (depreciation)	(261,732)	10,031,389	(9,068,701)	12,074,223
Net increase (decrease) in net assets resulting from operations	757,604	37,399,128	6,364,659	32,850,203
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	21,498,558	482,276,640	69,166,869	557,346,687
Cost of Shares redeemed	(31,423,552)	(532,312,858)	(262,254,982)	(396,518,287)
Net increase (decrease) in net assets from capital transactions	(9,924,994)	(50,036,218)	(193,088,113)	160,828,400
Total increase (decrease) in net assets	(9,167,390)	(12,637,090)	(186,723,454)	193,678,603
NET ASSETS
Beginning of Year or Period	199,632,306	212,269,396	349,362,901	155,684,298
End of Year or Period	$190,464,916	$199,632,306	$162,639,447	$349,362,901
CHANGES IN SHARES OUTSTANDING
Shares issued	650,000	14,700,000	2,450,000	20,275,000
Shares redeemed	(900,000)	(16,200,000)	(8,950,000)	(14,600,000)
Net increase (decrease) in Shares outstanding	(250,000)	(1,500,000)	(6,500,000)	5,675,000
Shares outstanding, Beginning of Year or Period	5,800,000	7,300,000	12,150,000	6,475,000
Shares outstanding, End of Year or Period	5,550,000	5,800,000	5,650,000	12,150,000

The accompanying notes are an integral part of the financial statements.

81

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer20 Sep ETF		AllianzIM U.S. Large Cap Buffer20 Oct ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(448,938)	$(534,045)	$(1,489,125)	$(1,039,433)
Net realized gain (loss)	9,580,025	6,305,573	2,090,354	17,413,976
Net change in unrealized appreciation (depreciation)	(5,091,354)	4,353,794	(2,638,633)	512,842
Net increase (decrease) in net assets resulting from operations	4,039,733	10,125,322	(2,037,404)	16,887,385
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	11,530,178	322,938,970	143,003,359	448,293,652
Cost of Shares redeemed	(210,629,789)	(100,382,573)	(86,843,517)	(283,586,127)
Net increase (decrease) in net assets from capital transactions	(199,099,611)	222,556,397	56,159,842	164,707,525
Total increase (decrease) in net assets	(195,059,878)	232,681,719	54,122,438	181,594,910
NET ASSETS
Beginning of Year or Period	264,159,177	31,477,458	310,814,357	129,219,447
End of Year or Period	$69,099,299	$264,159,177	$364,936,795	$310,814,357
CHANGES IN SHARES OUTSTANDING
Shares issued	400,000	11,650,000	4,025,000	13,025,000
Shares redeemed	(7,275,000)	(3,650,000)	(2,525,000)	(8,325,000)
Net increase (decrease) in Shares outstanding	(6,875,000)	8,000,000	1,500,000	4,700,000
Shares outstanding, Beginning of Year or Period	9,300,000	1,300,000	8,900,000	4,200,000
Shares outstanding, End of Year or Period	2,425,000	9,300,000	10,400,000	8,900,000

The accompanying notes are an integral part of the financial statements.

82

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer20 Nov ETF		AllianzIM U.S. Large Cap Buffer20 Dec ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(240,107)	$(232,515)	$(1,169,272)	$(607,811)
Net realized gain (loss)	226,299	4,134,831	824,131	14,987,384
Net change in unrealized appreciation (depreciation)	71,924	(1,294)	(10,714,157)	979,377
Net increase (decrease) in net assets resulting from operations	58,116	3,901,022	(11,059,298)	15,358,950
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	—	—	—	(1,319,661)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	39,055,098	78,249,749	409,885,758	209,376,279
Cost of Shares redeemed	(3,871,285)	(70,463,052)	(100,139,560)	(227,028,578)
Net increase (decrease) in net assets from capital transactions	35,183,813	7,786,697	309,746,198	(17,652,299)
Total increase (decrease) in net assets	35,241,929	11,687,719	298,686,900	(3,613,010)
NET ASSETS
Beginning of Year or Period	31,156,266	19,468,547	70,800,305	74,413,315
End of Year or Period	$66,398,195	$31,156,266	$369,487,205	$70,800,305
CHANGES IN SHARES OUTSTANDING
Shares issued	1,275,000	2,700,000	13,375,000	7,475,000
Shares redeemed	(125,000)	(2,400,000)	(3,325,000)	(8,050,000)
Net increase (decrease) in Shares outstanding	1,150,000	300,000	10,050,000	(575,000)
Shares outstanding, Beginning of Year or Period	1,025,000	725,000	2,325,000	2,900,000
Shares outstanding, End of Year or Period	2,175,000	1,025,000	12,375,000	2,325,000

The accompanying notes are an integral part of the financial statements.

83

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF	AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF	AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF
	For the Period Ended April 30, 2025* (unaudited)	For the Period Ended April 30, 2025** (unaudited)	For the Period Ended April 30, 2025*** (unaudited)
OPERATIONS:
Net investment income (loss)	$(138,098)	$(65,517)	$(18,616)
Net realized gain (loss)	(227,646)	166,322	2,330
Net change in unrealized appreciation (depreciation)	(1,957,652)	(1,878,791)	(442,308)
Net increase (decrease) in net assets resulting from operations	(2,323,396)	(1,777,986)	(458,594)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	72,104,514	50,270,747	17,239,554
Cost of Shares redeemed	(4,314,820)	(2,387,590)	(593,332)
Net increase (decrease) in net assets from capital transactions	67,789,694	47,883,157	16,646,222
Total increase (decrease) in net assets	65,466,298	46,105,171	16,187,628
NET ASSETS
Beginning of Period	—	—	—
End of Period	$65,466,298	$46,105,171	$16,187,628
CHANGES IN SHARES OUTSTANDING
Shares issued	2,875,000	2,025,000	700,000
Shares redeemed	(175,000)	(100,000)	(25,000)
Net increase (decrease) in Shares outstanding	2,700,000	1,925,000	675,000
Shares outstanding, Beginning of Period	—	—	—
Shares outstanding, End of Period	2,700,000	1,925,000	675,000

*	The Fund commenced operations on December 31, 2024.
**	The Fund commenced operations on January 31, 2025.
***	The Fund commenced operations on February 28, 2025.
The accompanying notes are an integral part of the financial statements.

84

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF		AllianzIM U.S. Equity Buffer15 Uncapped May ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Period Ended October 31, 2024*	For the Six Months Ended April 30, 2025 (unaudited)	For the Period Ended October 31, 2024**
OPERATIONS:
Net investment income (loss)	$(102,972)	$(91,004)	$(57,974)	$(51,825)
Net realized gain (loss)	(1,380,522)	2,077,665	(1,238,079)	2,082,131
Net change in unrealized appreciation (depreciation)	102,738	(203,822)	678,308	(682,084)
Net increase (decrease) in net assets resulting from operations	(1,380,756)	1,782,839	(617,745)	1,348,222
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	69,167,516	47,448,424	3,345,545	43,992,001
Cost of Shares redeemed	(53,315,497)	(24,535,697)	—	(30,065,012)
Net increase (decrease) in net assets from capital transactions	15,852,019	22,912,727	3,345,545	13,926,989
Total increase (decrease) in net assets	14,471,263	24,695,566	2,727,800	15,275,211
NET ASSETS
Beginning of Period	24,695,566	—	15,275,211	—
End of Period	$39,166,829	$24,695,566	$18,003,011	$15,275,211
CHANGES IN SHARES OUTSTANDING
Shares issued	2,650,000	1,850,000	125,000	1,625,000
Shares redeemed	(2,050,000)	(925,000)	—	(1,075,000)
Net increase (decrease) in Shares outstanding	600,000	925,000	125,000	550,000
Shares outstanding, Beginning of Period	925,000	—	550,000	—
Shares outstanding, End of Period	1,525,000	925,000	675,000	550,000

*	The Fund commenced operations on March 28, 2024.
**	The Fund commenced operations on April 30, 2024.
The accompanying notes are an integral part of the financial statements.

85

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF		AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Period Ended October 31, 2024*	For the Six Months Ended April 30, 2025 (unaudited)	For the Period Ended October 31, 2024**
OPERATIONS:
Net investment income (loss)	$(54,426)	$(40,640)	$(181,885)	$(86,100)
Net realized gain (loss)	25,959	1,332,954	(89,148)	2,464,594
Net change in unrealized appreciation (depreciation)	(465,492)	(525,253)	(1,055,590)	(1,260,025)
Net increase (decrease) in net assets resulting from operations	(493,959)	767,061	(1,326,623)	1,118,469
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	4,612,490	41,245,057	26,989,275	92,376,260
Cost of Shares redeemed	(697,180)	(28,025,335)	(1,940,040)	(50,033,788)
Net increase (decrease) in net assets from capital transactions	3,915,310	13,219,722	25,049,235	42,342,472
Total increase (decrease) in net assets	3,421,351	13,986,783	23,722,612	43,460,941
NET ASSETS
Beginning of Period	13,986,783	—	43,460,941	—
End of Period	$17,408,134	$13,986,783	$67,183,553	$43,460,941
CHANGES IN SHARES OUTSTANDING
Shares issued	175,000	1,575,000	1,050,000	3,575,000
Shares redeemed	(25,000)	(1,050,000)	(75,000)	(1,900,000)
Net increase (decrease) in Shares outstanding	150,000	525,000	975,000	1,675,000
Shares outstanding, Beginning of Period	525,000	—	1,675,000	—
Shares outstanding, End of Period	675,000	525,000	2,650,000	1,675,000

*	The Fund commenced operations on May 31, 2024.
**	The Fund commenced operations on June 28, 2024.
The accompanying notes are an integral part of the financial statements.

86

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF		AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Period Ended October 31, 2024*	For the Six Months Ended April 30, 2025 (unaudited)	For the Period Ended October 31, 2024**
OPERATIONS:
Net investment income (loss)	$(85,569)	$(40,882)	$(83,599)	$(20,547)
Net realized gain (loss)	728,088	—	64,110	68,439
Net change in unrealized appreciation (depreciation)	(682,052)	1,014,899	(315,214)	162,734
Net increase (decrease) in net assets resulting from operations	(39,533)	974,017	(334,703)	210,626
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	6,132,742	24,694,342	1,902,892	26,198,539
Cost of Shares redeemed	(7,204,522)	—	(662,737)	(3,675,210)
Net increase (decrease) in net assets from capital transactions	(1,071,780)	24,694,342	1,240,155	22,523,329
Total increase (decrease) in net assets	(1,111,313)	25,668,359	905,452	22,733,955
NET ASSETS
Beginning of Period	25,668,359	—	22,733,955	—
End of Period	$24,557,046	$25,668,359	$23,639,407	$22,733,955
CHANGES IN SHARES OUTSTANDING
Shares issued	250,000	1,000,000	75,000	1,050,000
Shares redeemed	(275,000)	—	(25,000)	(150,000)
Net increase (decrease) in Shares outstanding	(25,000)	1,000,000	50,000	900,000
Shares outstanding, Beginning of Period	1,000,000	—	900,000	—
Shares outstanding, End of Period	975,000	1,000,000	950,000	900,000

*	The Fund commenced operations on July 31, 2024.
**	The Fund commenced operations on August 30, 2024.
The accompanying notes are an integral part of the financial statements.

87

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF		AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF		AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Period Ended October 31, 2024*	For the Six Months Ended April 30, 2025 (unaudited)	For the Period Ended October 31, 2024**	For the Period Ended April 30, 2025*** (unaudited)
OPERATIONS:
Net investment income (loss)	$(105,917)	$(8,483)	$(71,332)	$—	$(97,167)
Net realized gain (loss)	129,060	12,512	320,569	—	177,619
Net change in unrealized appreciation (depreciation)	(391,344)	(200,525)	(839,813)	(1,016)	(1,432,551)
Net increase (decrease) in net assets resulting from operations	(368,201)	(196,496)	(590,576)	(1,016)	(1,352,099)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	15,264,380	21,912,247	20,555,173	5,000,000	42,307,758
Cost of Shares redeemed	(2,545,660)	(629,210)	(5,802,158)	—	(9,245,398)
Net increase (decrease) in net assets from capital transactions	12,718,720	21,283,037	14,753,015	5,000,000	33,062,360
Total increase (decrease) in net assets	12,350,519	21,086,541	14,162,439	4,998,984	31,710,261
NET ASSETS
Beginning of Period	21,086,541	—	4,998,984	—	—
End of Period	$33,437,060	$21,086,541	$19,161,423	$4,998,984	$31,710,261
CHANGES IN SHARES OUTSTANDING
Shares issued	600,000	875,000	800,000	200,000	1,700,000
Shares redeemed	(100,000)	(25,000)	(225,000)	—	(375,000)
Net increase (decrease) in Shares outstanding	500,000	850,000	575,000	200,000	1,325,000
Shares outstanding, Beginning of Period	850,000	—	200,000	—	—
Shares outstanding, End of Period	1,350,000	850,000	775,000	200,000	1,325,000

*	The Fund commenced operations on September 30, 2024.
**	The Fund commenced operations on October 31, 2024.
***	The Fund commenced operations on November 29, 2024.
The accompanying notes are an integral part of the financial statements.

88

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF		AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (unaudited)	For the Period Ended October 31, 2024*
OPERATIONS:
Net investment income (loss)	$(489,345)	$(1,082,538)	$(110,523)	$(123,221)
Net realized gain (loss)	16,156,348	20,168,073	1,327,468	2,313,071
Net change in unrealized appreciation (depreciation)	(11,260,724)	10,748,122	(1,895,229)	370,627
Net increase (decrease) in net assets resulting from operations	4,406,279	29,833,657	(678,284)	2,560,477
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	159,878,632	559,722,333	50,218,935	79,474,822
Cost of Shares redeemed	(274,336,245)	(450,352,048)	(23,644,498)	(64,153,640)
Net increase (decrease) in net assets from capital transactions	(114,457,613)	109,370,285	26,574,437	15,321,182
Total increase (decrease) in net assets	(110,051,334)	139,203,942	25,896,153	17,881,659
NET ASSETS
Beginning of Year or Period	255,587,964	116,384,022	17,881,659	—
End of Year or Period	$145,536,630	$255,587,964	$43,777,812	$17,881,659
CHANGES IN SHARES OUTSTANDING
Shares issued	5,275,000	20,400,000	1,750,000	3,100,000
Shares redeemed	(9,100,000)	(16,475,000)	(825,000)	(2,450,000)
Net increase (decrease) in Shares outstanding	(3,825,000)	3,925,000	925,000	650,000
Shares outstanding, Beginning of Year or Period	8,700,000	4,775,000	650,000	—
Shares outstanding, End of Year or Period	4,875,000	8,700,000	1,575,000	650,000

*	The Fund commenced operations on January 31, 2024.
The accompanying notes are an integral part of the financial statements.

89

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Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF		AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Period Ended October 31, 2024*	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(121,914)	$(182,275)	$(906,806)	$(610,374)
Net realized gain (loss)	2,256,912	3,600,634	2,319,853	11,434,621
Net change in unrealized appreciation (depreciation)	(1,354,169)	437,110	(1,398,947)	716,577
Net increase (decrease) in net assets resulting from operations	780,829	3,855,469	14,100	11,540,824
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	36,080,021	106,463,288	288,588,249	497,033,027
Cost of Shares redeemed	(49,562,623)	(67,539,240)	(340,053,037)	(257,467,220)
Net increase (decrease) in net assets from capital transactions	(13,482,602)	38,924,048	(51,464,788)	239,565,807
Total increase (decrease) in net assets	(12,701,773)	42,779,517	(51,450,688)	251,106,631
NET ASSETS
Beginning of Year or Period	42,779,517	—	293,619,406	42,512,775
End of Year or Period	$30,077,744	$42,779,517	$242,168,718	$293,619,406
CHANGES IN SHARES OUTSTANDING
Shares issued	1,275,000	4,125,000	9,075,000	16,050,000
Shares redeemed	(1,750,000)	(2,550,000)	(10,650,000)	(8,350,000)
Net increase (decrease) in Shares outstanding	(475,000)	1,575,000	(1,575,000)	7,700,000
Shares outstanding, Beginning of Year or Period	1,575,000	—	9,275,000	1,575,000
Shares outstanding, End of Year or Period	1,100,000	1,575,000	7,700,000	9,275,000

*	The Fund commenced operations on February 29, 2024.
The accompanying notes are an integral part of the financial statements.

90

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Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF		AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Period Ended October 31, 2024*	For the Six Months Ended April 30, 2025 (unaudited)	For the Period Ended October 31, 2024**
OPERATIONS:
Net investment income (loss)	$(72,123)	$(27,675)	$(353,868)	$(416,202)
Net realized gain (loss)	(88,279)	549,448	101,151	7,757,293
Net change in unrealized appreciation (depreciation)	(3,466)	(2,186)	(2,150,037)	(316,474)
Net increase (decrease) in net assets resulting from operations	(163,868)	519,587	(2,402,754)	7,024,617
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	33,001,763	23,595,388	130,042,352	356,482,585
Cost of Shares redeemed	(20,788,940)	(16,026,960)	(27,309,645)	(345,738,788)
Net increase (decrease) in net assets from capital transactions	12,212,823	7,568,428	102,732,707	10,743,797
Total increase (decrease) in net assets	12,048,955	8,088,015	100,329,953	17,768,414
NET ASSETS
Beginning of Period	8,088,015	—	17,768,414	—
End of Period	$20,136,970	$8,088,015	$118,098,367	$17,768,414
CHANGES IN SHARES OUTSTANDING
Shares issued	1,225,000	900,000	4,850,000	13,975,000
Shares redeemed	(775,000)	(600,000)	(1,025,000)	(13,300,000)
Net increase (decrease) in Shares outstanding	450,000	300,000	3,825,000	675,000
Shares outstanding, Beginning of Period	300,000	—	675,000	—
Shares outstanding, End of Period	750,000	300,000	4,500,000	675,000

*	The Fund commenced operations on April 30, 2024.
**	The Fund commenced operations on May 31, 2024.
The accompanying notes are an integral part of the financial statements.

91

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Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF		AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Period Ended October 31, 2024*	For the Six Months Ended April 30, 2025 (unaudited)	For the Period Ended October 31, 2024**
OPERATIONS:
Net investment income (loss)	$(59,265)	$(65,555)	$(62,618)	$(175,387)
Net realized gain (loss)	807,979	1,105,664	74,863	4,756,986
Net change in unrealized appreciation (depreciation)	(815,582)	429,867	348,552	(26,324)
Net increase (decrease) in net assets resulting from operations	(66,868)	1,469,976	360,797	4,555,275
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	33,299,169	35,320,262	42,077,240	104,223,480
Cost of Shares redeemed	(10,790,812)	(26,366,902)	(21,090,810)	(94,581,407)
Net increase (decrease) in net assets from capital transactions	22,508,357	8,953,360	20,986,430	9,642,073
Total increase (decrease) in net assets	22,441,489	10,423,336	21,347,227	14,197,348
NET ASSETS
Beginning of Period	10,423,336	—	14,197,348	—
End of Period	$32,864,825	$10,423,336	$35,544,575	$14,197,348
CHANGES IN SHARES OUTSTANDING
Shares issued	1,175,000	1,375,000	1,625,000	4,150,000
Shares redeemed	(375,000)	(1,000,000)	(800,000)	(3,625,000)
Net increase (decrease) in Shares outstanding	800,000	375,000	825,000	525,000
Shares outstanding, Beginning of Period	375,000	—	525,000	—
Shares outstanding, End of Period	1,175,000	375,000	1,350,000	525,000

*	The Fund commenced operations on January 31, 2024.
**	The Fund commenced operations on March 28, 2024.
The accompanying notes are an integral part of the financial statements.

92

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)

	AllianzIM Buffer20 Allocation ETF	AllianzIM Buffer15 Uncapped Allocation ETF	AllianzIM 6 Month Buffer10 Allocation ETF
	For the Period Ended April 30, 2025* (unaudited)	For the Period Ended April 30, 2025** (unaudited)	For the Period Ended April 30, 2025* (unaudited)
OPERATIONS:
Net investment income (loss)	$(3,290)	$(1,246)	$(3,006)
Net change in unrealized appreciation (depreciation)	(448,843)	(422,475)	(583,725)
Net increase (decrease) in net assets resulting from operations	(452,133)	(423,721)	(586,731)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	27,462,062	22,196,910	23,168,620
Net increase (decrease) in net assets from capital transactions	27,462,062	22,196,910	23,168,620
Total increase (decrease) in net assets	27,009,929	21,773,189	22,581,889
NET ASSETS
Beginning of Period	—	—	—
End of Period	$27,009,929	$21,773,189	$22,581,889
CHANGES IN SHARES OUTSTANDING
Shares issued	1,100,000	900,000	925,000
Net increase (decrease) in Shares outstanding	1,100,000	900,000	925,000
Shares outstanding, Beginning of Period	—	—	—
Shares outstanding, End of Period	1,100,000	900,000	925,000

*	The Fund commenced operations on January 7, 2025.
**	The Fund commenced operations on March 5, 2025.
The accompanying notes are an integral part of the financial statements.

93

AIM ETF PRODUCTS TRUST
Financial Highlights

	AllianzIM U.S. Large Cap Buffer10 Jan ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Period Ended September 30, 2021*
NET ASSET VALUE, Beginning of Period	$35.19	$27.49	$25.36	$23.85	$27.37	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.13)	(0.23)	(0.19)	(0.02)	(0.19)	(0.15)
Net realized and unrealized gain (loss)	(0.14)	7.93	2.32	1.53	(3.33)	2.52
Total income (loss) from operations	(0.27)	7.70	2.13	1.51	(3.52)	2.37
NET ASSET VALUE, End of Period	$34.92	$35.19	$27.49	$25.36	$23.85	$27.37
MARKET PRICE, End of Period	$34.99	$35.19	$27.50	$25.37	$23.75	$27.39
NET ASSET VALUE, Total Return(b)	(0.76)%	28.03%	8.37%	6.35%	(12.87)%	9.48%
MARKET PRICE, Total Return(c)	(0.57)%	27.96%	8.43%	6.80%	(13.29)%	9.56%
Net assets, End of Period ($ thousands)	$145,812	$44,868	$21,989	$65,309	$60,816	$43,109
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%	0.74%†	0.74%	0.74%†
Net Investment Income	(0.73)%†	(0.72)%	(0.72)%	(0.74)%†	(0.74)%	(0.74)%†
Portfolio turnover(d)	—	—	—	—	—	—

*	The Fund commenced operations on December 31, 2020.
+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

94

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Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer10 Feb ETF			AllianzIM U.S. Large Cap Buffer10 Mar ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023*	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023**
NET ASSET VALUE, Beginning of Period	$32.96	$25.79	$25.00	$32.82	$26.37	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.12)	(0.22)ε	(0.14)	(0.12)	(0.23)	(0.13)
Net realized and unrealized gain (loss)	(0.38)	7.49	0.93	0.53	6.68	1.50
Total income (loss) from operations	(0.50)	7.27	0.79	0.41	6.45	1.37
Distributions:
From net realized gains	—	(0.10)	—	—	—	—
NET ASSET VALUE, End of Period	$32.46	$32.96	$25.79	$33.23	$32.82	$26.37
MARKET PRICE, End of Period	$32.41	$33.01	$25.82	$33.29	$32.86	$26.40
NET ASSET VALUE, Total Return(b)	(1.52)%	28.20%ε	3.17%	1.26%	24.43%	5.49%
MARKET PRICE, Total Return(c)	(1.81)%	28.25%	3.29%	1.29%	24.48%	5.59%
Net assets, End of Period ($ thousands)	$92,501	$25,541	$29,016	$25,754	$32,817	$7,912
Ratios of Average Net Assets
Total Expenses	0.74%†	0.74%ε	0.74%†	0.74%†	0.74%	0.74%†
Net Expenses	0.74%†	0.74%	0.74%†	0.74%†	0.74%	0.74%†
Net Investment Income	(0.72)%†	(0.72)%ε	(0.71)%†	(0.70)%†	(0.73)%	(0.73)%†
Portfolio turnover(d)	—	—	—	—	—	—

*	The Fund commenced operations on January 31, 2023.
**	The Fund commenced operations on February 28, 2023.
†	Annualized.
ε
The expense reimbursement on the Statement of Operations represents a voluntary reimbursement from the Administrator, Brown Brothers Harriman & Co. The impact of this voluntary reimbursement was immaterial to the net investment income per share. Without this voluntary reimbursement the net asset value per share would be $32.95, the net asset value total return would be 28.18% and the ratio of average net assets to net investment income would have been (0.73)%.

(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

95

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer10 Apr ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Period Ended September 30, 2020*
NET ASSET VALUE, Beginning of Period	$37.59	$30.29	$27.23	$25.83	$28.06	$26.20	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.13)	(0.26)	(0.21)	(0.02)	(0.21)	(0.20)	(0.07)
Net realized and unrealized gain (loss)	(0.71)	7.56	3.27	1.42	(2.02)	3.28	1.27
Total income (loss) from operations	(0.84)	7.30	3.06	1.40	(2.23)	3.08	1.20
Distributions:
From net realized gains	—	—	—	—	—	(1.22)	—
NET ASSET VALUE, End of Period	$36.75	$37.59	$30.29	$27.23	$25.83	$28.06	$26.20
MARKET PRICE, End of Period	$36.80	$37.59	$30.33	$27.19	$25.70	$28.04	$26.27
NET ASSET VALUE, Total Return(b)	(2.24)%	24.09%	11.26%	5.41%	(7.94)%	12.13%	4.78%
MARKET PRICE, Total Return(c)	(2.11)%	23.93%	11.56%	5.81%	(8.37)%	11.77%	5.07%
Net assets, End of Period ($ thousands)	$42,259	$47,928	$28,020	$18,377	$17,434	$15,431	$3,274
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%	0.74%†	0.74%	0.74%	0.74%†
Net Investment Income	(0.71)%†	(0.73)%	(0.72)%	(0.74)%†	(0.74)%	(0.74)%	(0.74)%†
Portfolio turnover(d)	—	—	—	—	—	—	—

*	The Fund commenced operations on May 28, 2020.
+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

96

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer10 May ETF			AllianzIM U.S. Large Cap Buffer10 Jun ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023*	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023**
NET ASSET VALUE, Beginning of Period	$32.45	$25.37	$25.00	$31.54	$25.25	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.12)	(0.21)	(0.09)	(0.11)	(0.21)	(0.08)
Net realized and unrealized gain (loss)	0.18	7.29	0.46	(0.16)	6.50	0.33
Total income (loss) from operations	0.06	7.08	0.37	(0.27)	6.29	0.25
NET ASSET VALUE, End of Period	$32.51	$32.45	$25.37	$31.27	$31.54	$25.25
MARKET PRICE, End of Period	$32.60	$32.49	$25.38	$31.35	$31.58	$25.30
NET ASSET VALUE, Total Return(b)	0.18%	27.91%	1.49%	(0.85)%	24.90%	1.01%
MARKET PRICE, Total Return(c)	0.34%	28.00%	1.54%	(0.73)%	24.84%	1.20%
Net assets, End of Period ($ thousands)	$13,818	$17,038	$43,133	$17,199	$15,770	$29,040
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%†	0.74%†	0.74%	0.74%†
Net Investment Income	(0.72)%†	(0.71)%	(0.71)%†	(0.72)%†	(0.71)%	(0.71)%†
Portfolio turnover(d)	—	—	—	—	—	—

*	The Fund commenced operations on April 28, 2023.
**	The Fund commenced operations on May 31, 2023.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

97

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer10 Jul ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Period Ended September 30, 2020*
NET ASSET VALUE, Beginning of Period	$38.49	$30.39	$27.65	$26.22	$27.87	$26.17	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.14)	(0.25)	(0.22)	(0.02)	(0.21)	(0.21)	(0.05)
Net realized and unrealized gain (loss)	(0.34)	8.35	2.96	1.45	(1.44)	2.94	1.22
Total income (loss) from operations	(0.48)	8.10	2.74	1.43	(1.65)	2.73	1.17
Distributions:
From net realized gains	—	—	—	—	—	(1.03)	—
NET ASSET VALUE, End of Period	$38.01	$38.49	$30.39	$27.65	$26.22	$27.87	$26.17
MARKET PRICE, End of Period	$38.07	$38.50	$30.48	$27.70	$26.13	$27.85	$26.27
NET ASSET VALUE, Total Return(b)	(1.26)%	26.65%	9.91%	5.47%	(5.92)%	10.64%	4.68%
MARKET PRICE, Total Return(c)	(1.12)%	26.31%	10.02%	6.04%	(6.19)%	10.14%	5.08%
Net assets, End of Period ($ thousands)	$71,260	$61,587	$88,900	$44,935	$38,015	$32,745	$3,271
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%	0.74%†	0.74%	0.74%	0.74%†
Net Investment Income	(0.72)%†	(0.71)%	(0.72)%	(0.74)%†	(0.74)%	(0.74)%	(0.74)%†
Portfolio turnover(d)	—	—	—	—	—	—	—

*	The Fund commenced operations on June 30, 2020.
+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

98

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer10 Aug ETF			AllianzIM U.S. Large Cap Buffer10 Sep ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023*	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023**
NET ASSET VALUE, Beginning of Period	$30.36	$23.54	$25.00	$29.87	$23.78	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.11)	(0.21)	(0.04)	(0.11)	(0.21)	(0.03)
Net realized and unrealized gain (loss)	(0.17)	7.03	(1.42)	(0.08)	6.30	(1.19)
Total income (loss) from operations	(0.28)	6.82	(1.46)	(0.19)	6.09	(1.22)
NET ASSET VALUE, End of Period	$30.08	$30.36	$23.54	$29.68	$29.87	$23.78
MARKET PRICE, End of Period	$30.15	$30.40	$23.58	$29.74	$29.93	$23.87
NET ASSET VALUE, Total Return(b)	(0.92)%	28.98%	(5.86)%	(0.64)%	25.64%	(4.89)%
MARKET PRICE, Total Return(c)	(0.85)%	28.97%	(5.70)%	(0.64)%	25.38%	(4.51)%
Net assets, End of Period ($ thousands)	$30,078	$123,703	$55,896	$17,808	$93,351	$13,077
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%†	0.74%†	0.74%	0.74%†
Net Investment Income	(0.72)%†	(0.73)%	(0.71)%†	(0.72)%†	(0.73)%	(0.70)%†
Portfolio turnover(d)	—	—	—	—	—	—

*	The Fund commenced operations on July 31, 2023.
**	The Fund commenced operations on August 31, 2023.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

99

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer10 Oct ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Period Ended September 30, 2020*
NET ASSET VALUE, Beginning of Period	$37.32	$31.15	$27.95	$26.63	$28.80	$25.00	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.14)	(0.26)	(0.21)	(0.02)	(0.21)	(0.20)	—
Net realized and unrealized gain (loss)	(0.10)	6.43	3.41	1.34	(1.96)	4.00	—
Total income (loss) from operations	(0.24)	6.17	3.20	1.32	(2.17)	3.80	—
NET ASSET VALUE, End of Period	$37.08	$37.32	$31.15	$27.95	$26.63	$28.80	$25.00
MARKET PRICE, End of Period	$37.13	$37.35	$31.23	$28.05	$26.71	$28.84	—
NET ASSET VALUE, Total Return(b)	(0.64)%	19.80%	11.44%	4.97%	(7.54)%	15.23%	—
MARKET PRICE, Total Return(c)	(0.60)%	19.62%	11.32%	5.01%	(7.37)%	15.35%	—
Net assets, End of Period ($ thousands)	$132,568	$132,487	$36,603	$64,294	$43,941	$39,606	$24,998
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%	0.74%†	0.74%	0.74%	—
Net Investment Income	(0.73)%†	(0.72)%	(0.71)%	(0.72)%†	(0.74)%	(0.74)%	—
Portfolio turnover(d)	—	—	—	—	—	—	—

*	The Fund commenced operations on September 30, 2020.
+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

100

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer10 Nov ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022*
NET ASSET VALUE, Beginning of Period	$31.91	$26.85	$24.99	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.12)	(0.22)	(0.19)	—
Net realized and unrealized gain (loss)	(0.08)	5.28	2.05	(0.01)
Total income (loss) from operations	(0.20)	5.06	1.86	(0.01)
NET ASSET VALUE, End of Period	$31.71	$31.91	$26.85	$24.99
MARKET PRICE, End of Period	$31.74	$31.94	$26.91	—
NET ASSET VALUE, Total Return(b)	(0.63)%	18.86%	7.43%	(0.04)%
MARKET PRICE, Total Return(c)	(0.63)%	18.68%	7.64%	—
Net assets, End of Period ($ thousands)	$35,669	$27,122	$9,396	$4,998
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%	—
Net Investment Income	(0.73)%†	(0.72)%	(0.71)%	—
Portfolio turnover(d)	—	—	—	—

*	The Fund commenced operations on October 31, 2022.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

101

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer10 Dec ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023*
NET ASSET VALUE, Beginning of Period	$32.03	$25.64	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.12)	(0.21)ε	(0.17)
Net realized and unrealized gain (loss)	(1.08)	6.74	0.81
Total income (loss) from operations	(1.20)	6.53	0.64
Distributions:
From net realized gains	—	(0.14)	—
NET ASSET VALUE, End of Period	$30.83	$32.03	$25.64
MARKET PRICE, End of Period	$30.89	$32.04	$25.66
NET ASSET VALUE, Total Return(b)	(3.75)%	25.52%ε	2.57%
MARKET PRICE, Total Return(c)	(3.59)%	25.46%	2.65%
Net assets, End of Period ($ thousands)	$99,421	$16,816	$19,232
Ratios of Average Net Assets
Total Expenses	0.74%†	0.76%ε	0.74%†
Net Expenses	0.74%†	0.74%	0.74%†
Net Investment Income	(0.73)%†	(0.71)%ε	(0.71)%†
Portfolio turnover(d)	—	—	—

*	The Fund commenced operations on November 30, 2022.
†	Annualized.
ε
The expense reimbursement on the Statement of Operations represents a voluntary reimbursement from the Administrator, Brown Brothers Harriman & Co. Without this voluntary reimbursement the net investment income per share would be $(0.22), the net asset value per share would be $32.02, the net asset value total return would be 25.48% and the ratio of average net assets to net investment income would have been (0.74)%.

(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

102

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer20 Jan ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Period Ended September 30, 2021*
NET ASSET VALUE, Beginning of Period	$33.09	$28.53	$25.56	$24.60	$26.22	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.12)	(0.23)	(0.20)	(0.02)	(0.19)	(0.14)
Net realized and unrealized gain (loss)	0.13	4.79	3.17	0.98	(1.43)	1.36
Total income (loss) from operations	0.01	4.56	2.97	0.96	(1.62)	1.22
NET ASSET VALUE, End of Period	$33.10	$33.09	$28.53	$25.56	$24.60	$26.22
MARKET PRICE, End of Period	$33.13	$33.08	$28.55	$25.54	$24.51	$26.26
NET ASSET VALUE, Total Return(b)	0.04%	15.98%	11.59%	3.90%	(6.18)%	4.90%
MARKET PRICE, Total Return(c)	0.14%	15.90%	11.79%	4.17%	(6.67)%	5.06%
Net assets, End of Period ($ thousands)	$458,431	$199,340	$97,703	$54,961	$54,745	$58,350
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%	0.74%†	0.74%	0.74%†
Net Investment Income	(0.73)%†	(0.72)%	(0.71)%	(0.74)%†	(0.74)%	(0.74)%†
Portfolio turnover(d)	—	—	—	—	—	—

*	The Fund commenced operations on December 31, 2020.
+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

103

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer20 Feb ETF			AllianzIM U.S. Large Cap Buffer20 Mar ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023*	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023**
NET ASSET VALUE, Beginning of Period	$30.44	$25.86	$25.00	$30.45	$26.30	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.11)	(0.21)ε	(0.14)	(0.11)	(0.21)	(0.12)
Net realized and unrealized gain (loss)	(0.05)	4.83	1.00	0.54	4.36	1.42
Total income (loss) from operations	(0.16)	4.62	0.86	0.43	4.15	1.30
Distributions:
From net realized gains	—	(0.04)	—	—	—	—
NET ASSET VALUE, End of Period	$30.28	$30.44	$25.86	$30.88	$30.45	$26.30
MARKET PRICE, End of Period	$30.28	$30.46	$25.89	$30.87	$30.47	$26.31
NET ASSET VALUE, Total Return(b)	(0.55)%	17.91%ε	3.43%	1.41%	15.79%	5.18%
MARKET PRICE, Total Return(c)	(0.61)%	17.85%	3.56%	1.32%	15.79%	5.26%
Net assets, End of Period ($ thousands)	$99,160	$66,216	$49,778	$80,285	$70,793	$25,639
Ratios of Average Net Assets
Total Expenses	0.74%†	0.74%ε	0.74%†	0.74%†	0.74%	0.74%†
Net Expenses	0.74%†	0.74%	0.74%†	0.74%†	0.74%	0.74%†
Net Investment Income	(0.71)%†	(0.72)%ε	(0.71)%†	(0.70)%†	(0.73)%	(0.71)%†
Portfolio turnover(d)	—	—	—	—	—	—

*	The Fund commenced operations on January 31, 2023.
**	The Fund commenced operations on February 28, 2023.
†	Annualized.
ε
The expense reimbursement on the Statement of Operations represents a voluntary reimbursement from the Administrator, Brown Brothers Harriman & Co. The impact of this voluntary reimbursement was immaterial to the net investment income per share and the Fund’s total return, representing less than $0.005 per share. Without this voluntary reimbursement the ratio of average net assets to net investment income would have been (0.72)%.

(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

104

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer20 Apr ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Period Ended September 30, 2020*
NET ASSET VALUE, Beginning of Period	$32.18	$27.75	$25.98	$25.16	$26.49	$25.69	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.12)	(0.22)	(0.20)	(0.02)	(0.19)	(0.20)	(0.06)
Net realized and unrealized gain (loss)	(0.08)	4.65	1.97	0.84	(1.14)	1.70	0.75
Total income (loss) from operations	(0.20)	4.43	1.77	0.82	(1.33)	1.50	0.69
Distributions:
From net realized gains	—	—	—	—	—	(0.70)	—
NET ASSET VALUE, End of Period	$31.98	$32.18	$27.75	$25.98	$25.16	$26.49	$25.69
MARKET PRICE, End of Period	$32.01	$32.19	$27.76	$25.95	$25.05	$26.53	$25.75
NET ASSET VALUE, Total Return(b)	(0.62)%	15.93%	6.81%	3.29%	(5.02)%	5.90%	2.78%
MARKET PRICE, Total Return(c)	(0.57)%	15.98%	6.94%	3.62%	(5.57)%	5.81%	3.02%
Net assets, End of Period ($ thousands)	$172,803	$176,290	$ 129,167	$58,566	$57,961	$23,281	$3,315
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%	0.74%†	0.74%	0.74%	0.74%†
Net Investment Income	(0.72)%†	(0.72)%	(0.71)%	(0.74)%†	(0.74)%	(0.74)%	(0.74)%†
Portfolio turnover(d)	—	—	—	—	—	—	—

*	The Fund commenced operations on May 28, 2020.
+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

105

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer20 May ETF			AllianzIM U.S. Large Cap Buffer20 Jun ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023*	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023**
NET ASSET VALUE, Beginning of Period	$30.03	$25.43	$25.00	$29.49	$25.34	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.11)	(0.20)	(0.10)	(0.11)	(0.20)	(0.08)
Net realized and unrealized gain (loss)	0.83	4.80	0.53	0.18	4.35	0.42
Total income (loss) from operations	0.72	4.60	0.43	0.07	4.15	0.34
NET ASSET VALUE, End of Period	$30.75	$30.03	$25.43	$29.56	$29.49	$25.34
MARKET PRICE, End of Period	$30.85	$30.05	$25.50	$29.52	$29.56	$25.34
NET ASSET VALUE, Total Return(b)	2.40%	18.10%	1.71%	0.25%	16.36%	1.37%
MARKET PRICE, Total Return(c)	2.67%	17.84%	2.01%	(0.13)%	16.65%	1.36%
Net assets, End of Period ($ thousands)	$63,036	$54,050	$78,186	$49,517	$52,344	$67,158
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%†	0.74%†	0.74%	0.74%†
Net Investment Income	(0.72)%†	(0.72)%	(0.73)%†	(0.71)%†	(0.72)%	(0.71)%†
Portfolio turnover(d)	—	—	—	—	—	—

*	The Fund commenced operations on April 28, 2023.
**	The Fund commenced operations on May 31, 2023.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

106

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer20 Jul ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Period Ended September 30, 2020*
NET ASSET VALUE, Beginning of Period	$34.42	$29.08	$26.70	$25.77	$26.47	$25.68	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.13)	(0.23)	(0.21)	(0.02)	(0.20)	(0.20)	(0.05)
Net realized and unrealized gain (loss)	0.03	5.57	2.59	0.95	(0.50)	1.57	0.73
Total income (loss) from operations	(0.10)	5.34	2.38	0.93	(0.70)	1.37	0.68
Distributions:
From net realized gains	—	—	—	—	—	(0.58)	—
NET ASSET VALUE, End of Period	$34.32	$34.42	$29.08	$26.70	$25.77	$26.47	$25.68
MARKET PRICE, End of Period	$34.31	$34.38	$29.08	$26.75	$25.76	$26.51	$25.76
NET ASSET VALUE, Total Return(b)	(0.29)%	18.37%	8.92%	3.59%	(2.66)%	5.43%	2.72%
MARKET PRICE, Total Return(c)	(0.20)%	18.23%	8.73%	3.82%	(2.83)%	5.23%	3.06%
Net assets, End of Period ($ thousands)	$190,465	$199,632	$212,269	$122,808	$112,104	$43,021	$3,852
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%	0.74%†	0.74%	0.74%	0.74%†
Net Investment Income	(0.72)%†	(0.72)%	(0.72)%	(0.74)%†	(0.74)%	(0.74)%	(0.74)%†
Portfolio turnover(d)	—	—	—	—	—	—	—

*	The Fund commenced operations on June 30, 2020.
+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

107

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Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer20 Aug ETF			AllianzIM U.S. Large Cap Buffer20 Sep ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023*	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023**
NET ASSET VALUE, Beginning of Period	$28.75	$24.04	$25.00	$28.40	$24.21	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.10)	(0.20)	(0.04)	(0.10)	(0.20)	(0.03)
Net realized and unrealized gain (loss)	0.14	4.91	(0.92)	0.19	4.39	(0.76)
Total income (loss) from operations	0.04	4.71	(0.96)	0.09	4.19	(0.79)
NET ASSET VALUE, End of Period	$28.79	$28.75	$24.04	$28.49	$28.40	$24.21
MARKET PRICE, End of Period	$28.84	$28.72	$24.05	$28.52	$28.36	$24.21
NET ASSET VALUE, Total Return(b)	0.11%	19.59%	(3.82)%	0.32%	17.31%	(3.15)%
MARKET PRICE, Total Return(c)	0.40%	19.42%	(3.80)%	0.56%	17.14%	(3.16)%
Net assets, End of Period ($ thousands)	$162,639	$349,363	$155,684	$69,099	$264,159	$31,477
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%†	0.74%†	0.74%	0.74%†
Net Investment Income	(0.72)%†	(0.72)%	(0.71)%†	(0.72)%†	(0.73)%	(0.71)%†
Portfolio turnover(d)	—	—	—	—	—	—

*	The Fund commenced operations on July 31, 2023.
**	The Fund commenced operations on August 31, 2023.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

108

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Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer20 Oct ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Period Ended September 30, 2020*
NET ASSET VALUE, Beginning of Period	$34.92	$30.77	$27.46	$26.69	$26.89	$25.00	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.13)	(0.24)	(0.21)	(0.02)	(0.20)	(0.19)	—
Net realized and unrealized gain (loss)	0.30	4.39	3.52	0.79	—	2.08	—
Total income (loss) from operations	0.17	4.15	3.31	0.77	(0.20)	1.89	—
NET ASSET VALUE, End of Period	$35.09	$34.92	$30.77	$27.46	$26.69	$26.89	$25.00
MARKET PRICE, End of Period	$35.08	$34.94	$30.85	$27.52	$26.75	$26.92	—
NET ASSET VALUE, Total Return(b)	0.48%	13.51%	12.04%	2.90%	(0.75)%	7.57%	—
MARKET PRICE, Total Return(c)	0.41%	13.24%	12.09%	2.91%	(0.65)%	7.68%	—
Net assets, End of Period ($ thousands)	$364,937	$310,814	$129,219	$155,835	$87,396	$30,922	$24,998
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%	0.74%†	0.74%	0.74%	—
Net Investment Income	(0.73)%†	(0.72)%	(0.71)%	(0.72)%†	(0.74)%	(0.74)%	—
Portfolio turnover(d)	—	—	—	—	—	—	—

*	The Fund commenced operations on September 30, 2020.
+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

109

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer20 Nov ETF
	For the Six Months Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022*
NET ASSET VALUE, Beginning of Period	$30.40	$26.85	$24.99	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.11)	(0.21)	(0.19)	—
Net realized and unrealized gain (loss)	0.24	3.76	2.05	(0.01)
Total income (loss) from operations	0.13	3.55	1.86	(0.01)
NET ASSET VALUE, End of Period	$30.53	$30.40	$26.85	$24.99
MARKET PRICE, End of Period	$30.55	$30.44	$26.89	—
NET ASSET VALUE, Total Return(b)	0.43%	13.19%	7.46%	(0.04)%
MARKET PRICE, Total Return(c)	0.37%	13.19%	7.57%	—
Net assets, End of Period ($ thousands)	$66,398	$31,156	$19,469	$4,998
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%	—
Net Investment Income	(0.73)%†	(0.72)%	(0.71)%	—
Portfolio turnover(d)	—	—	—	—

*	The Fund commenced operations on October 31, 2022.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

110

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer20 Dec ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023*
NET ASSET VALUE, Beginning of Period	$30.45	$25.66	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.11)	(0.21)ε	(0.17)
Net realized and unrealized gain (loss)	(0.48)	5.36	0.83
Total income (loss) from operations	(0.59)	5.15	0.66
Distributions:
From net realized gains	—	(0.36)	—
NET ASSET VALUE, End of Period	$29.86	$30.45	$25.66
MARKET PRICE, End of Period	$29.91	$30.42	$25.70
NET ASSET VALUE, Total Return(b)	(1.95)%	20.18%ε	2.64%
MARKET PRICE, Total Return(c)	(1.68)%	19.87%	2.80%
Net assets, End of Period ($ thousands)	$369,487	$70,800	$74,413
Ratios of Average Net Assets
Total Expenses	0.74%†	0.79%ε	0.74%†
Net Expenses	0.74%†	0.74%	0.74%†
Net Investment Income	(0.73)%†	(0.72)%ε	(0.71)%†
Portfolio turnover(d)	—	—	—

*	The Fund commenced operations on November 30, 2022.
†	Annualized.
ε
The expense reimbursement on the Statement of Operations represents a voluntary reimbursement from the Administrator, Brown Brothers Harriman & Co. Without this voluntary reimbursement the net investment income per share would be $(0.22), the net asset value per share would be $30.43, the net asset value total return would be 20.10% and the ratio of average net assets to net investment income would have been (0.77)%.

(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

111

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF	AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF	AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF	AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
	For the Period Ended April 30, 2025* (unaudited)	For the Period Ended April 30, 2025** (unaudited)	For the Period Ended April 30, 2025*** (unaudited)	For the Six Months Ended April 30, 2025 (unaudited)	For the Period Ended October 31, 2024****
NET ASSET VALUE, Beginning of Period	$25.00	$25.00	$25.00	$26.70	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.06)	(0.04)	(0.03)	(0.10)	(0.11)
Net realized and unrealized gain (loss)	(0.69)	(1.01)	(0.99)	(0.92)	1.81
Total income (loss) from operations	(0.75)	(1.05)	(1.02)	(1.02)	1.70
NET ASSET VALUE, End of Period	$24.25	$23.95	$23.98	$25.68	$26.70
MARKET PRICE, End of Period	$24.28	$23.99	$24.02	$25.72	$26.72
NET ASSET VALUE, Total Return(b)	(3.01)%	(4.20)%	(4.07)%	(3.80)%	6.79%
MARKET PRICE, Total Return(c)	(2.89)%	(4.03)%	(3.94)%	(3.74)%	6.89%
Net assets, End of Period ($ thousands)	$65,466	$46,105	$16,188	$39,167	$24,696
Ratios of Average Net Assets
Total Expenses	0.74%†	0.74%†	0.74%†	0.74%†	0.74%†
Net Expenses	0.74%†	0.74%†	0.74%†	0.74%†	0.74%†
Net Investment Income	(0.74)%†	(0.73)%†	(0.74)%†	(0.73)%†	(0.73)%†
Portfolio turnover(d)	—	—	—	—	—

*	The Fund commenced operations on December 31, 2024.
**	The Fund commenced operations on January 31, 2025.
***	The Fund commenced operations on February 28, 2025.
****	The Fund commenced operations on March 28, 2024.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

112

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Equity Buffer15 Uncapped May ETF		AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF		AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Period Ended October 31, 2024*	For the Six Months Ended April 30, 2025 (unaudited)	For the Period Ended October 31, 2024**	For the Six Months Ended April 30, 2025 (unaudited)	For the Period Ended October 31, 2024***
NET ASSET VALUE, Beginning of Period	$27.77	$25.00	$26.64	$25.00	$25.95	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.10)	(0.10)	(0.10)	(0.08)	(0.10)	(0.06)
Net realized and unrealized gain (loss)	(1.00)	2.87	(0.75)	1.72	(0.50)	1.01
Total income (loss) from operations	(1.10)	2.77	(0.85)	1.64	(0.60)	0.95
NET ASSET VALUE, End of Period	$26.67	$27.77	$25.79	$26.64	$25.35	$25.95
MARKET PRICE, End of Period	$26.73	$27.80	$25.85	$26.68	$25.41	$25.97
NET ASSET VALUE, Total Return(b)	(3.97)%	11.09%	(3.20)%	6.57%	(2.29)%	3.79%
MARKET PRICE, Total Return(c)	(3.87)%	11.22%	(3.13)%	6.73%	(2.16)%	3.88%
Net assets, End of Period ($ thousands)	$18,003	$15,275	$17,408	$13,987	$67,184	$43,461
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%†	0.74%†	0.74%†	0.74%†	0.74%†
Net Investment Income	(0.72)%†	(0.73)%†	(0.72)%†	(0.74)%†	(0.73)%†	(0.74)%†
Portfolio turnover(d)	—	—	—	—	—	—

*	The Fund commenced operations on April 30, 2024.
**	The Fund commenced operations on May 31, 2024.
***	The Fund commenced operations on June 28, 2024.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

113

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF		AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF		AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Period Ended October 31, 2024*	For the Six Months Ended April 30, 2025 (unaudited)	For the Period Ended October 31, 2024**	For the Six Months Ended April 30, 2025 (unaudited)	For the Period Ended October 31, 2024***
NET ASSET VALUE, Beginning of Period	$25.67	$25.00	$25.26	$25.00	$24.81	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.09)	(0.05)	(0.09)	(0.03)	(0.09)	(0.02)
Net realized and unrealized gain (loss)	(0.39)	0.72	(0.29)	0.29	0.05	(0.17)
Total income (loss) from operations	(0.48)	0.67	(0.38)	0.26	(0.04)	(0.19)
NET ASSET VALUE, End of Period	$25.19	$25.67	$24.88	$25.26	$24.77	$24.81
MARKET PRICE, End of Period	$25.25	$25.69	$24.95	$25.28	$24.62	$24.85
NET ASSET VALUE, Total Return(b)	(1.88)%	2.67%	(1.49)%	1.04%	(0.16)%	(0.77)%
MARKET PRICE, Total Return(c)	(1.71)%	2.76%	(1.33)%	1.12%	(0.93)%	(0.60)%
Net assets, End of Period ($ thousands)	$24,557	$25,668	$23,639	$22,734	$33,437	$21,087
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%†	0.74%†	0.74%†	0.74%†	0.74%†
Net Investment Income	(0.73)%†	(0.74)%†	(0.73)%†	(0.74)%†	(0.73)%†	(0.73)%†
Portfolio turnover(d)	—	—	—	—	—	—

*	The Fund commenced operations on July 31, 2024.
**	The Fund commenced operations on August 30, 2024.
***	The Fund commenced operations on September 30, 2024.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

114

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF		AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Period Ended October 31, 2024*	For the Period Ended April 30, 2025** (unaudited)
NET ASSET VALUE, Beginning of Period	$24.99	$25.00	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.09)	—	(0.07)
Net realized and unrealized gain (loss)	(0.18)	(0.01)	(1.00)
Total income (loss) from operations	(0.27)	(0.01)	(1.07)
NET ASSET VALUE, End of Period	$24.72	$24.99	$23.93
MARKET PRICE, End of Period	$24.76	$—	$23.98
NET ASSET VALUE, Total Return(b)	(1.10)%	(0.04)%	(4.27)%
MARKET PRICE, Total Return(c)	(0.95)%	—	(4.09)%
Net assets, End of Period ($ thousands)	$19,161	$4,999	$31,710
Ratios of Average Net Assets
Net Expenses	0.74%†	—	0.74%†
Net Investment Income	(0.73)%†	—	(0.73)%†
Portfolio turnover(d)	—	—	—

*	The Fund commenced operations on October 31, 2024.
**	The Fund commenced operations on November 29, 2024.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

115

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Period Ended September 30, 2022*
NET ASSET VALUE, Beginning of Period	$29.38	$24.37	$22.90	$21.89	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.11)	(0.20)	(0.17)	(0.01)	(0.13)
Net realized and unrealized gain (loss)	0.58	5.21	1.64	1.02	(2.98)
Total income (loss) from operations	0.47	5.01	1.47	1.01	(3.11)
NET ASSET VALUE, End of Period	$29.85	$29.38	$24.37	$22.90	$21.89
MARKET PRICE, End of Period	$29.88	$29.39	$24.46	$22.90	$21.88
NET ASSET VALUE, Total Return(b)	1.62%	20.53%	6.43%	4.61%	(12.43)%
MARKET PRICE, Total Return(c)	1.67%	20.16%	6.79%	4.70%	(12.50)%
Net assets, End of Period ($ thousands)	$145,537	$255,588	$116,384	$26,909	$25,177
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%	0.74%†	0.74%†
Net Investment Income	(0.72)%†	(0.71)%	(0.71)%	(0.74)%†	(0.74)%†
Portfolio turnover(d)	—	—	—	—	—

*	The Fund commenced operations on December 31, 2021.
+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

116

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Financial Highlights (continued)

	AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF		AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Period Ended October 31, 2024*	For the Six Months Ended April 30, 2025 (unaudited)	For the Period Ended October 31, 2024**
NET ASSET VALUE, Beginning of Period	$27.51	$25.00	$27.16	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.10)	(0.14)	(0.10)	(0.12)
Net realized and unrealized gain (loss)	0.39	2.65	0.28	2.28
Total income (loss) from operations	0.29	2.51	0.18	2.16
NET ASSET VALUE, End of Period	$27.80	$27.51	$27.34	$27.16
MARKET PRICE, End of Period	$27.85	$27.56	$27.39	$27.20
NET ASSET VALUE, Total Return(b)	1.04%	10.04%	0.67%	8.65%
MARKET PRICE, Total Return(c)	1.03%	10.25%	0.70%	8.81%
Net assets, End of Period ($ thousands)	$43,778	$17,882	$30,078	$42,780
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%†	0.74%†	0.74%†
Net Investment Income	(0.72)%†	(0.71)%†	(0.72)%†	(0.71)%†
Portfolio turnover(d)	—	—	—	—

*	The Fund commenced operations on January 31, 2024.
**	The Fund commenced operations on February 29, 2024.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

117

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Period Ended September 30, 2021*
NET ASSET VALUE, Beginning of Period	$31.66	$26.99	$24.23	$23.26	$25.00	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.11)	(0.22)	(0.19)	(0.01)	(0.19)	—
Net realized and unrealized gain (loss)	(0.10)	4.89	2.95	0.98	(1.55)	—**
Total income (loss) from operations	(0.21)	4.67	2.76	0.97	(1.74)	—
NET ASSET VALUE, End of Period	$31.45	$31.66	$26.99	$24.23	$23.26	$25.00
MARKET PRICE, End of Period	$31.47	$31.69	$27.03	$24.24	$23.32	—
NET ASSET VALUE, Total Return(b)	(0.65)%	17.28%	11.41%	4.16%	(6.96)%	—
MARKET PRICE, Total Return(c)	(0.69)%	17.22%	11.51%	3.94%	(6.70)%	—
Net assets, End of Period ($ thousands)	$242,169	$293,619	$42,513	$33,918	$26,748	$14,998
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%	0.74%†	0.74%	—
Net Investment Income	(0.72)%†	(0.72)%	(0.71)%	(0.72)%†	(0.74)%	—
Portfolio turnover(d)	—	—	—	—	—	—

*	The Fund commenced operations on September 30, 2021.
**	Rounds to less than $0.005
+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

118

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF		AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF		AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Period Ended October 31, 2024*	For the Six Months Ended April 30, 2025 (unaudited)	For the Period Ended October 31, 2024**	For the Six Months Ended April 30, 2025 (unaudited)	For the Period Ended October 31, 2024***
NET ASSET VALUE, Beginning of Period	$26.96	$25.00	$26.32	$25.00	$27.80	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.10)	(0.10)	(0.09)	(0.08)	(0.10)	(0.14)
Net realized and unrealized gain (loss)	(0.01)	2.06	0.01	1.40	0.27	2.94
Total income (loss) from operations	(0.11)	1.96	(0.08)	1.32	0.17	2.80
NET ASSET VALUE, End of Period	$26.85	$26.96	$26.24	$26.32	$27.97	$27.80
MARKET PRICE, End of Period	$26.89	$27.00	$26.27	$26.34	$28.02	$27.83
NET ASSET VALUE, Total Return(b)	(0.41)%	7.84%	(0.30)%	5.29%	0.63%	11.18%
MARKET PRICE, Total Return(c)	(0.41)%	7.98%	(0.28)%	5.38%	0.68%	11.32%
Net assets, End of Period ($ thousands)	$20,137	$8,088	$118,098	$17,768	$32,865	$10,423
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%†	0.74%†	0.74%†	0.74%†	0.74%†
Net Investment Income	(0.72)%†	(0.72)%†	(0.72)%†	(0.72)%†	(0.72)%†	(0.71)%†
Portfolio turnover(d)	—	—	—	—	—	—

*	The Fund commenced operations on April 30, 2024.
**	The Fund commenced operations on May 31, 2024.
***	The Fund commenced operations on January 31, 2024.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

119

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF		AllianzIM Buffer20 Allocation ETF	AllianzIM Buffer15 Uncapped Allocation ETF	AllianzIM 6 Month Buffer10 Allocation ETF
	For the Six Months Ended April 30, 2025 (unaudited)	For the Period Ended October 31, 2024*	For the Period Ended April 30, 2025** (unaudited)	For the Period Ended April 30, 2025*** (unaudited)	For the Period Ended April 30, 2025** (unaudited)
NET ASSET VALUE, Beginning of Period	$27.04	$25.00	$24.96	$25.01	$24.96
Income (loss) from operations:
Net investment income (loss)(a)	(0.10)	(0.11)	—****	—****	—****
Net realized and unrealized gain (loss)	(0.61)	2.15	(0.41)	(0.82)	(0.55)
Total income (loss) from operations	(0.71)	2.04	(0.41)	(0.82)	(0.55)
NET ASSET VALUE, End of Period	$26.33	$27.04	$24.55	$24.19	$24.41
MARKET PRICE, End of Period	$26.33	$27.06	$24.58	$24.19	$24.42
NET ASSET VALUE, Total Return(b)	(2.64)%	8.17%	(1.64)%	(3.27)%	(2.18)%
MARKET PRICE, Total Return(c)	(2.72)%	8.25%	(1.54)%	(3.26)%	(2.15)%
Net assets, End of Period ($ thousands)	$35,545	$14,197	$27,010	$21,773	$22,582
Ratios of Average Net Assets
Total Expenses	0.74%†	0.74%†	0.10%†	0.10%†	0.10%†
Net Expenses	0.74%†	0.74%†	0.05%†	0.05%†	0.05%†
Net Investment Income	(0.72)%†	(0.71)%†	(0.05)%†	(0.05)%†	(0.05)%†
Portfolio turnover(d)	—	—	—	—	—

*	The Fund commenced operations on March 28, 2024.
**	The Fund commenced operations on January 7, 2025.
***	The Fund commenced operations on March 5, 2025.
****	Rounds to less than $0.005.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

120

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
April 30, 2025 (unaudited)
NOTE 1 – ORGANIZATION
The AIM ETF Products Trust (the “Trust”) is a Delaware statutory trust organized on December 17, 2019. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”).
The following are forty-seven separate series of the Trust (each, a “Fund” and collectively, the “Funds”):

Fund Name	Commencement of Operations	Diversification Status
AllianzIM U.S. Large Cap Buffer10 Jan ETF	December 31, 2020	Diversified
AllianzIM U.S. Large Cap Buffer10 Feb ETF	January 31, 2023	Non-Diversified
AllianzIM U.S. Large Cap Buffer10 Mar ETF	February 28, 2023	Non-Diversified
AllianzIM U.S. Large Cap Buffer10 Apr ETF	May 28, 2020	Diversified
AllianzIM U.S. Large Cap Buffer10 May ETF	April 28, 2023	Non-Diversified
AllianzIM U.S. Large Cap Buffer10 Jun ETF	May 31, 2023	Non-Diversified
AllianzIM U.S. Large Cap Buffer10 Jul ETF	June 30, 2020	Diversified
AllianzIM U.S. Large Cap Buffer10 Aug ETF	July 31, 2023	Non-Diversified
AllianzIM U.S. Large Cap Buffer10 Sep ETF	August 31, 2023	Non-Diversified
AllianzIM U.S. Large Cap Buffer10 Oct ETF	September 30, 2020	Diversified
AllianzIM U.S. Large Cap Buffer10 Nov ETF	October 31, 2022	Non-Diversified
AllianzIM U.S. Large Cap Buffer10 Dec ETF	November 30, 2022	Non-Diversified
AllianzIM U.S. Large Cap Buffer20 Jan ETF	December 31, 2020	Diversified
AllianzIM U.S. Large Cap Buffer20 Feb ETF	January 31, 2023	Non-Diversified
AllianzIM U.S. Large Cap Buffer20 Mar ETF	February 28, 2023	Non-Diversified
AllianzIM U.S. Large Cap Buffer20 Apr ETF	May 28, 2020	Diversified
AllianzIM U.S. Large Cap Buffer20 May ETF	April 28, 2023	Non-Diversified
AllianzIM U.S. Large Cap Buffer20 Jun ETF	May 31, 2023	Non-Diversified
AllianzIM U.S. Large Cap Buffer20 Jul ETF	June 30, 2020	Diversified
AllianzIM U.S. Large Cap Buffer20 Aug ETF	July 31, 2023	Non-Diversified
AllianzIM U.S. Large Cap Buffer20 Sep ETF	August 31, 2023	Non-Diversified
AllianzIM U.S. Large Cap Buffer20 Oct ETF	September 30, 2020	Diversified
AllianzIM U.S. Large Cap Buffer20 Nov ETF	October 31, 2022	Non-Diversified
AllianzIM U.S. Large Cap Buffer20 Dec ETF	November 30, 2022	Non-Diversified
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF	December 31, 2024	Non-Diversified
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF	January 31, 2025	Non-Diversified
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF	February 28, 2025	Non-Diversified
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	March 28, 2024	Non-Diversified
AllianzIM U.S. Equity Buffer15 Uncapped May ETF	April 30, 2024	Non-Diversified
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	May 31, 2024	Non-Diversified
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	June 28, 2024	Non-Diversified
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	July 31, 2024	Non-Diversified
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	August 30, 2024	Non-Diversified
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	September 30, 2024	Non-Diversified
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	October 31, 2024	Non-Diversified
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF	November 29, 2024	Non-Diversified
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	December 31, 2021	Diversified
AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF	January 31, 2024	Non-Diversified
AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF	February 29, 2024	Non-Diversified
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	September 30, 2021	Diversified
AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF	April 30, 2024	Non-Diversified
AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF	May 31, 2024	Non-Diversified

121

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Notes to Financial Statements
April 30, 2025 (unaudited) (continued)

Fund Name	Commencement of Operations	Diversification Status
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	January 31, 2024	Non-Diversified
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF	March 28, 2024	Non-Diversified
AllianzIM Buffer20 Allocation ETF	January 7, 2025	Non-Diversified
AllianzIM Buffer15 Uncapped Allocation ETF	January 7, 2025	Non-Diversified
AllianzIM 6 Month Buffer10 Allocation ETF	March 5, 2025	Non-Diversified

The Funds’ investment adviser is Allianz Investment Management LLC (the “Adviser”). The Funds’ distributor is Foreside Fund Services, LLC (the “Distributor”).
AllianzIM U.S. Large Cap Buffer10 Jan ETF, AllianzIM U.S. Large Cap Buffer10 Feb ETF, AllianzIM U.S. Large Cap Buffer10 Mar ETF, AllianzIM U.S. Large Cap Buffer10 Apr ETF, AllianzIM U.S. Large Cap Buffer10 May ETF, AllianzIM U.S. Large Cap Buffer10 Jun ETF, AllianzIM U.S. Large Cap Buffer10 Jul ETF, AllianzIM U.S. Large Cap Buffer10 Aug ETF, AllianzIM U.S. Large Cap Buffer10 Sep ETF, AllianzIM U.S. Large Cap Buffer10 Oct ETF, AllianzIM U.S. Large Cap Buffer10 Nov ETF and AllianzIM U.S. Large Cap Buffer10 Dec ETF (collectively, the “Buffer10 ETFs”) and AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF, AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF, AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF, AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF, AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF and AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF (collectively, the “6 Month Buffer10 ETFs”) seek to match, at the end of the current Outcome Period (as defined in such Fund’s prospectus), the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a specified upside Cap, while providing a Buffer against the first 10% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses.
AllianzIM U.S. Large Cap Buffer20 Jan ETF, AllianzIM U.S. Large Cap Buffer20 Feb ETF, AllianzIM U.S. Large Cap Buffer20 Mar ETF, AllianzIM U.S. Large Cap Buffer20 Apr ETF, AllianzIM U.S. Large Cap Buffer20 May ETF, AllianzIM U.S. Large Cap Buffer20 Jun ETF, AllianzIM U.S. Large Cap Buffer20 Jul ETF, AllianzIM U.S. Large Cap Buffer20 Aug ETF, AllianzIM U.S. Large Cap Buffer20 Sep ETF, AllianzIM U.S. Large Cap Buffer20 Oct ETF, AllianzIM U.S. Large Cap Buffer20 Nov ETF and AllianzIM U.S. Large Cap Buffer20 Dec ETF (collectively, the “Buffer20 ETFs”) seek to match, at the end of the current Outcome Period (as defined in such Fund’s prospectus), the share price returns of the Underlying ETF, up to a specified upside Cap, while providing a Buffer against the first 20% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses.
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF, AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF, AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF, AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF, AllianzIM U.S. Equity Buffer15 Uncapped May ETF, AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF, AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF, AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF, AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF, AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF, AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF and AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF (collectively, the “Uncapped ETFs”) seek to provide, at the end of the current Outcome Period (as defined in such Fund’s prospectus), returns that track the share price returns of the Underlying ETF that are in excess of a specified Spread in positive markets environments, while providing downside protection with a Buffer against the first 15% of Underlying ETF losses. The stated Spread and Buffer are before Fund fees and expenses.
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF and AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF (together, the “6 Month Floor5 ETFs”) seek to match, at the end of the current Outcome Period (as defined in such Fund’s prospectus), the share price returns of the Underlying ETF, up to a specified upside Cap, while providing a Floor with protection to a maximum loss of 5%. The stated Cap and Floor are before Fund fees and expenses.
AllianzIM Buffer20 Allocation ETF, AllianzIM Buffer15 Uncapped Allocation ETF and AllianzIM 6 Month Buffer10 Allocation ETF (together, the “Allocation ETFs”) seek to provide capital appreciation with downside risk mitigation. Each Allocation ETF is a “fund of funds”, which means that it seeks to achieve its investment objective by investing primarily in a portfolio of underlying AllianzIM ETFs (the “Underlying Buffer ETFs”).
The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding

122

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Notes to Financial Statements
April 30, 2025 (unaudited) (continued)
a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. The Funds that invest in the FLexible EXchange® Options (“FLEX Options”) on the Underlying ETF will not receive or benefit from any dividend payments made by the Underlying ETF.
Each Fund is a separate series of the Trust, and each share of a Fund represents an equal proportionate interest in the Fund. All consideration received by the Trust for a Fund’s shares and all assets of a Fund belong solely to that Fund and would be subject to liabilities related thereto.
The net asset value (“NAV”) is determined as of the close of trading (normally 4:00 p.m., Eastern Time) on each day the New York Stock Exchange (“NYSE” or “Exchange”) is open for business. NAV is calculated for each Fund by taking the market price of the Fund’s total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of shares outstanding. The result, rounded to the nearest cent, is the NAV per share.
NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require the use of estimates and assumptions to be made by management. These may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.
a.	Basis of Presentation
The financial statements have been prepared in conformity with GAAP as detailed in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”). Each Fund is an investment company and follows the accounting and reporting guidance in FASB Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”
b.	Investment Valuation
The Funds’ investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board has designated the Adviser to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the NYSE. However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Funds place excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Funds. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which

123

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Notes to Financial Statements
April 30, 2025 (unaudited) (continued)
there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:
•	Level 1 —
unadjusted quoted prices in active markets for identical assets
•	Level 2 —
other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —
significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.
The following tables summarize the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of April 30, 2025:
AllianzIM U.S. Large Cap Buffer10 Jan ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$ —	$140,782,827	$ —	$140,782,827
Option Purchased - Puts	—	11,770,538	—	11,770,538
Short-Term Investments
Time Deposits	308,379	—	—	308,379
Total Assets	$308,379	$152,553,365	$—	$152,861,744
Liabilities
Call Options Written	$—	$(460,422)	$—	$(460,422)
Put Options Written	—	(6,227,061)	—	(6,227,061)
Total Liabilities	$—	$(6,687,483)	$—	$(6,687,483)

AllianzIM U.S. Large Cap Buffer10 Feb ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$ —	$88,639,021	$ —	$88,639,021
Option Purchased - Puts	—	8,799,424	—	8,799,424
Short-Term Investments
Time Deposits	170,129	—	—	170,129
Total Assets	$170,129	$97,438,445	$—	$97,608,574
Liabilities
Call Options Written	$ —	$(238,875)	$ —	$(238,875)
Put Options Written	—	(4,780,896)	—	(4,780,896)
Total Liabilities	$—	$(5,019,771)	$—	$(5,019,771)

124

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Notes to Financial Statements
April 30, 2025 (unaudited) (continued)
AllianzIM U.S. Large Cap Buffer10 Mar ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$ —	$24,829,305	$ —	$24,829,305
Option Purchased - Puts	—	2,319,977	—	2,319,977
Short-Term Investments
Time Deposits	42,749	—	—	42,749
Total Assets	$42,749	$27,149,282	$—	$27,192,031
Liabilities
Call Options Written	$—	$(114,114)	$—	$(114,114)
Put Options Written	—	(1,293,433)	—	(1,293,433)
Total Liabilities	$—	$(1,407,547)	$—	$(1,407,547)

AllianzIM U.S. Large Cap Buffer10 Apr ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$ —	$41,712,729	$ —	$41,712,729
Option Purchased - Puts	—	2,926,526	—	2,926,526
Short-Term Investments
Time Deposits	10,265	—	—	10,265
Total Assets	$10,265	$44,639,255	$—	$44,649,520
Liabilities
Call Options Written	$—	$(703,663)	$—	$(703,663)
Put Options Written	—	(1,681,569)	—	(1,681,569)
Total Liabilities	$—	$(2,385,232)	$—	$(2,385,232)

AllianzIM U.S. Large Cap Buffer10 May ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$13,674,731	$ —	$ —	$13,674,731
Option Purchased - Puts	947,525	—	—	947,525
Short-Term Investments
Time Deposits	114,854	—	—	114,854
Total Assets	$14,737,110	$—	$—	$14,737,110
Liabilities
Call Options Written	$(253,259)	$—	$—	$(253,259)
Put Options Written	(552,953)	—	—	(552,953)
Total Liabilities	$(806,212)	$—	$—	$(806,212)

125

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Notes to Financial Statements
April 30, 2025 (unaudited) (continued)
AllianzIM U.S. Large Cap Buffer10 Jun ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$ —	$17,056,742	$ —	$17,056,742
Option Purchased - Puts	—	176,632	—	176,632
Short-Term Investments
Time Deposits	141,213	—	—	141,213
Total Assets	$141,213	$17,233,374	$—	$17,374,587
Liabilities
Call Options Written	$—	$(6,274)	$—	$(6,274)
Put Options Written	—	(35,715)	—	(35,715)
Total Liabilities	$—	$(41,989)	$—	$(41,989)

AllianzIM U.S. Large Cap Buffer10 Jul ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$69,970,736	$ —	$69,970,736
Option Purchased - Puts	—	1,873,883	—	1,873,883
Short-Term Investments
Time Deposits	441,689	—	—	441,689
Total Assets	$441,689	$71,844,619	$—	$72,286,308
Liabilities
Call Options Written	$—	$(33,469)	$—	$(33,469)
Put Options Written	—	(558,825)	—	(558,825)
Total Liabilities	$—	$(592,294)	$—	$(592,294)

AllianzIM U.S. Large Cap Buffer10 Aug ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$ —	$29,452,232	$ —	$29,452,232
Option Purchased - Puts	—	1,098,944	—	1,098,944
Short-Term Investments
Time Deposits	531,743	—	—	531,743
Total Assets	$531,743	$30,551,176	$—	$31,082,919
Liabilities
Call Options Written	$—	$(34,926)	$—	$(34,926)
Put Options Written	—	(416,600)	—	(416,600)
Total Liabilities	$—	$(451,526)	$—	$(451,526)

126

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Notes to Financial Statements
April 30, 2025 (unaudited) (continued)
AllianzIM U.S. Large Cap Buffer10 Sep ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$ —	$17,330,163	$ —	$17,330,163
Option Purchased - Puts	—	875,440	—	875,440
Short-Term Investments
Time Deposits	228,171	—	—	228,171
Total Assets	$228,171	$18,205,603	$—	$18,433,774
Liabilities
Call Options Written	$—	$(30,605)	$—	$(30,605)
Put Options Written	—	(372,213)	—	(372,213)
Total Liabilities	$—	$(402,818)	$—	$(402,818)

AllianzIM U.S. Large Cap Buffer10 Oct ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$ —	$128,431,546	$ —	$128,431,546
Option Purchased - Puts	—	8,182,151	—	8,182,151
Short-Term Investments
Time Deposits	591,567	—	—	591,567
Total Assets	$591,567	$136,613,697	$—	$137,205,264
Liabilities
Call Options Written	$—	$(239,682)	$—	$(239,682)
Put Options Written	—	(3,796,720)	—	(3,796,720)
Total Liabilities	$—	$(4,036,402)	$—	$(4,036,402)

AllianzIM U.S. Large Cap Buffer10 Nov ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$ —	$34,685,164	$ —	$34,685,164
Option Purchased - Puts	—	2,184,770	—	2,184,770
Short-Term Investments
Time Deposits	116,210	—	—	116,210
Total Assets	$116,210	$36,869,934	$—	$36,986,144
Liabilities
Call Options Written	$—	$(110,868)	$—	$(110,868)
Put Options Written	—	(1,072,715)	—	(1,072,715)
Total Liabilities	$—	$(1,183,583)	$—	$(1,183,583)

127

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Notes to Financial Statements
April 30, 2025 (unaudited) (continued)
AllianzIM U.S. Large Cap Buffer10 Dec ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$ —	$95,052,558	$ —	$95,052,558
Option Purchased - Puts	—	9,037,270	—	9,037,270
Short-Term Investments
Time Deposits	369,813	—	—	369,813
Total Assets	$369,813	$104,089,828	$—	$104,459,641
Liabilities
Call Options Written	$—	$(134,226)	$—	$(134,226)
Put Options Written	—	(4,591,917)	—	(4,591,917)
Total Liabilities	$—	$(4,726,143)	$—	$(4,726,143)

AllianzIM U.S. Large Cap Buffer20 Jan ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$ —	$435,115,261	$ —	$435,115,261
Option Purchased - Puts	—	36,428,317	—	36,428,317
Short-Term Investments
Time Deposits	1,192,300	—	—	1,192,300
Total Assets	$1,192,300	$471,543,578	$—	$472,735,878
Liabilities
Call Options Written	$—	$(3,471,655)	$—	$(3,471,655)
Put Options Written	—	(9,745,998)	—	(9,745,998)
Total Liabilities	$—	$(13,217,653)	$—	$(13,217,653)

AllianzIM U.S. Large Cap Buffer20 Feb ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$93,047,441	$ —	$93,047,441
Option Purchased - Puts	—	9,248,857	—	9,248,857
Short-Term Investments
Time Deposits	191,849	—	—	191,849
Total Assets	$191,849	$102,296,298	$—	$102,488,147
Liabilities
Call Options Written	$—	$(570,674)	$—	$(570,674)
Put Options Written	—	(2,587,251)	—	(2,587,251)
Total Liabilities	$—	$(3,157,925)	$—	$(3,157,925)

128

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Notes to Financial Statements
April 30, 2025 (unaudited) (continued)
AllianzIM U.S. Large Cap Buffer20 Mar ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$ —	$76,062,370	$ —	$76,062,370
Option Purchased - Puts	—	7,115,840	—	7,115,840
Short-Term Investments
Time Deposits	75,476	—	—	75,476
Total Assets	$75,476	$83,178,210	$—	$83,253,686
Liabilities
Call Options Written	$ —	$(774,757)	$—	$(774,757)
Put Options Written	—	(2,102,334)	—	(2,102,334)
Total Liabilities	$—	$(2,877,091)	$—	$(2,877,091)

AllianzIM U.S. Large Cap Buffer20 Apr ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$169,937,015	$ —	$169,937,015
Option Purchased - Puts	—	11,937,419	—	11,937,419
Short-Term Investments
Time Deposits	148,423	—	—	148,423
Total Assets	$148,423	$181,874,434	$—	$182,022,857
Liabilities
Call Options Written	$ —	$(5,322,430)	$ —	$(5,322,430)
Put Options Written	—	(3,797,133)	—	(3,797,133)
Total Liabilities	$—	$(9,119,563)	$—	$(9,119,563)

AllianzIM U.S. Large Cap Buffer20 May ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$62,375,020	$ —	$ —	$62,375,020
Option Purchased - Puts	4,325,810	—	—	4,325,810
Short-Term Investments
Time Deposits	394,941	—	—	394,941
Total Assets	$67,095,771	$—	$—	$67,095,771
Liabilities
Call Options Written	$(2,265,955)	$ —	$ —	$(2,265,955)
Put Options Written	(1,416,365)	—	—	(1,416,365)
Total Liabilities	$(3,682,320)	$—	$—	$(3,682,320)

129

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Notes to Financial Statements
April 30, 2025 (unaudited) (continued)
AllianzIM U.S. Large Cap Buffer20 Jun ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$ —	$49,129,092	$ —	$49,129,092
Option Purchased - Puts	—	510,376	—	510,376
Short-Term Investments
Time Deposits	809,055	—	—	809,055
Total Assets	$809,055	$49,639,468	$—	$50,448,523
Liabilities
Call Options Written	$ —	$(91,068)	$ —	$(91,068)
Put Options Written	—	(38,355)	—	(38,355)
Total Liabilities	$—	$(129,423)	$—	$(129,423)

AllianzIM U.S. Large Cap Buffer20 Jul ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$ —	$186,315,874	$ —	$186,315,874
Option Purchased - Puts	—	5,000,429	—	5,000,429
Short-Term Investments
Time Deposits	1,304,478	—	—	1,304,478
Total Assets	$1,304,478	$191,316,303	$—	$192,620,781
Liabilities
Call Options Written	$ —	$(328,790)	$ —	$(328,790)
Put Options Written	—	(474,973)	—	(474,973)
Total Liabilities	$—	$(803,763)	$—	$(803,763)

AllianzIM U.S. Large Cap Buffer20 Aug ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$ —	$158,270,924	$ —	$158,270,924
Option Purchased - Puts	—	5,917,887	—	5,917,887
Short-Term Investments
Time Deposits	1,216,350	—	—	1,216,350
Total Assets	$1,216,350	$164,188,811	$—	$165,405,161
Liabilities
Call Options Written	$ —	$(659,249)	$ —	$(659,249)
Put Options Written	—	(835,670)	—	(835,670)
Total Liabilities	$—	$(1,494,919)	$—	$(1,494,919)

130

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Notes to Financial Statements
April 30, 2025 (unaudited) (continued)
AllianzIM U.S. Large Cap Buffer20 Sep ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$66,687,705	$ —	$ —	$66,687,705
Option Purchased - Puts	3,352,185	—	—	3,352,185
Short-Term Investments
Time Deposits	784,087	—	—	784,087
Total Assets	$70,823,977	$—	$—	$70,823,977
Liabilities
Call Options Written	$(357,210)	$ —	$ —	$(357,210)
Put Options Written	(573,480)	—	—	(573,480)
Total Liabilities	$(930,690)	$—	$—	$(930,690)

AllianzIM U.S. Large Cap Buffer20 Oct ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$ —	$349,014,413	$ —	$349,014,413
Option Purchased - Puts	—	22,271,341	—	22,271,341
Short-Term Investments
Time Deposits	1,687,006	—	—	1,687,006
Total Assets	$1,687,006	$371,285,754	$—	$372,972,760
Liabilities
Call Options Written	$ —	$(1,876,084)	$ —	$(1,876,084)
Put Options Written	—	(4,479,008)	—	(4,479,008)
Total Liabilities	$—	$(6,355,092)	$—	$(6,355,092)

AllianzIM U.S. Large Cap Buffer20 Nov ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$ —	$63,893,968	$ —	$63,893,968
Option Purchased - Puts	—	4,030,710	—	4,030,710
Short-Term Investments
Time Deposits	204,193	—	—	204,193
Total Assets	$204,193	$67,924,678	$—	$68,128,871
Liabilities
Call Options Written	$ —	$(555,875)	$ —	$(555,875)
Put Options Written	—	(932,426)	—	(932,426)
Total Liabilities	$—	$(1,488,301)	$—	$(1,488,301)

131

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Notes to Financial Statements
April 30, 2025 (unaudited) (continued)
AllianzIM U.S. Large Cap Buffer20 Dec ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$ —	$345,554,325	$ —	$345,554,325
Option Purchased - Puts	—	32,900,569	—	32,900,569
Short-Term Investments
Time Deposits	1,194,235	—	—	1,194,235
Total Assets	$1,194,235	$378,454,894	$—	$379,649,129
Liabilities
Call Options Written	$ —	$(1,032,145)	$ —	$(1,032,145)
Put Options Written	—	(7,993,346)	—	(7,993,346)
Total Liabilities	$—	$(9,025,491)	$—	$(9,025,491)

AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$61,041,006	$ —	$ —	$61,041,006
Option Purchased - Puts	6,347,302	—	—	6,347,302
Short-Term Investments
Time Deposits	168,501	—	—	168,501
Total Assets	$67,556,809	$—	$—	$67,556,809
Liabilities
Put Options Written	$(1,961,115)	$ —	$ —	$(1,961,115)
Total Liabilities	$(1,961,115)	$—	$—	$(1,961,115)

AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$ —	$42,844,115	$ —	$42,844,115
Option Purchased - Puts	—	4,938,948	—	4,938,948
Short-Term Investments
Time Deposits	94,749	—	—	94,749
Total Assets	$94,749	$47,783,063	$—	$47,877,812
Liabilities
Put Options Written	$—	$(1,706,570)	$ —	$(1,706,570)
Total Liabilities	$—	$(1,706,570)	$—	$(1,706,570)

132

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Notes to Financial Statements
April 30, 2025 (unaudited) (continued)
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$15,013,201	$ —	$15,013,201
Option Purchased - Puts	—	1,782,621	—	1,782,621
Short-Term Investments
Time Deposits	5,354	—	—	5,354
Total Assets	$5,354	$16,795,822	$—	$16,801,176
Liabilities
Put Options Written	$—	$(594,889)	$ —	$(594,889)
Total Liabilities	$—	$(594,889)	$—	$(594,889)

AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$36,963,264	$ —	$ —	$36,963,264
Option Purchased - Puts	3,346,716	—	—	3,346,716
Short-Term Investments
Time Deposits	39,426	—	—	39,426
Total Assets	$40,349,406	$—	$—	$40,349,406
Liabilities
Put Options Written	$(1,151,916)	$ —	$ —	$(1,151,916)
Total Liabilities	$(1,151,916)	$—	$—	$(1,151,916)

AllianzIM U.S. Equity Buffer15 Uncapped May ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$16,962,145	$ —	$ —	$16,962,145
Option Purchased - Puts	1,578,756	—	—	1,578,756
Short-Term Investments
Time Deposits	117,972	—	—	117,972
Total Assets	$18,658,873	$—	$—	$18,658,873
Liabilities
Put Options Written	$(543,474)	$ —	$ —	$(543,474)
Total Liabilities	$(543,474)	$—	$—	$(543,474)

133

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Notes to Financial Statements
April 30, 2025 (unaudited) (continued)
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$ —	$17,134,663	$ —	$17,134,663
Option Purchased - Puts	—	285,872	—	285,872
Short-Term Investments
Time Deposits	104,776	—	—	104,776
Total Assets	$104,776	$17,420,535	$—	$17,525,311
Liabilities
Put Options Written	$—	$(20,867)	$ —	$(20,867)
Total Liabilities	$—	$(20,867)	$—	$(20,867)

AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$ —	$65,028,738	$ —	$65,028,738
Option Purchased - Puts	—	2,427,163	—	2,427,163
Short-Term Investments
Time Deposits	286,490	—	—	286,490
Total Assets	$286,490	$67,455,901	$—	$67,742,391
Liabilities
Put Options Written	$—	$(288,098)	$ —	$(288,098)
Total Liabilities	$—	$(288,098)	$—	$(288,098)

AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$ —	$23,575,899	$ —	$23,575,899
Option Purchased - Puts	—	1,214,353	—	1,214,353
Short-Term Investments
Time Deposits	102,492	—	—	102,492
Total Assets	$102,492	$24,790,252	$—	$24,892,744
Liabilities
Put Options Written	$—	$(207,686)	$ —	$(207,686)
Total Liabilities	$—	$(207,686)	$—	$(207,686)

AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$ —	$22,479,929	$ —	$22,479,929
Option Purchased - Puts	—	1,498,871	—	1,498,871
Short-Term Investments
Time Deposits	83,173	—	—	83,173
Total Assets	$83,173	$23,978,800	$—	$24,061,973
Liabilities
Put Options Written	$—	$(317,271)	$ —	$(317,271)
Total Liabilities	$—	$(317,271)	$—	$(317,271)

134

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Notes to Financial Statements
April 30, 2025 (unaudited) (continued)
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$ —	$31,398,332	$ —	$31,398,332
Option Purchased - Puts	—	2,653,206	—	2,653,206
Short-Term Investments
Time Deposits	132,772	—	—	132,772
Total Assets	$132,772	$34,051,538	$—	$34,184,310
Liabilities
Put Options Written	$—	$(631,696)	$ —	$(631,696)
Total Liabilities	$—	$(631,696)	$—	$(631,696)

AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$ —	$18,072,945	$ —	$18,072,945
Option Purchased - Puts	—	1,481,404	—	1,481,404
Short-Term Investments
Time Deposits	76,305	—	—	76,305
Total Assets	$76,305	$19,554,349	$—	$19,630,654
Liabilities
Put Options Written	$—	$(397,305)	$ —	$(397,305)
Total Liabilities	$—	$(397,305)	$—	$(397,305)

AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$ —	$29,178,786	$ —	$29,178,786
Option Purchased - Puts	—	3,521,346	—	3,521,346
Short-Term Investments
Time Deposits	122,722	—	—	122,722
Total Assets	$122,722	$32,700,132	$—	$32,822,854
Liabilities
Put Options Written	$—	$(1,014,582)	$ —	$(1,014,582)
Total Liabilities	$—	$(1,014,582)	$—	$(1,014,582)

135

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Notes to Financial Statements
April 30, 2025 (unaudited) (continued)
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$139,027,005	$ —	$ —	$139,027,005
Option Purchased - Puts	8,631,675	—	—	8,631,675
Short-Term Investments
Time Deposits	851,086	—	—	851,086
Total Assets	$148,509,766	$—	$—	$148,509,766
Liabilities
Call Options Written	$(96,330)	$ —	$ —	$(96,330)
Put Options Written	(2,573,025)	—	—	(2,573,025)
Total Liabilities	$(2,669,355)	$—	$—	$(2,669,355)

AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$ —	$41,435,838	$ —	$41,435,838
Option Purchased - Puts	—	3,559,535	—	3,559,535
Short-Term Investments
Time Deposits	227,416	—	—	227,416
Total Assets	$227,416	$44,995,373	$—	$45,222,789
Liabilities
Call Options Written	$ —	$(39,947)	$ —	$(39,947)
Put Options Written	—	(1,327,181)	—	(1,327,181)
Total Liabilities	$—	$(1,367,128)	$—	$(1,367,128)

AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$ —	$28,725,497	$ —	$28,725,497
Option Purchased - Puts	—	2,242,479	—	2,242,479
Short-Term Investments
Time Deposits	163,327	—	—	163,327
Total Assets	$163,327	$30,967,976	$—	$31,131,303
Liabilities
Call Options Written	$ —	$(70,295)	$ —	$(70,295)
Put Options Written	—	(946,779)	—	(946,779)
Total Liabilities	$—	$(1,017,074)	$—	$(1,017,074)

136

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Notes to Financial Statements
April 30, 2025 (unaudited) (continued)
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$238,706,088	$ —	$ —	$238,706,088
Option Purchased - Puts	12,580,008	—	—	12,580,008
Short-Term Investments
Time Deposits	1,074,340	—	—	1,074,340
Total Assets	$252,360,436	$—	$—	$252,360,436
Liabilities
Call Options Written	$(4,261,674)	$ —	$ —	$(4,261,674)
Put Options Written	(5,788,373)	—	—	(5,788,373)
Total Liabilities	$(10,050,047)	$—	$—	$(10,050,047)

AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$20,080,405	$ —	$ —	$20,080,405
Option Purchased - Puts	1,088,155	—	—	1,088,155
Short-Term Investments
Time Deposits	125,209	—	—	125,209
Total Assets	$21,293,769	$—	$—	$21,293,769
Liabilities
Call Options Written	$(431,959)	$ —	$ —	$(431,959)
Put Options Written	(535,453)	—	—	(535,453)
Total Liabilities	$(967,412)	$—	$—	$(967,412)

AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$ —	$110,206,789	$ —	$110,206,789
Option Purchased - Puts	—	9,292,975	—	9,292,975
Short-Term Investments
Time Deposits	760,592	—	—	760,592
Total Assets	$760,592	$119,499,764	$—	$120,260,356
Liabilities
Call Options Written	$ —	$(8,481)	$ —	$(8,481)
Put Options Written	—	(1,799,749)	—	(1,799,749)
Total Liabilities	$—	$(1,808,230)	$—	$(1,808,230)

137

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Notes to Financial Statements
April 30, 2025 (unaudited) (continued)
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$ —	$31,671,122	$ —	$31,671,122
Option Purchased - Puts	—	1,096,530	—	1,096,530
Short-Term Investments
Time Deposits	172,313	—	—	172,313
Total Assets	$172,313	$32,767,652	$—	$32,939,965
Liabilities
Call Options Written	$—	$(27,802)	$ —	$(27,802)
Total Liabilities	$—	$(27,802)	$—	$(27,802)

AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$ —	$34,886,904	$ —	$34,886,904
Option Purchased - Puts	—	1,268,407	—	1,268,407
Short-Term Investments
Time Deposits	174,747	—	—	174,747
Total Assets	$174,747	$36,155,311	$—	$36,330,058
Liabilities
Call Options Written	$—	$(766,031)	$ —	$(766,031)
Total Liabilities	$—	$(766,031)	$—	$(766,031)

AllianzIM Buffer20 Allocation ETF

	Level 1	Level 2	Level 3	Total
Assets
Affiliated Exchange-Traded Funds	$26,994,318	$ —	$ —	$26,994,318
Short-Term Investments
Time Deposits	16,675	—	—	16,675
Total Assets	$27,010,993	$—	$—	$27,010,993

AllianzIM Buffer15 Uncapped Allocation ETF

	Level 1	Level 2	Level 3	Total
Assets
Affiliated Exchange-Traded Funds	$21,757,751	$ —	$ —	$21,757,751
Short-Term Investments
Time Deposits	16,209	—	—	16,209
Total Assets	$21,773,960	$—	$—	$21,773,960

138

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Notes to Financial Statements
April 30, 2025 (unaudited) (continued)
AllianzIM 6 Month Buffer10 Allocation ETF

	Level 1	Level 2	Level 3	Total
Assets
Affiliated Exchange-Traded Funds	$22,568,629	$ —	$ —	$22,568,629
Short-Term Investments
Time Deposits	14,167	—	—	14,167
Total Assets	$22,582,796	$—	$—	$22,582,796

c.	Derivatives
FLEX Options - Each Fund, with the exception of the Allocation ETFs, intends to invest substantially all of its assets in FLEX Options on the Underlying ETF (as described above). FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse.
Options on ETF - The FLEX Options in which each Fund, other than the Allocation ETFs, invests are both purchased and written put and call options on the Underlying ETF. The Funds may also invest in other types of options. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a particular asset at a specified future date at an agreed upon price.
The Funds purchase and sell call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right, but not the obligation, to sell an asset (or, in the case of certain put options, to receive a cash settlement equal to the amount by which the strike price of the option exceeds the value of the asset, times a specified multiple) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or, in the case of an certain put options, to deliver a cash settlement equal to the amount by which the strike price of the option exceeds the value of the asset, times a specified multiple) at a certain defined price. Call options give the holder (i.e., the buyer) the right, but not the obligation, to buy an asset (or, in the case of certain call options, to receive a cash settlement equal to the amount by which the value of the asset exceeds the strike price of the option, times a specified multiple) and the seller (i.e., the writer) the obligation to sell the asset (or, in the case of certain call options, to deliver a cash settlement equal to the amount by which the value of the asset exceeds the strike price of the option, times a specified multiple) at a certain defined price.
d.	Summary of Derivatives Information
The following tables present the value of derivatives held as of April 30, 2025, by the primary underlying risk exposure and respective location in the Statements of Assets and Liabilities:

	Statements of Assets and Liabilities Location
Equity Contracts	Investments, at value	Options Contracts Written, at value
AllianzIM U.S. Large Cap Buffer10 Jan ETF	$152,553,365	$(6,687,483)
AllianzIM U.S. Large Cap Buffer10 Feb ETF	97,438,445	(5,019,771)
AllianzIM U.S. Large Cap Buffer10 Mar ETF	27,149,282	(1,407,547)
AllianzIM U.S. Large Cap Buffer10 Apr ETF	44,639,255	(2,385,232)
AllianzIM U.S. Large Cap Buffer10 May ETF	14,622,256	(806,212)
AllianzIM U.S. Large Cap Buffer10 Jun ETF	17,233,374	(41,989)
AllianzIM U.S. Large Cap Buffer10 Jul ETF	71,844,619	(592,294)
AllianzIM U.S. Large Cap Buffer10 Aug ETF	30,551,176	(451,526)
AllianzIM U.S. Large Cap Buffer10 Sep ETF	18,205,603	(402,818)
AllianzIM U.S. Large Cap Buffer10 Oct ETF	136,613,697	(4,036,402)
AllianzIM U.S. Large Cap Buffer10 Nov ETF	36,869,934	(1,183,583)
AllianzIM U.S. Large Cap Buffer10 Dec ETF	104,089,828	(4,726,143)
AllianzIM U.S. Large Cap Buffer20 Jan ETF	471,543,578	(13,217,653)
AllianzIM U.S. Large Cap Buffer20 Feb ETF	102,296,298	(3,157,925)
AllianzIM U.S. Large Cap Buffer20 Mar ETF	83,178,210	(2,877,091)

139

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Notes to Financial Statements
April 30, 2025 (unaudited) (continued)

	Statements of Assets and Liabilities Location
Equity Contracts	Investments, at value	Options Contracts Written, at value
AllianzIM U.S. Large Cap Buffer20 Apr ETF	$181,874,434	$(9,119,563)
AllianzIM U.S. Large Cap Buffer20 May ETF	66,700,830	(3,682,320)
AllianzIM U.S. Large Cap Buffer20 Jun ETF	49,639,468	(129,423)
AllianzIM U.S. Large Cap Buffer20 Jul ETF	191,316,303	(803,763)
AllianzIM U.S. Large Cap Buffer20 Aug ETF	164,188,811	(1,494,919)
AllianzIM U.S. Large Cap Buffer20 Sep ETF	70,039,890	(930,690)
AllianzIM U.S. Large Cap Buffer20 Oct ETF	371,285,754	(6,355,092)
AllianzIM U.S. Large Cap Buffer20 Nov ETF	67,924,678	(1,488,301)
AllianzIM U.S. Large Cap Buffer20 Dec ETF	378,454,894	(9,025,491)
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF	67,388,308	(1,961,115)
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF	47,783,063	(1,706,570)
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF	16,795,822	(594,889)
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	40,309,980	(1,151,916)
AllianzIM U.S. Equity Buffer15 Uncapped May ETF	18,540,901	(543,474)
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	17,420,535	(20,867)
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	67,455,901	(288,098)
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	24,790,252	(207,686)
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	23,978,800	(317,271)
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	34,051,538	(631,696)
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	19,554,349	(397,305)
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF	32,700,132	(1,014,582)
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	147,658,680	(2,669,355)
AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF	44,995,373	(1,367,128)
AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF	30,967,976	(1,017,074)
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	251,286,096	(10,050,047)
AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF	21,168,560	(967,412)
AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF	119,499,764	(1,808,230)
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	32,767,652	(27,802)
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF	36,155,311	(766,031)

The following tables present the effect of derivatives in the Statements of Operations for the period ended April 30, 2025, by primary underlying risk exposure:

Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations	Options Contracts Purchased	Options Contracts Written	Redemptions In-Kind
Equity Contracts
AllianzIM U.S. Large Cap Buffer10 Jan ETF	$(3,068,721)	$(2,137,923)	$8,531,800
AllianzIM U.S. Large Cap Buffer10 Feb ETF	(995,126)	(1,461,582)	5,261,803
AllianzIM U.S. Large Cap Buffer10 Mar ETF	(1,248,033)	205,156	4,954,757
AllianzIM U.S. Large Cap Buffer10 Apr ETF	(1,693,642)	56,736	4,554,573
AllianzIM U.S. Large Cap Buffer10 May ETF	(568,247)	287,679	77,603
AllianzIM U.S. Large Cap Buffer10 Jun ETF	2,083	61	132,232
AllianzIM U.S. Large Cap Buffer10 Jul ETF	(403,374)	53,480	3,503,089
AllianzIM U.S. Large Cap Buffer10 Aug ETF	(177,994)	(28,749)	6,227,186
AllianzIM U.S. Large Cap Buffer10 Sep ETF	(39,161)	(24,385)	4,982,389
AllianzIM U.S. Large Cap Buffer10 Oct ETF	(181,566)	(116,533)	1,087,081
AllianzIM U.S. Large Cap Buffer10 Nov ETF	(7,636)	(556)	28,155
AllianzIM U.S. Large Cap Buffer10 Dec ETF	(492,099)	(2,007,678)	332,331

140

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Notes to Financial Statements
April 30, 2025 (unaudited) (continued)

Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations	Options Contracts Purchased	Options Contracts Written	Redemptions In-Kind
Equity Contracts (continued)
AllianzIM U.S. Large Cap Buffer20 Jan ETF	$(13,129,421)	$(14,347,284)	$32,553,748
AllianzIM U.S. Large Cap Buffer20 Feb ETF	(2,595,057)	(5,624,361)	12,667,427
AllianzIM U.S. Large Cap Buffer20 Mar ETF	(2,771,608)	(1,194,100)	10,494,958
AllianzIM U.S. Large Cap Buffer20 Apr ETF	(6,378,457)	547,250	16,120,836
AllianzIM U.S. Large Cap Buffer20 May ETF	(300,969)	26,234	7,131,486
AllianzIM U.S. Large Cap Buffer20 Jun ETF	(164,607)	(4,532)	3,076,603
AllianzIM U.S. Large Cap Buffer20 Jul ETF	(99,416)	(17,850)	1,805,822
AllianzIM U.S. Large Cap Buffer20 Aug ETF	(92,246)	(26,868)	16,221,137
AllianzIM U.S. Large Cap Buffer20 Sep ETF	(28,912)	(25,965)	9,634,902
AllianzIM U.S. Large Cap Buffer20 Oct ETF	(185,407)	(33,237)	2,308,998
AllianzIM U.S. Large Cap Buffer20 Nov ETF	(10,819)	(1,037)	238,155
AllianzIM U.S. Large Cap Buffer20 Dec ETF	(2,093,638)	(11,183,304)	14,101,073
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF	(254,824)	(14,429)	41,607
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF	(13,554)	(2,319)	182,195
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF	(3,661)	(618)	6,609
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	(1,838,981)	(31,916)	490,375
AllianzIM U.S. Equity Buffer15 Uncapped May ETF	(1,321,508)	83,429	—
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	—	—	25,959
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	(79,622)	(1,160)	(8,366)
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	(50,170)	3,575	774,683
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	(516)	260	64,366
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	(3,168)	(99)	132,327
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	(4,682)	(361)	325,612
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF	(18,116)	(1,973)	197,708
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	(6,020,644)	811,623	21,365,369
AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF	(644,602)	(13,958)	1,986,028
AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF	(1,399,657)	271,372	3,385,197
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	(8,588,421)	1,170,271	9,738,003
AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF	(1,270,717)	64,543	1,117,895
AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF	(129,630)	(926,023)	1,156,804
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	(518,068)	96,305	1,229,742
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF	(628,548)	5,169	698,242

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations	Options Contracts Purchased	Options Contracts Written
Equity Contracts
AllianzIM U.S. Large Cap Buffer10 Jan ETF	$(7,425,411)	$720,959
AllianzIM U.S. Large Cap Buffer10 Feb ETF	(3,400,901)	1,278,531
AllianzIM U.S. Large Cap Buffer10 Mar ETF	(2,926,518)	(247,660)
AllianzIM U.S. Large Cap Buffer10 Apr ETF	(2,605,844)	(526,654)
AllianzIM U.S. Large Cap Buffer10 May ETF	(4,723)	371,461
AllianzIM U.S. Large Cap Buffer10 Jun ETF	(606,213)	475,078
AllianzIM U.S. Large Cap Buffer10 Jul ETF	(2,775,743)	1,104,671
AllianzIM U.S. Large Cap Buffer10 Aug ETF	(3,973,556)	336,131
AllianzIM U.S. Large Cap Buffer10 Sep ETF	(2,072,385)	130,412
AllianzIM U.S. Large Cap Buffer10 Oct ETF	(2,517,054)	1,285,466
AllianzIM U.S. Large Cap Buffer10 Nov ETF	(711,042)	381,315
AllianzIM U.S. Large Cap Buffer10 Dec ETF	(3,517,467)	(69,386)

141

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Notes to Financial Statements
April 30, 2025 (unaudited) (continued)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations	Options Contracts Purchased	Options Contracts Written
Equity Contracts (continued)
AllianzIM U.S. Large Cap Buffer20 Jan ETF	$(25,966,961)	$18,143,346
AllianzIM U.S. Large Cap Buffer20 Feb ETF	(9,928,942)	4,392,676
AllianzIM U.S. Large Cap Buffer20 Mar ETF	(7,129,345)	1,761,970
AllianzIM U.S. Large Cap Buffer20 Apr ETF	(10,115,475)	(244,469)
AllianzIM U.S. Large Cap Buffer20 May ETF	(5,544,018)	1,916,787
AllianzIM U.S. Large Cap Buffer20 Jun ETF	(6,689,931)	1,961,727
AllianzIM U.S. Large Cap Buffer20 Jul ETF	(5,889,571)	5,627,839
AllianzIM U.S. Large Cap Buffer20 Aug ETF	(12,573,850)	3,505,149
AllianzIM U.S. Large Cap Buffer20 Sep ETF	(7,362,812)	2,271,458
AllianzIM U.S. Large Cap Buffer20 Oct ETF	(9,828,766)	7,190,133
AllianzIM U.S. Large Cap Buffer20 Nov ETF	(1,369,253)	1,441,177
AllianzIM U.S. Large Cap Buffer20 Dec ETF	(21,577,931)	10,863,774
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF	(1,291,593)	(666,059)
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF	(1,171,089)	(707,702)
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF	(259,499)	(182,809)
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	339,692	(236,954)
AllianzIM U.S. Equity Buffer15 Uncapped May ETF	657,682	20,626
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	(582,896)	117,404
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	(1,439,782)	384,192
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	(768,915)	86,863
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	(402,649)	87,435
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	(369,559)	(21,785)
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	(726,256)	(113,557)
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF	(976,384)	(456,167)
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	(12,377,442)	1,116,718
AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF	(1,783,712)	(111,517)
AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF	(1,325,706)	(28,463)
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	480,927	(1,879,874)
AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF	(1,733)	(1,733)
AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF	(3,503,584)	1,353,547
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	(1,081,528)	265,946
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF	796,854	(448,302)

Derivatives Volume
The table below discloses the monthly average contract volume of the Funds’ options contracts traded during the period ended April 30, 2025:

	Options Contracts Purchased	Options Contracts Written
AllianzIM U.S. Large Cap Buffer10 Jan ETF	$3,703	$3,703
AllianzIM U.S. Large Cap Buffer10 Feb ETF	1,435	1,435
AllianzIM U.S. Large Cap Buffer10 Mar ETF	984	984
AllianzIM U.S. Large Cap Buffer10 Apr ETF	1,546	1,546
AllianzIM U.S. Large Cap Buffer10 May ETF	546	546
AllianzIM U.S. Large Cap Buffer10 Jun ETF	553	553
AllianzIM U.S. Large Cap Buffer10 Jul ETF	2,135	2,135
AllianzIM U.S. Large Cap Buffer10 Aug ETF	2,564	2,564

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Notes to Financial Statements
April 30, 2025 (unaudited) (continued)

	Options Contracts Purchased	Options Contracts Written
AllianzIM U.S. Large Cap Buffer10 Sep ETF	$1,423	$1,423
AllianzIM U.S. Large Cap Buffer10 Oct ETF	4,926	4,926
AllianzIM U.S. Large Cap Buffer10 Nov ETF	1,229	1,229
AllianzIM U.S. Large Cap Buffer10 Dec ETF	2,707	2,707
AllianzIM U.S. Large Cap Buffer20 Jan ETF	12,011	12,011
AllianzIM U.S. Large Cap Buffer20 Feb ETF	2,774	2,774
AllianzIM U.S. Large Cap Buffer20 Mar ETF	2,309	2,309
AllianzIM U.S. Large Cap Buffer20 Apr ETF	5,946	5,946
AllianzIM U.S. Large Cap Buffer20 May ETF	1,968	1,968
AllianzIM U.S. Large Cap Buffer20 Jun ETF	2,924	2,924
AllianzIM U.S. Large Cap Buffer20 Jul ETF	6,633	6,633
AllianzIM U.S. Large Cap Buffer20 Aug ETF	7,364	7,364
AllianzIM U.S. Large Cap Buffer20 Sep ETF	5,026	5,026
AllianzIM U.S. Large Cap Buffer20 Oct ETF	13,894	13,894
AllianzIM U.S. Large Cap Buffer20 Nov ETF	2,150	2,150
AllianzIM U.S. Large Cap Buffer20 Dec ETF	9,943	9,943
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF(1)	2,146	1,073
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF(2)	1,165	583
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF(3)	572	286
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	1,003	502
AllianzIM U.S. Equity Buffer15 Uncapped May ETF	572	286
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	536	268
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	1,818	909
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	827	414
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	806	403
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	1,007	504
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	628	314
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF(4)	1,206	603
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	4,963	4,963
AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF	1,019	1,019
AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF	1,170	1,170
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	8,983	8,983
AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF	644	644
AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF	3,021	3,021
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	584	292
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF	608	304

(1)	Positions were opened for the period December 31, 2024 (commencement of operations) through April 30, 2025.
(2)	Positions were opened for the period January 31, 2025 (commencement of operations) through April 30, 2025.
(3)	Positions were opened for the period February 28, 2025 (commencement of operations) through April 30, 2025.
(4)	Positions were opened for the period November 29, 2024 (commencement of operations) through April 30, 2025.

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Notes to Financial Statements
April 30, 2025 (unaudited) (continued)
e.	Securities Transactions and Net Investment Income
Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when a Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expenses.
f.	Cash Equivalents
Each Fund may invest in securities with maturities of less than one year or cash equivalents, including money market funds, or each may hold cash.
g.	Dividend Distributions
Dividends from net investment income, if any, are declared and paid at least annually by the Funds. The Funds distribute net realized capital gains, if any, to shareholders annually.
h.	Reclassification
GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or the NAV per share.
i.	Taxes
It is the Funds’ policy to continue to meet the requirements of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and to distribute all of their taxable net investment income and capital gains, if any, to their shareholders. Therefore, no federal income tax provision is required. However, due to the timing of when distributions are made by the Funds’, the Funds’ may be subject to an excise tax of 4% of the amount by which 98% of the Funds’ annual taxable income and 98.2% of net realized gains exceed the distributions from such taxable income and realized gains for the calendar year. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned. Management has reviewed the tax positions and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions for open tax periods. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended April 30, 2025, the Funds did not incur any interest or penalties.
NOTE 3 – INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Adviser
The Adviser, located at 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, furnishes investment advisory services to the Funds pursuant to an Investment Advisory Agreement with the Trust on behalf of each Fund (the “Advisory Agreement”), subject to the supervision and direction of the Board. The Adviser is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser under the Investment Advisers Act of 1940, as amended.
Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee for managing the Funds’ assets at the annual rate listed below. This unitary management fee is designed to pay the Funds’ ordinary operating expenses and to compensate the Adviser for the services it provides to the Funds. Under the Advisory Agreement, the Adviser pays all of the ordinary operating expenses of the Funds, excluding (i) the Funds’ investment advisory fees, (ii) acquired fund fees and expenses, (iii) payments under the Funds’ Rule 12b-1 plan (if any), (iv) brokerage expenses (including any costs incidental to transactions in portfolio securities or other instruments), (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Funds may be a party and indemnification of the Trustees and officers with respect thereto), and (viii) other non-routine or extraordinary expenses (including expenses arising from mergers, acquisitions or similar transactions involving any Fund).
The fee is equal to the annual rate of 0.74% of the average daily net assets of each Fund (except the Allocation ETFs). Each Allocation ETF has a unitary management fee equal to the annual rate of 0.10% of its average daily net assets. Investment advisory fees are paid at the end of each outcome period, or monthly (for the Allocation ETFs). The Adviser has contractually agreed to reduce the management fee of each Allocation ETF to 0.05% through at least February 28, 2026, after which the fee waiver may be terminated by the Adviser or the Allocation ETF at any time for any reason.

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Notes to Financial Statements
April 30, 2025 (unaudited) (continued)
Other Funds’ Service Providers
Brown Brothers Harriman & Co. (“BBH”) is the Funds’ administrator, fund accountant, transfer and dividend agent and custodian. BBH is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds and ETFs.
Foreside Fund Services, LLC (the “Distributor”), serves as the distributor of Creation Units of the Funds. The Distributor is a broker-dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).
Foreside Fund Officer Services, LLC provides the Funds with a Principal Financial Officer.
Stradley Ronon Stevens and Young, LLP serves as legal counsel to the Trust.
Cohen & Company, Ltd. serves as the Funds’ independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds and performing tax compliance services.
NOTE 4 – PORTFOLIO SECURITIES
There were no aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for the reporting period ended April 30, 2025.
NOTE 5 – PURCHASE AND SALE OF FUND SHARES
The Funds issue and redeem shares at NAV only with Authorized Participants and only in Creation Units (large blocks of 25,000 shares) or multiples thereof, generally in exchange for the deposit or delivery of a basket of instruments (including cash in lieu of any portion of such instruments) and/or an amount of cash that each Fund specifies each day. Except when aggregated in Creation Units, the shares are not redeemable by the Funds.
Individual shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on NYSE Arca, Inc. or CBOE BZX Exchange, Inc., as applicable (each, an “Exchange”), and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
Beneficial Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under section 2(a)(9) of the 1940 Act. As of April 30, 2025, Allianz Life Insurance Company North America, the parent company of the Adviser (“Allianz Life”), owned more than 25% of the outstanding shares of AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF, AllianzIM Buffer20 Allocation ETF, AllianzIM Buffer15 Uncapped Allocation ETF and AllianzIM 6 Month Buffer10 Allocation ETF.
NOTE 6 – AFFILIATED TRANSACTIONS
Investments in issuers considered to be affiliates of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
AllianzIM Buffer20 Allocation ETF

Affiliated Investment Company	Value as of January 7, 2025*	Purchases	Sales	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Value as of April 30, 2025	Dividend Income	Shares as of April 30, 2025
AllianzIM U.S. Large Capital Buffer20 May ETF	$ —	$2,287,784	$ —	$ —	$13,336	$2,301,120	$ —	74,580
AllianzIM U.S. Large Capital Buffer20 Mar ETF	—	2,288,682	—	—	(24,892)	2,263,790	—	73,333
AllianzIM U.S. Large Capital Buffer20 Nov ETF	—	2,286,573	—	—	(33,435)	2,253,138	—	73,745

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Notes to Financial Statements
April 30, 2025 (unaudited) (continued)

Affiliated Investment Company	Value as of January 7, 2025*	Purchases	Sales	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Value as of April 30, 2025	Dividend Income	Shares as of April 30, 2025
AllianzIM U.S. Large Capital Buffer20 Sep ETF	$ —	$2,286,229	$ —	$ —	$(34,689)	$2,251,540	$ —	78,946
AllianzIM U.S. Large Capital Buffer20 Oct ETF	—	2,286,063	—	—	(34,645)	2,251,418	—	64,183
AllianzIM U.S. Large Capital Buffer20 Aug ETF	—	2,288,120	—	—	(39,444)	2,248,676	—	77,981
AllianzIM U.S. Large Capital Buffer20 Jan ETF	—	2,284,983	—	—	(37,543)	2,247,440	—	67,837
AllianzIM U.S. Large Capital Buffer20 Jun ETF	—	2,287,127	—	—	(44,522)	2,242,605	—	75,969
AllianzIM U.S. Large Capital Buffer20 Dec ETF	—	2,285,258	—	—	(42,905)	2,242,353	—	74,970
AllianzIM U.S. Large Capital Buffer20 Feb ETF	—	2,289,716	—	—	(52,539)	2,237,177	—	73,883
AllianzIM U.S. Large Capital Buffer20 Jul ETF	—	2,286,472	—	—	(54,744)	2,231,728	—	65,046
AllianzIM U.S. Large Capital Buffer20 Apr ETF	—	2,286,154	—	—	(62,821)	2,223,333	—	69,467
	$—	$27,443,161	$—	$—	$(448,843)	$26,994,318	$—	869,940

*	The Fund commenced operations on January 7, 2025.
AllianzIM Buffer15 Uncapped Allocation ETF

Affiliated Investment Company	Value as of March 5, 2025*	Purchases	Sales	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Value as of April 30, 2025	Dividend Income	Shares as of April 30, 2025
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF	$ —	$1,848,598	$ —	$ —	$(21,044)	$1,827,554	$ —	76,217
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	—	1,847,927	—	—	(25,370)	1,822,557	—	74,029
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF	—	1,849,029	—	—	(26,846)	1,822,183	—	75,058
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF	—	1,847,809	—	—	(26,366)	1,821,443	—	75,921
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF	—	1,847,825	—	—	(26,444)	1,821,381	—	75,840
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	—	1,848,804	—	—	(29,188)	1,819,616	—	73,486
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	—	1,848,277	—	—	(29,351)	1,818,926	—	72,916
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	—	1,847,835	—	—	(32,913)	1,814,922	—	71,871
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	—	1,847,848	—	—	(39,306)	1,808,542	—	71,173
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	—	1,849,190	—	—	(52,751)	1,796,439	—	69,843

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Notes to Financial Statements
April 30, 2025 (unaudited) (continued)

Affiliated Investment Company	Value as of March 5, 2025*	Purchases	Sales	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Value as of April 30, 2025	Dividend Income	Shares as of April 30, 2025
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	$ —	$1,847,795	$ —	$ —	$(52,104)	$1,795,691	$ —	69,476
AllianzIM U.S. Equity Buffer15 Uncapped May ETF	—	1,849,289	—	—	(60,792)	1,788,497	—	66,916
	$ —	$22,180,226	$—	$—	$(422,475)	$21,757,751	$—	872,746

*	The Fund commenced operations on March 5, 2025.
AllianzIM 6 Month Buffer10 Allocation ETF

Affiliated Investment Company	Value as of January 7, 2025*	Purchases	Sales	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Value as of April 30, 2025	Dividend Income	Shares as of April 30, 2025
AllianzIM U.S. Large Capital 6 Month Buffer10 Jun/Dec ETF	$ —	$3,859,499	$ —	$ —	$(66,682)	$3,792,817	$ —	144,370
AllianzIM U.S. Large Capital 6 Month Buffer10 Feb/Aug ETF	—	3,859,400	—	—	(78,261)	3,781,139	—	135,787
AllianzIM U.S. Large Capital 6 Month Buffer10 Mar/Sep ETF	—	3,858,739	—	—	(85,122)	3,773,617	—	137,766
AllianzIM U.S. Large Capital 6 Month Buffer10 Jan/Jul ETF	—	3,858,044	—	—	(92,716)	3,765,328	—	126,015
AllianzIM U.S. Large Capital 6 Month Buffer10 May/Nov ETF	—	3,858,865	—	—	(125,692)	3,733,173	—	138,854
AllianzIM U.S. Large Capital 6 Month Buffer10 Apr/Oct ETF	—	3,857,807	—	—	(135,252)	3,722,555	—	118,289
	$—	$23,152,354	$—	$—	$(583,725)	$22,568,629	$—	801,081

*	The Fund commenced operations on January 7, 2025.
NOTE 7 – DISTRIBUTIONS AND TAXATION OF THE FUNDS
The Funds intend to elect and qualify each year for treatment as a regulated investment company (“RIC”) under the Code. If the Funds meet certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.
The Funds may use the utilization of earnings and profits distributed to shareholders on redemption of shares (in lieu of making some cash distributions) in determining the portion of their income and gains that have been distributed. If the Funds utilize earnings and profits distributed to shareholders on redemption of shares, they will allocate a portion of their undistributed investment company taxable income and net capital gains to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that they distribute in cash.

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Notes to Financial Statements
April 30, 2025 (unaudited) (continued)
Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. As of October 31, 2024, the following Funds have reclassifications due to permanent book-to-tax differences as a result of net operating losses, redemptions in-kind and the utilization of earnings and profits distributed to shareholders on redemption of shares.

	Paid-in Capital	Total Distributable Earnings (Accumulated Loss)
AllianzIM U.S. Large Cap Buffer10 Jan ETF	$14,567,932	$(14,567,932)
AllianzIM U.S. Large Cap Buffer10 Feb ETF	10,595,599	(10,595,599)
AllianzIM U.S. Large Cap Buffer10 Mar ETF	6,133,149	(6,133,149)
AllianzIM U.S. Large Cap Buffer10 Apr ETF	10,474,103	(10,474,103)
AllianzIM U.S. Large Cap Buffer10 May ETF	8,363,496	(8,363,496)
AllianzIM U.S. Large Cap Buffer10 Jun ETF	5,956,304	(5,956,304)
AllianzIM U.S. Large Cap Buffer10 Jul ETF	16,105,904	(16,105,904)
AllianzIM U.S. Large Cap Buffer10 Aug ETF	17,754,471	(17,754,471)
AllianzIM U.S. Large Cap Buffer10 Sep ETF	4,372,085	(4,372,085)
AllianzIM U.S. Large Cap Buffer10 Oct ETF	10,759,093	(10,759,093)
AllianzIM U.S. Large Cap Buffer10 Nov ETF	3,769,285	(3,769,285)
AllianzIM U.S. Large Cap Buffer10 Dec ETF	8,071,718	(8,071,718)
AllianzIM U.S. Large Cap Buffer20 Jan ETF	47,713,438	(47,713,438)
AllianzIM U.S. Large Cap Buffer20 Feb ETF	15,919,939	(15,919,939)
AllianzIM U.S. Large Cap Buffer20 Mar ETF	14,918,874	(14,918,874)
AllianzIM U.S. Large Cap Buffer20 Apr ETF	30,474,846	(30,474,846)
AllianzIM U.S. Large Cap Buffer20 May ETF	11,868,069	(11,868,069)
AllianzIM U.S. Large Cap Buffer20 Jun ETF	14,750,032	(14,750,032)
AllianzIM U.S. Large Cap Buffer20 Jul ETF	41,581,708	(41,581,708)
AllianzIM U.S. Large Cap Buffer20 Aug ETF	30,852,125	(30,852,125)
AllianzIM U.S. Large Cap Buffer20 Sep ETF	10,205,522	(10,205,522)
AllianzIM U.S. Large Cap Buffer20 Oct ETF	35,575,172	(35,575,172)
AllianzIM U.S. Large Cap Buffer20 Nov ETF	11,181,070	(11,181,070)
AllianzIM U.S. Large Cap Buffer20 Dec ETF	13,961,297	(13,961,297)
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	2,112,421	(2,112,421)
AllianzIM U.S. Equity Buffer15 Uncapped May ETF	2,082,131	(2,082,131)
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	1,332,959	(1,332,959)
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	2,550,248	(2,550,248)
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	—	—
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	68,439	(68,439)
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	12,512	(12,512)
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	—	—
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	26,668,220	(26,668,220)
AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF	3,436,970	(3,436,970)
AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF	4,528,454	(4,528,454)
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	17,753,088	(17,753,088)
AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF	1,148,180	(1,148,180)
AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF	7,757,184	(7,757,184)
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	1,347,765	(1,347,765)
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF	5,169,932	(5,169,932)

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Notes to Financial Statements
April 30, 2025 (unaudited) (continued)
The tax character of distributions paid by the Funds during the year ended October 31, 2024 were as follows:

Ordinary Income
AllianzIM U.S. Large Cap Buffer10 Feb ETF	$100,657
AllianzIM U.S. Large Cap Buffer10 Dec ETF	242,065
AllianzIM U.S. Large Cap Buffer20 Feb ETF	74,492
AllianzIM U.S. Large Cap Buffer20 Dec ETF	1,319,661

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of
April 30, 2025 were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AllianzIM U.S. Large Cap Buffer10 Jan ETF	$150,661,553	$5,859,057	$(10,346,349)	$(4,487,292)
AllianzIM U.S. Large Cap Buffer10 Feb ETF	92,770,102	643,353	(824,652)	(181,299)
AllianzIM U.S. Large Cap Buffer10 Mar ETF	26,815,256	1,128,218	(2,158,990)	(1,030,772)
AllianzIM U.S. Large Cap Buffer10 Apr ETF	42,321,100	224,619	(281,431)	(56,812)
AllianzIM U.S. Large Cap Buffer10 May ETF	13,934,763	—	(3,865)	(3,865)
AllianzIM U.S. Large Cap Buffer10 Jun ETF	17,016,225	728,207	(411,834)	316,373
AllianzIM U.S. Large Cap Buffer10 Jul ETF	71,373,384	3,442,275	(3,121,645)	320,630
AllianzIM U.S. Large Cap Buffer10 Aug ETF	30,527,446	629,486	(525,539)	103,947
AllianzIM U.S. Large Cap Buffer10 Sep ETF	18,553,094	170,148	(692,286)	(522,138)
AllianzIM U.S. Large Cap Buffer10 Oct ETF	134,501,398	2,717,583	(4,050,119)	(1,332,536)
AllianzIM U.S. Large Cap Buffer10 Nov ETF	36,139,664	908,804	(1,245,907)	(337,103)
AllianzIM U.S. Large Cap Buffer10 Dec ETF	104,657,119	5,668,453	(10,592,074)	(4,923,621)
AllianzIM U.S. Large Cap Buffer20 Jan ETF	465,498,190	21,214,331	(27,194,296)	(5,979,965)
AllianzIM U.S. Large Cap Buffer20 Feb ETF	101,999,066	6,207,855	(8,876,699)	(2,668,844)
AllianzIM U.S. Large Cap Buffer20 Mar ETF	81,816,745	3,431,173	(4,871,323)	(1,440,150)
AllianzIM U.S. Large Cap Buffer20 Apr ETF	172,929,407	1,370,236	(1,396,349)	(26,113)
AllianzIM U.S. Large Cap Buffer20 May ETF	63,431,085	—	(17,634)	(17,634)
AllianzIM U.S. Large Cap Buffer20 Jun ETF	53,429,724	1,131,968	(4,242,592)	(3,110,624)
AllianzIM U.S. Large Cap Buffer20 Jul ETF	186,053,288	9,496,940	(3,733,210)	5,763,730
AllianzIM U.S. Large Cap Buffer20 Aug ETF	165,022,491	2,206,007	(3,318,256)	(1,112,249)
AllianzIM U.S. Large Cap Buffer20 Sep ETF	70,968,201	1,087,496	(2,162,410)	(1,074,914)
AllianzIM U.S. Large Cap Buffer20 Oct ETF	369,710,493	11,834,190	(14,927,015)	(3,092,825)
AllianzIM U.S. Large Cap Buffer20 Nov ETF	66,577,116	2,215,539	(2,152,085)	63,454
AllianzIM U.S. Large Cap Buffer20 Dec ETF	379,780,360	24,146,139	(33,302,861)	(9,156,722)
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF	67,553,346	2,438,942	(4,396,594)	(1,957,652)
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF	48,050,033	1,870,331	(3,749,122)	(1,878,791)
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF	16,648,595	507,293	(949,601)	(442,308)
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	39,298,574	427,096	(528,180)	(101,084)
AllianzIM U.S. Equity Buffer15 Uncapped May ETF	18,119,175	—	(3,776)	(3,776)
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	18,495,189	91,106	(1,081,851)	(990,745)
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	69,769,908	275,313	(2,590,928)	(2,315,615)
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	24,352,211	981,643	(648,796)	332,847
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	23,897,182	183,328	(335,808)	(152,480)
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	34,144,483	737,645	(1,329,514)	(591,869)
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	20,074,178	445,717	(1,286,546)	(840,829)
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF	33,240,823	1,579,271	(3,011,822)	(1,432,551)
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	148,441,915	5,137,753	(7,739,257)	(2,601,504)
AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF	45,380,263	2,558,255	(4,082,857)	(1,524,602)

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April 30, 2025 (unaudited) (continued)

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF	$31,031,288	$1,365,418	$(2,282,477)	$(917,059)
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	243,399,560	2,176,588	(3,265,759)	(1,089,171)
AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF	20,332,009	—	(5,652)	(5,652)
AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF	120,918,637	7,397,009	(9,863,520)	(2,466,511)
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	33,297,878	236,086	(621,801)	(385,715)
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF	35,241,799	1,974,447	(1,652,219)	322,228
AllianzIM Buffer20 Allocation ETF	27,459,836	13,336	(462,179)	(448,843)
AllianzIM Buffer15 Uncapped Allocation ETF	22,196,435	—	(422,475)	(422,475)
AllianzIM 6 Month Buffer10 Allocation ETF	23,166,521	—	(583,725)	(583,725)

NOTE 8 – INDEMNIFICATION
The Trust will indemnify its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss due to these warranties and indemnities to be remote.
NOTE 9 – RISK OF INVESTING IN THE FUNDS
The Funds’ investment strategy is different from more typical investment products, and the Funds may be unsuitable for some investors. It is important that investors understand the Funds’ investment strategy before making an investment in the Funds. Investors should carefully review the Funds’ investment objectives, strategies and risks included in the Funds’ prospectus before investing. Risks shown below that are applicable to ETFs, such as the Funds, also apply to the Underlying ETF. The Allocation ETFs also bear the risks of the investments of the Underlying Buffer ETFs in which they invest, which are included below.
FLEX Options Risk
The Funds utilize FLEX Options issued and guaranteed for settlement by the OCC. The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Funds could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The Funds may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s share price; although they generally move in the same direction, it is possible they may move in different directions.
Underlying ETF Risk
The Funds invest in FLEX Options that derive their value from the Underlying ETF, and therefore the Funds’ investment performance largely depends on the investment performance of the Underlying ETF. The value of the Underlying ETF will fluctuate over time based on fluctuations in the values of the securities held by the Underlying ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Funds’ investments. The Underlying ETF seeks to track the Underlying Index but may not exactly match the performance of the Underlying Index due to differences between the portfolio of the Underlying ETF and the components of the Underlying Index, fees and expenses, transaction costs, and other factors.

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Notes to Financial Statements
April 30, 2025 (unaudited) (continued)
Market Risk
The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, inflation, recessions, changes in interest rates, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. In addition, unexpected events and their aftermaths, such as pandemics, epidemics or other public health issues; natural, environmental or man-made disasters; financial, political or social disruptions; military conflict; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Any such circumstances could have a materially negative impact on the value of the Funds’ shares and could result in increased market volatility. During any such events, the Funds’ shares may trade at increased premiums or discounts to their NAV.
Buffered Loss Risk (for all Funds other than the 6 Month Floor5 ETFs)
There can be no guarantee that the Funds will be successful in implementing their stated Buffer strategy in an Outcome Period. Despite the intended Buffer, a shareholder may lose their entire investment. If an investor purchases or sells shares during an Outcome Period after the Underlying ETF’s share price has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Funds do not provide principal protection or protection of gains and shareholders could experience significant losses including loss of their entire investment.
Capped Upside Return Risk (for all Funds other than the Uncapped ETFs)
The Funds’ strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of the Outcome Period, subject to each Fund’s stated Cap. The Cap represents the absolute maximum percentage return an investor can achieve from an investment in a Fund held for the entire Outcome Period. In the event that the Underlying ETF experiences gains in excess of a Fund’s stated Cap for the Outcome Period, the Fund will not participate in those gains beyond the Cap. If an investor purchases or sells shares during an Outcome Period after the Underlying ETF’s share price has increased relative to its price at the close of the market the business day prior to the first day of the Outcome Period, the investor may have less or no investment gain on their shares for that Outcome Period. The Cap will change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods and could change significantly from one Outcome Period to another.
Floor Risk
Each of AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF and AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF will be subject to the first 5% of losses experienced by the Underlying ETF’s share price, and there can be no guarantee that each Fund will be successful in its strategy to limit the losses in excess of the first 5% experienced by the Underlying ETF’s share price in an Outcome Period. These Funds do not provide principal protection or protection of gains and shareholders could experience significant losses, including loss of their entire investment. In addition, each Fund’s NAV may not change significantly when the Underlying ETF’s share price is materially below the Floor. If the Outcome Period has begun and the Underlying ETF’s share price has decreased in value by more than 5%, an investor purchasing or selling shares at that time may not benefit from subsequent gains in the Underlying ETF’s share price until the Floor is reached and exceeded again (i.e., the Underlying ETF’s share price has recovered to a loss of only 5% from the start of the Outcome Period).
Upside Participation Risk
There can be no guarantee that the Uncapped ETFs will be successful in their strategy to provide shareholders with a return that tracks the share price returns of the Underlying ETF at the end of an Outcome Period that are in excess of the Spread. Each Fund is intended to only experience positive returns at the end of the Outcome Period if the Underlying ETF’s share price exceeds the Spread. If the Underlying ETF’s share price has not exceeded the Spread at the end of the Outcome Period, each such Fund is not anticipated to participate in any increase. If an investor purchases shares during an Outcome Period after the Underlying ETF’s

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April 30, 2025 (unaudited) (continued)
share price has decreased, the investor will not participate in positive returns unless the Underlying ETF has first increased in value to the Outcome NAV and has also exceeded the Spread at the end of the Outcome Period. If an investor purchases or sells shares during an Outcome Period, the returns realized by the investor will not match those that each Fund seeks to achieve.
Investment Objective and Outcome Period Risk
There can be no guarantee that the Funds will be successful in their strategy to provide shareholders with a return that matches share price return of the Underlying ETF at the end of an Outcome Period, subject to the Cap, Buffer, Floor, or Spread, as applicable. The Funds’ strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period. If an investor purchases or sells shares during an Outcome Period, the returns realized by the investor will not match those that the Funds seek to achieve for the Outcome Period.
Fund-of-Funds Risk
Shareholders of the Allocation ETFs will experience investment returns that are different than the investment returns sought by the Underlying Buffer ETFs. Unlike the Underlying Buffer ETFs, the Allocation ETFs themselves do not pursue a buffered strategy, nor do the Allocation ETFs themselves provide protection with a Buffer against losses. Because each Allocation ETF employs a laddered approach, the Allocation ETF will not realize the stated outcomes of an individual Underlying Buffer ETF. An investor in an Allocation ETF should not expect to experience any individual outcome sought by a particular Underlying Buffer ETF through an investment in the Allocation ETF. The Allocation ETFs will be continuously exposed to the investment profiles of each of their respective Underlying Buffer ETFs. A purchaser of Allocation ETF Shares will, therefore, have exposure to Underlying Buffer ETFs with differing profiles in terms of their potential for upside return, subject to the Cap or Spread, as applicable, and potential for downside protection against losses, limited by the Buffer. An investment in the Allocation ETFs may provide returns that are lower than the returns that an investor could achieve by investing in one or more of the Underlying Buffer ETFs alone. Additionally, if an individual Underlying Buffer ETF has experienced certain levels of losses since the beginning of its Outcome Period, there may be little to no ability for the Allocation ETF to benefit from the Buffer for the remainder of the time that it holds that Underlying Buffer ETF’s shares pursuant to the laddered approach. With respect to the AllianzIM Buffer20 Allocation ETF and AllianzIM 6 Month Buffer10 Allocation ETF, if one or more of the Underlying Buffer ETFs has reached its Cap at the time you invest in such Allocation ETF, you may derive no benefit from the Allocation ETF’s investment in that Underlying Buffer ETF. With respect to the AllianzIM Buffer15 Uncapped Allocation ETF, if one or more of the Underlying Buffer ETFs has not exceeded its Spread at the time you invest in the Allocation ETF, you may derive no benefit from the Allocation ETF’s investment in that Underlying Buffer ETF unless and until such Underlying Buffer ETF exceeds its Spread. Likewise, if one or more of the Underlying Buffer ETFs has decreased in value below its Buffer at the time that you invest in an Allocation ETF, you may derive no protection against losses from the Allocation ETF’s investment in that Underlying Buffer ETF. Each Allocation ETF, as a shareholder of the Underlying Buffer ETFs, indirectly bears its proportionate share of each Underlying Buffer ETF’s expenses.
Tax Risk
To maintain its status as a RIC, the Funds must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Funds will enter into. The Funds intend to treat FLEX Options referencing an index as “issued” by the issuer of the securities underlying the index, which would allow the Funds to count the FLEX Options as automatically diversified investments under the Code’s diversification requirements. Based upon the language in the legislative history, the Funds that invest in FLEX Options on the Underlying ETF intend to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow such Funds to qualify for special rules in the RIC diversification requirements. In addition, the Funds intend to treat any income they may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. If the income is not qualifying income or if the FLEX Options are not treated as issued by the issuer of the securities underlying the index or issued by the reference asset, as applicable, the Funds may not qualify, or may be disqualified, as a RIC. If the Funds do not qualify as a RIC for any taxable year and certain relief provisions are not available, the Funds’ taxable income will be subject to tax at the Fund level and to a further

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April 30, 2025 (unaudited) (continued)
tax at the shareholder level when such income is distributed. Additionally, if a shareholder purchases shares after the Outcome Period has begun and shortly thereafter the Funds issue a dividend (commonly known as “buying a dividend”), the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Valuation Risk
During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Funds, the ability to value the FLEX Options becomes more difficult and the judgment of the Adviser or a fair value pricing vendor (in accordance with the fair value procedures approved by the Board of Trustees of the Trust) may play a greater role in the valuation of the Funds’ holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult to accurately assign a daily value.
Liquidity Risk
In the event that trading in the FLEX Options is limited or absent, the value of the Funds’ FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may significantly impact the price of the options. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.
Cash Transactions Risk
The Funds may issue and redeem creation units of their shares solely or partially for cash, rather than in-kind for securities and portfolio instruments. To the extent the Funds engage in full or partial cash creation and redemption transactions, an investment in the Funds may be less tax-efficient than an investment in an ETF that transacts principally in-kind. To the extent the Funds effect redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, generally will be passed on to purchasers and redeemers of shares in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of shares than for other ETFs.
Non-Diversification
The Funds (other than the Diversified Funds) are classified as non-diversified under the 1940 Act. As a result, such Funds are only limited as to the percentage of their assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. These Funds may invest a relatively high percentage of their assets in a limited number of issuers. As a result, these Funds may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Premium/Discount Risk
The Adviser cannot predict whether shares will trade on the Exchange below, at or above their NAV because the shares trade at market prices and not at NAV. Price differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for shares may decrease considerably and cause the market price of shares to deviate significantly from the Fund’s NAV. Thus, you may pay more (or less) than NAV when you buy shares of a Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market.
Active Markets Risk
There can be no assurance that an active trading market for the shares will develop or be maintained. The Funds face numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Funds. Securities, including the shares, are subject to market fluctuations and liquidity

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Notes to Financial Statements
April 30, 2025 (unaudited) (continued)
constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, or perceived trends in securities prices. In stressed market conditions, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the Funds’ portfolio holdings, which may cause a significant variance in the market price of shares and their underlying value and wider bid-ask spreads.
NOTE 10 – SEGMENT REPORTING
The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or its results of operations. Subject to the oversight and, when applicable, approval of the Board, the Funds’ Manager acts as the Funds’ chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Funds each have a single operating segment based on the fact that the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is determined in accordance with the terms of the prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
NOTE 11 – SUBSEQUENT EVENTS
The Funds have evaluated the need for disclosure and/or adjustments resulting from subsequent events through the dates the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

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Other Information (unaudited)
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Funds’ accountants during the reporting period ended April 30, 2025.
Proxy Disclosures
There were no matters submitted for vote by shareholders of the Funds’ during the reporting period ended April 30, 2025.
Remuneration Paid to Directors, Officers, and Others
Pursuant to the Advisory Agreement, the Adviser is paid a unitary management fee which is designed to pay the Funds’ ordinary operating expenses, subject to certain exclusions. As such, the Adviser pays remuneration to the trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Adviser (Independent Trustees) and to an officer of the Trust on behalf of the Funds. Non-independent trustees do not receive compensation from the Funds.

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Board Approval of the Investment Advisory Agreement (unaudited)
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF
At a virtual meeting (the “Meeting”) of the Board of Trustees (the “Board”) of AIM ETF Products Trust (the “Trust”) held January 4, 2024, in which all those participating could hear each other simultaneously, the Board, including those Trustees (the “Independent Trustees”) who are not “interested persons” (as that term is defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Trust, approved the investment advisory agreement (the “Agreement”) between Allianz Investment Management LLC (the “Manager”) and the Trust with respect to each of the AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF, AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF, AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF, and AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF (each, a “Fund”), for an initial two-year term.
In considering the approval of the Agreement, the Board reviewed and considered information provided by the Manager at the Meeting including information pertaining to the Funds, specifically, and information provided to the Board throughout the year at meetings of the Board and its committees. The Independent Trustees also met in executive session with independent counsel, who provided assistance and advice.
The Board, including the Independent Trustees, evaluated the terms of the Agreement, reviewed information provided by the Manager in connection with the Agreement, and took into account the duties and responsibilities of the Trustees in evaluating and approving the Agreement. Under the Agreement, the Manager is obligated to pay all of the ordinary operating expenses of each Fund, except for certain excluded items (the “Unified Fee”). The Board noted that the Unified Fee was consistent with the current management fee structure for the existing series of the Trust. The Board also considered data provided by the Manager, from an unaffiliated third-party database, comparing the advisory fee and projected expense ratio of each Fund with the fees and expenses of a peer group of similar U.S.-listed buffer ETFs (the “Peer Group”). The Board discussed the criteria used by the Manager for selecting the Peer Group and concluded that the data was useful and reliable for the purpose of reviewing the Agreement.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser has realized or may realize “economies of scale” as the fund grows larger; any indirect benefits that have accrued or may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent board members are fully informed about all facts bearing on the adviser’s services and fees. The Board is aware of these factors and took them into account in its review of the Agreement for each Fund.
Form N-CSR filings are required to include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below with the Board’s conclusions regarding such factors:
(a)
The nature, extent and quality of services to be provided to each Fund by the Manager. The Board considered the scope of services to be provided under the Agreement. In considering the nature, extent and quality of the services to be provided by the Manager, the Board reviewed and considered the Manager’s compliance infrastructure and the financial strength and resources of the Manager and its parent organization. The Board also reviewed information regarding the qualifications, background and experience of the investment personnel who will be responsible for the day-to-day management of each Fund, including expertise with hedging strategies and derivatives instruments. The Board considered the Manager’s experience as the investment manager to the other series of the Trust as well as to mutual funds underlying variable products and other accounts. The Board also considered the services to be provided to each Fund by the Manager, such as implementation of the Fund’s investment strategy, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Manager based on its experience, personnel, operations and resources.

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Board Approval of the Investment Advisory Agreement (unaudited) (continued)
(b)
The cost of services to be provided to each Fund by the Manager, profitability and economies of scale. The Board reviewed the proposed expense ratio and advisory fee to be paid by each Fund and considered the expense ratios and advisory fees of the Peer Group. The Board noted that each Fund’s advisory fee and net expense ratio were lower than the advisory fees and net expense ratios of all but five of the funds included in the Peer Group, which placed the Funds in the 5th best percentile among the funds included in the Peer Group. The Board took into consideration that the advisory fee was a “unified fee,” meaning that the Manager bears all of the ordinary operating expenses of the Funds, except for certain excluded items. The Board concluded that the advisory fee was reasonable.

The Board also evaluated the compensation and benefits expected to be received by the Manager and its affiliates from their relationship with each Fund, taking into account the Manager’s anticipated profitability. The Board noted that the Manager will bear all of the organizational expenses of each Fund. The Board noted that, because the Funds had not yet commenced operations, it was too early to assess the potential for economies of scale, though the Board determined to address economies of scale when assets under management reached appropriate levels.
(c)
The investment performance of each Fund and the Manager. The Board noted that there was no prior performance of the Funds to consider, but the Board took into account the Manager’s experience managing the other series of the Trust as well as mutual funds underlying variable products and other accounts. The Board noted that such experience demonstrated the Manager’s ability to effectively manage 1940 Act registered investment companies. After considering all of the information, the Board concluded that each Fund and its shareholders were likely to benefit from the Manager’s management.

In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Agreement, the Board, including the Independent Trustees, concluded that the advisory fee was reasonable, and that the approval of the Agreement was in the best interest of each Fund. No single factor was determinative to the decision of the Board, and each individual Trustee may have assigned different weights to various factors.

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Board Approval of the Investment Advisory Agreement (unaudited) (continued)
AllianzIM 6 Month Buffer10 Allocation ETF
AllianzIM Buffer20 Allocation ETF
AllianzIM Buffer15 Uncapped Allocation ETF
At a virtual meeting (the “Meeting”) of the Board of Trustees (the “Board”) of AIM ETF Products Trust (the “Trust”) held June 18, 2024, in which all those participating could hear each other simultaneously, the Board, including those Trustees (the “Independent Trustees”) who are not “interested persons” (as that term is defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Trust, approved the investment advisory agreement (the “Agreement”) between Allianz Investment Management LLC (the “Manager”) and the Trust with respect to each of the AllianzIM 6 Month Buffer10 Allocation ETF, AllianzIM Buffer20 Allocation ETF, and AllianzIM Buffer15 Uncapped Allocation ETF (each, a “Fund”), for an initial two-year term.
In considering the approval of the Agreement, the Board reviewed and considered information provided by the Manager at the Meeting including information pertaining to the Funds, specifically, and information provided to the Board throughout the year at meetings of the Board and its committees. The Independent Trustees also met in executive session with independent counsel, who provided assistance and advice.
The Board, including the Independent Trustees, evaluated the terms of the Agreement, reviewed information provided by the Manager in connection with the Agreement, and took into account the duties and responsibilities of the Trustees in evaluating and approving the Agreement. Under the Agreement, the Manager is obligated to pay all of the ordinary operating expenses of each Fund, except for certain excluded items (the “Unified Fee”). The Board noted that the Unified Fee was consistent with the current management fee structure for the existing series of the Trust. The Board also considered data provided by the Manager, from an unaffiliated third-party database, comparing the advisory fee and projected expense ratio of each Fund with the fees and expenses of a peer group of similar U.S.-listed ETFs that operate as funds of funds and invest in underlying buffer ETFs (the “Peer Group”). The Board discussed the criteria used by the Manager for selecting the Peer Group and concluded that the data was useful and reliable for the purpose of reviewing the Agreement.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser has realized or may realize “economies of scale” as the fund grows larger; any indirect benefits that have accrued or may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent board members are fully informed about all facts bearing on the adviser’s services and fees. The Board is aware of these factors and took them into account in its review of the Agreement for each Fund.
Form N-CSR filings are required to include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below with the Board’s conclusions regarding such factors:
(a)
The nature, extent and quality of services to be provided to each Fund by the Manager. The Board considered the scope of services to be provided under the Agreement. In considering the nature, extent and quality of the services to be provided by the Manager, the Board reviewed and considered the Manager’s compliance infrastructure and the financial strength and resources of the Manager and its parent organization. The Board also reviewed information regarding the qualifications, background and experience of the investment personnel who will be responsible for the day-to-day management of each Fund. The Board considered the Manager’s experience as the investment manager to the other series of the Trust as well as to mutual funds underlying variable products and other accounts. The Board also considered the services to be provided to each Fund by the Manager, such as implementation of the Fund’s investment strategy, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Manager based on its experience, personnel, operations and resources.

(b)
The cost of services to be provided to each Fund by the Manager, profitability and economies of scale. The Board reviewed the proposed expense ratio and advisory fee to be paid by each Fund and considered the expense ratios and advisory fees of the Peer Group. The Board noted that each Fund’s contractual advisory fee was lower than or equal to the advisory fees of the funds in the Peer Group and that each Fund’s net expense ratio was lower than the net expense

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Board Approval of the Investment Advisory Agreement (unaudited) (continued)
ratios of all but one of the funds included in the Peer Group, which placed the Funds in the 2nd best percentile among the funds included in the Peer Group. The Board took into consideration that the advisory fee was a “unified fee,” meaning that the Manager bears all of the ordinary operating expenses of the Funds, except for certain excluded items. The Board further noted that the Manager had agreed to waive a portion of its advisory fee for each Fund for the term disclosed in the Fund’s registration statement. In addition, the Board considered that the advisory fee to be paid to the Manager with respect to each Fund was based on services provided to the Fund that are in addition to, rather than duplicative of, services provided by the Manager pursuant to the investment advisory agreements for the underlying ETFs in which the Fund will invest. The Board concluded that the advisory fee was reasonable.
The Board also evaluated the compensation and benefits expected to be received by the Manager and its affiliates from their relationship with each Fund, taking into account the Manager’s anticipated profitability. The Board noted that the Manager will bear all of the organizational expenses of each Fund. The Board noted that, because the Funds had not yet commenced operations, it was too early to assess the potential for economies of scale, though the Board determined to address economies of scale when assets under management reached appropriate levels.
(c)
The investment performance of each Fund and the Manager. The Board noted that there was no prior performance of the Funds to consider, but the Board took into account the Manager’s experience managing the other series of the Trust as well as mutual funds underlying variable products and other accounts. The Board noted that such experience demonstrated the Manager’s ability to effectively manage 1940 Act registered investment companies. After considering all of the information, the Board concluded that each Fund and its shareholders were likely to benefit from the Manager’s management.

In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Agreement, the Board, including the Independent Trustees, concluded that the advisory fee was reasonable, and that the approval of the Agreement was in the best interest of each Fund. No single factor was determinative to the decision of the Board, and each individual Trustee may have assigned different weights to various factors.

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Investment Adviser
Allianz Investment Management LLC
5701 Golden Hills Drive
Minneapolis, Minnesota 55416
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
Administrator, Custodian, Fund Accountant, and Transfer Agent
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, Massachusetts 02110
Legal Counsel
Stradley Ronon Stevens and Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Information included in Item 7, if applicable.

Item 9. Proxy Disclosures for Open-End Management Companies.

Information included in Item 7, if applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Companies.

Information included in Item 7, if applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Information included in Item 7, if applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules
13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act) that occurred during the Registrant’s period covered by this report, that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not Applicable. This item is only required in an annual report on Form N-CSR.
(a)(2)	Not applicable.

(a)(3)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 13(a)(3) to this Form N-CSR.

(a)(4)	Not applicable.

(a)(5)	There has been no change to the Registrant’s independent public accountant during the reporting period.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 13(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIM ETF Products Trust

By: (Signature and Title)

/s/ Brian Muench
Brian Muench
Title: President - Principal Executive Officer
Date: June 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Brian Muench
Brian Muench
Title: President - Principal Executive Officer
Date: June 27, 2025

By: (Signature and Title)

/s/ Monique Labbe
Monique Labbe
Title: Treasurer - Principal Financial Officer
Date: June 27, 2025